UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31, 2015
Date of reporting period: January 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of
Portfolio Holdings
January 31, 2016
Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class
Growth
Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX
Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX
Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX
Value
Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX
Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX
Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.9%)
COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—1.5%
3,091,489	Boeing Co.	$ 371,381
AUTOMOBILES— 1.1%
1,421,576	Tesla Motors Inc.*	271,805
BEVERAGES— 0.9%
1,755,087	Monster Beverage Corp.*	236,989
BIOTECHNOLOGY— 6.7%
2,553,911	Alexion Pharmaceuticals Inc.*	372,692
1,280,832	Biogen Inc.*	349,744
781,714	BioMarin Pharmaceutical Inc.*	57,863
4,674,057	Celgene Corp.*	468,901
763,738	Regeneron Pharmaceuticals Inc.*	320,839
1,117,634	Vertex Pharmaceuticals Inc.*	101,425
		1,671,464
CAPITAL MARKETS—0.4%
3,817,296	Morgan Stanley	98,792
CHEMICALS— 0.8%
2,286,082	Monsanto Co.	207,119
COMMON STOCKS—Continued
Shares		Value
COMMUNICATIONS EQUIPMENT—0.6%
1,006,234	Palo Alto Networks Inc.*	$ 150,422
DIVERSIFIED FINANCIAL SERVICES—1.0%
3,028,622	McGraw Hill Financial Inc.	257,494
ENERGY EQUIPMENT & SERVICES—0.5%
1,750,040	Schlumberger Ltd.	126,475
FOOD & STAPLES RETAILING—3.5%
3,011,305	Costco Wholesale Corp.	455,069
11,196,659	Kroger Co.	434,542
		889,611
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
9,668,976	Abbott Laboratories	365,971
HOTELS, RESTAURANTS & LEISURE—5.0%
5,983,577	Marriott International Inc.	366,674
2,621,198	McDonald's Corp.	324,452
9,305,208	Starbucks Corp.	565,477
		1,256,603
INDUSTRIAL CONGLOMERATES—0.4%
3,294,669	General Electric Co.	95,875
INTERNET & CATALOG RETAIL—8.9%
2,073,277	Amazon.com Inc.*	1,217,014
5,249,139	JD.com Inc. ADR (CHN)*,1	136,635
6,114,648	Netflix Inc.*	561,569
293,121	Priceline Group Inc.*	312,165
		2,227,383
INTERNET SOFTWARE & SERVICES—16.7%
5,240,213	Alibaba Group Holding Ltd. ADR (CHN)*,1	351,251
2,143,795	Alphabet Inc.*	1,611,967
10,871,268	Facebook Inc.*	1,219,865
2,323,072	LinkedIn Corp.*	459,759
29,249,567	Tencent Holdings Ltd. (CHN)	549,503
		4,192,345
IT SERVICES—7.6%
2,028,963	FleetCor Technologies Inc.*	249,238
8,759,490	MasterCard Inc.	779,857
11,654,178	Visa Inc.	868,120
		1,897,215
LIFE SCIENCES TOOLS & SERVICES—1.3%
2,048,211	Illumina Inc.*	323,515
MEDIA— 3.1%
3,842,295	Time Warner Inc.	270,651
5,220,956	Walt Disney Co.	500,272
		770,923
OIL, GAS & CONSUMABLE FUELS—0.9%
2,303,575	Concho Resources Inc.*	219,139
PHARMACEUTICALS— 6.5%
1,300,941	Allergan plc*	370,027
8,621,636	Bristol-Myers Squibb Co.	535,921
6,179,837	Novo Nordisk AS ADR (DEN)[1]	345,267
2,340,808	Shire plc ADR (IE)[1]	393,958
		1,645,173

1

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
3,194,173	American Tower Corp.	$ 301,338
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
4,922,926	ARM Holdings plc ADR (UK)[1]	212,079
2,767,822	NXP Semiconductors NV (NET)*	206,978
		419,057
SOFTWARE— 9.4%
6,124,859	Adobe Systems Inc.*	545,909
381,042	Atlassian Corp. plc (UK)*	7,914
8,373,457	Microsoft Corp.	461,294
5,523,715	Red Hat Inc.*	386,936
7,473,987	Salesforce.com Inc.*	508,680
4,357,366	Splunk Inc.*	201,702
3,754,756	Workday Inc.*	236,587
		2,349,022
SPECIALTY RETAIL—6.8%
2,067,722	Home Depot Inc.	260,037
14,865,842	Industria de Diseno Textil SA (SP)	489,223
1,936,332	O'Reilly Automotive Inc.*	505,189
1,901,688	Tiffany & Co.	121,404
4,776,597	TJX Companies Inc.	340,285
		1,716,138
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.5%
11,552,528	Apple Inc.	1,124,523
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—5.7%
4,028,439	Luxottica Group SpA (IT)	$ 251,811
12,318,258	NIKE Inc.	763,855
4,894,875	Under Armour Inc.*	418,169
		1,433,835
TOTAL COMMON STOCKS
(Cost $16,799,088)		24,619,607

SHORT-TERM INVESTMENTS—1.9%
(Cost $469,478)
Principal Amount
REPURCHASE AGREEMENTS
$469,478	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $478,873)	469,478
TOTAL INVESTMENTS—100.0%
(Cost $17,268,566)		25,089,085
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(6,244)
TOTAL NET ASSETS—100.0%		$25,082,841

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 371,381	$ —	$—	$ 371,381
Automobiles	271,805	—	—	271,805
Beverages	236,989	—	—	236,989
Biotechnology	1,671,464	—	—	1,671,464
Capital Markets	98,792	—	—	98,792
Chemicals	207,119	—	—	207,119
Communications Equipment	150,422	—	—	150,422
Diversified Financial Services	257,494	—	—	257,494
Energy Equipment & Services	126,475	—	—	126,475
Food & Staples Retailing	889,611	—	—	889,611
Health Care Equipment & Supplies	365,971	—	—	365,971
Hotels, Restaurants & Leisure	1,256,603	—	—	1,256,603
Industrial Conglomerates	95,875	—	—	95,875
Internet & Catalog Retail	2,227,383	—	—	2,227,383
Internet Software & Services	3,642,842	549,503	—	4,192,345
IT Services	1,897,215	—	—	1,897,215
Life Sciences Tools & Services	323,515	—	—	323,515
Media	770,923	—	—	770,923
Oil, Gas & Consumable Fuels	219,139	—	—	219,139
Pharmaceuticals	1,645,173	—	—	1,645,173
Real Estate Investment Trusts (REITs)	301,338	—	—	301,338
Semiconductors & Semiconductor Equipment	419,057	—	—	419,057
Software	2,349,022	—	—	2,349,022
Specialty Retail	1,226,915	489,223	—	1,716,138
2

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Technology Hardware, Storage & Peripherals	$ 1,124,523	$ —	$—	$ 1,124,523
Textiles, Apparel & Luxury Goods	1,182,024	251,811	—	1,433,835
Short-Term Investments
Repurchase Agreements	—	469,478	—	469,478
Total Investments in Securities	$23,329,070	$1,760,015	$—	$25,089,085
There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CHN	China
DEN	Denmark
IE	Ireland
IT	Italy
NET	Netherlands
SP	Spain
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Mid Cap Growth Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.9%)
COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—0.0%
4,557	DigitalGlobe Inc.*	$ 60
AUTOMOBILES— 1.1%
29,153	Tesla Motors Inc.*	5,574
BEVERAGES— 5.0%
76,719	Molson Coors Brewing Co.	6,941
134,515	Monster Beverage Corp.*	18,164
		25,105
BIOTECHNOLOGY— 2.8%
29,355	Alnylam Pharmaceuticals Inc.*	2,024
19,088	Anacor Pharmaceuticals Inc.*	1,434
44,557	Incyte Corp.*	3,144
COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY— Continued
53,662	Ionis Pharmaceuticals Inc.*	$ 2,089
12,758	Regeneron Pharmaceuticals Inc.*	5,359
		14,050
BUILDING PRODUCTS—2.1%
215,638	Fortune Brands Home & Security Inc.	10,478
CAPITAL MARKETS—4.9%
239,609	Invesco Ltd.	7,171
129,275	Julius Baer Group Ltd. (SWS)*	5,487
131,198	Northern Trust Corp.	8,145
88,372	Raymond James Financial Inc.	3,872
		24,675
CHEMICALS— 1.0%
678,475	Platform Specialty Products Corp.*	5,177
COMMERCIAL SERVICES & SUPPLIES—1.5%
63,729	Stericycle Inc.*	7,670
COMMUNICATIONS EQUIPMENT—2.6%
75,714	Arista Networks Inc.*	4,545
55,034	Palo Alto Networks Inc.*	8,227
		12,772
DIVERSIFIED FINANCIAL SERVICES—2.1%
326,045	Double Eagle Acquisition Corp. (CYM)*	3,251
87,312	McGraw Hill Financial Inc.	7,423
		10,674
ELECTRICAL EQUIPMENT—1.1%
119,157	AMETEK Inc.	5,606
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
179,132	CDW Corp.	6,888
FOOD PRODUCTS—1.3%
765,457	Nomad Foods Ltd. (VG)*	6,698
HEALTH CARE EQUIPMENT & SUPPLIES—10.5%
85,192	Becton Dickinson and Co.	12,384
281,863	Boston Scientific Corp.*	4,941
79,356	DexCom Inc.*	5,656
309,476	Hologic Inc.*	10,504
174,584	Insulet Corp.*	5,793
24,454	Intuitive Surgical Inc.*	13,226
		52,504
HEALTH CARE TECHNOLOGY—5.5%
35,233	Athenahealth Inc.*	4,996
230,121	Cerner Corp.*	13,349
385,295	Veeva Systems Inc.*	9,286
		27,631
HOTELS, RESTAURANTS & LEISURE—8.2%
435,364	Diamond Resorts International Inc.*	8,019
289,357	Hilton Worldwide Holdings Inc.	5,153
88,019	Jack in the Box Inc.	6,834
72,367	Panera Bread Co.*	14,039
110,334	Wyndham Worldwide Corp.	7,161
		41,206
HOUSEHOLD DURABLES—1.2%
79,101	Harman International Industries Inc.	5,884

4

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—4.9%
119,157	Akamai Technologies Inc.*	$ 5,436
71,198	CoStar Group Inc.*	12,486
305,455	Zillow Group Inc.*	6,370
		24,292
LIFE SCIENCES TOOLS & SERVICES—0.5%
16,519	Illumina Inc.*	2,609
MACHINERY— 1.7%
95,094	Middleby Corp.*	8,593
MEDIA— 1.2%
196,865	IMAX Corp. (CAN)*	6,115
OIL, GAS & CONSUMABLE FUELS—3.3%
34,818	Concho Resources Inc.*	3,312
49,875	Diamondback Energy Inc.*	3,768
63,176	Energen Corp.	2,228
89,720	Newfield Exploration Co.*	2,608
38,061	Pioneer Natural Resources Co.	4,718
		16,634
PHARMACEUTICALS— 6.6%
39,291	Allergan plc*	11,175
114,600	Eisai Co. Ltd. (JP)	6,927
165,743	Mylan NV (NET)*	8,733
37,000	Ono Pharmaceutical Co. Ltd. (JP)	5,963
		32,798
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
32,511	Equinix Inc.	10,097
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
39,570	CBRE Group Inc.*	1,107
ROAD & RAIL—2.7%
85,238	Kansas City Southern	6,042
125,871	Landstar System Inc.	7,226
		13,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.4%
347,219	Applied Materials Inc.	6,129
79,504	NXP Semiconductors NV (NET)*	5,945
		12,074
SOFTWARE— 9.6%
105,325	Guidewire Software Inc.*	5,797
185,130	Mobileye NV (NET)*	5,023
COMMON STOCKS—Continued
Shares		Value
SOFTWARE— Continued
199,438	ServiceNow Inc.*	$ 12,407
136,111	SS&C Technologies Holdings Inc.	8,751
69,817	Tableau Software Inc.*	5,602
165,601	Workday Inc.*	10,434
		48,014
SPECIALTY RETAIL—2.3%
37,309	Advance Auto Parts Inc.	5,673
149,107	Dick's Sporting Goods Inc.	5,827
		11,500
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
399,030	Pure Storage Inc.*	5,191
TEXTILES, APPAREL & LUXURY GOODS—2.9%
335,988	Kate Spade & Co.*	5,984
3,352,830	Samsonite International SA (HK)	8,669
		14,653
TRADING COMPANIES & DISTRIBUTORS—3.1%
205,688	AerCap Holdings NV (NET)*	6,317
220,760	Fastenal Co.	8,954
		15,271
WIRELESS TELECOMMUNICATION SERVICES—1.3%
65,539	SBA Communications Corp.*	6,507
TOTAL COMMON STOCKS
(Cost $513,002)		491,375

SHORT-TERM INVESTMENTS—4.1%
(Cost $20,724)
Principal Amount
REPURCHASE AGREEMENTS
$20,724	Repurchase Agreement with Bank of America dated January 29, 2016 due February 01, 2016 at 0.310% collateralized by U.S. Treasury Notes (value $21,146)	20,724
TOTAL INVESTMENTS—102.2%
(Cost $533,726)		512,099
CASH AND OTHER ASSETS, LESS LIABILITIES—(2.2)%		(10,838)
TOTAL NET ASSETS—100.0%		$501,261

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 60	$—	$—	$ 60
Automobiles	5,574	—	—	5,574
Beverages	25,105	—	—	25,105
Biotechnology	14,050	—	—	14,050
5

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Building Products	$ 10,478	$ —	$—	$ 10,478
Capital Markets	19,188	5,487	—	24,675
Chemicals	5,177	—	—	5,177
Commercial Services & Supplies	7,670	—	—	7,670
Communications Equipment	12,772	—	—	12,772
Diversified Financial Services	10,674	—	—	10,674
Electrical Equipment	5,606	—	—	5,606
Electronic Equipment, Instruments & Components	6,888	—	—	6,888
Food Products	6,698	—	—	6,698
Health Care Equipment & Supplies	52,504	—	—	52,504
Health Care Technology	27,631	—	—	27,631
Hotels, Restaurants & Leisure	41,206	—	—	41,206
Household Durables	5,884	—	—	5,884
Internet Software & Services	24,292	—	—	24,292
Life Sciences Tools & Services	2,609	—	—	2,609
Machinery	8,593	—	—	8,593
Media	6,115	—	—	6,115
Oil, Gas & Consumable Fuels	16,634	—	—	16,634
Pharmaceuticals	19,908	12,890	—	32,798
Real Estate Investment Trusts (REITs)	10,097	—	—	10,097
Real Estate Management & Development	1,107	—	—	1,107
Road & Rail	13,268	—	—	13,268
Semiconductors & Semiconductor Equipment	12,074	—	—	12,074
Software	48,014	—	—	48,014
Specialty Retail	11,500	—	—	11,500
Technology Hardware, Storage & Peripherals	5,191	—	—	5,191
Textiles, Apparel & Luxury Goods	5,984	8,669	—	14,653
Trading Companies & Distributors	15,271	—	—	15,271
Wireless Telecommunication Services	6,507	—	—	6,507
Short-Term Investments
Repurchase Agreements	—	20,724	—	20,724
Total Investments in Securities	$464,329	$47,770	$—	$512,099
There were no Level 3 holdings at October 31, 2015 or January 31, 2016.
Of the Level 1 investments presented above, certain Common Stocks valued at $6,698 were categorized in Level 2 at October 31, 2015. Transfers from Level 2 to Level 1 were the result of exchange traded securities where quoted prices from an active market were unavailable (Level 2), and have become available (Level 1).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
CAN	Canada
CYM	Cayman Islands
HK	Hong Kong
JP	Japan
NET	Netherlands
SWS	Switzerland
VG	Virgin Islands
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Small Cap Growth Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.5%)
COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—1.5%
192,820	Hexcel Corp.	$ 7,979
BANKS— 1.4%
227,300	East West Bancorp Inc.	7,369
BIOTECHNOLOGY— 10.0%
273,030	ACADIA Pharmaceuticals Inc.*	5,649
352,782	AMAG Pharmaceuticals Inc.*	8,082
73,885	Anacor Pharmaceuticals Inc.*	5,551
1,707,160	ARIAD Pharmaceuticals Inc.*	8,570
148,212	ChemoCentryx Inc.*	551
119,280	Clovis Oncology Inc.*	2,495
1,098,337	Merrimack Pharmaceuticals Inc.*	6,777
COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY— Continued
204,085	Neurocrine Biosciences Inc.*	$ 8,684
286,131	PTC Therapeutics Inc.*	6,816
		53,175
CAPITAL MARKETS—1.2%
688,330	BGC Partners Inc.	6,298
CHEMICALS— 3.1%
450,460	Chemtura Corp.*	11,820
173,743	PolyOne Corp.	4,702
		16,522
COMMERCIAL SERVICES & SUPPLIES—1.7%
691,312	Steelcase Inc.	8,821
COMMUNICATIONS EQUIPMENT—3.4%
282,230	ADTRAN Inc.	5,125
305,210	ARRIS Group Inc.*	7,774
307,280	Ciena Corp.*	5,460
		18,359
CONTAINERS & PACKAGING—1.2%
201,790	Berry Plastics Group Inc.*	6,276
DIVERSIFIED CONSUMER SERVICES—2.7%
206,500	Bright Horizons Family Solutions Inc.*	14,490
ELECTRICAL EQUIPMENT—0.3%
129,482	Power Solutions International Inc.*	1,547
HEALTH CARE EQUIPMENT & SUPPLIES—8.1%
191,330	Integra LifeSciences Holdings Corp.*	11,757
283,833	Masimo Corp.*	10,431
157,771	STERIS Corp. (UK)	10,924
387,213	Tandem Diabetes Care Inc.*	3,489
315,760	Wright Medical Group NV (NET)*	6,299
		42,900
HEALTH CARE PROVIDERS & SERVICES—2.0%
256,598	Team Health Holdings Inc.*	10,487
HOTELS, RESTAURANTS & LEISURE—3.6%
162,950	Texas Roadhouse Inc.	6,002
104,960	Vail Resorts Inc.	13,120
		19,122
HOUSEHOLD DURABLES—1.4%
359,902	Installed Building Products Inc.*	7,497
INSURANCE— 1.2%
359,220	CNO Financial Group Inc.	6,250
INTERNET SOFTWARE & SERVICES—3.0%
62,857	CoStar Group Inc.*	11,023
119,740	Demandware Inc.*	5,081
		16,104
IT SERVICES—3.4%
93,305	Heartland Payment Systems Inc.	8,591
305,440	InterXion Holding NV (NET)*	9,594
		18,185
LEISURE PRODUCTS—1.9%
257,634	Brunswick Corp.	10,267

7

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—3.2%
243,840	Bruker Corp.*	$ 5,445
174,204	ICON plc (IE)*	11,510
		16,955
MACHINERY— 1.0%
114,680	John Bean Technologies Corp.	5,254
MARINE— 1.8%
233,730	Matson Inc.	9,445
MEDIA— 4.2%
56,080	Madison Square Garden Co.*	8,641
156,975	Nexstar Broadcasting Group Inc.	7,097
226,382	Starz*	6,436
		22,174
OIL, GAS & CONSUMABLE FUELS—1.5%
566,832	Navigator Holdings Ltd. (UK)*	7,851
PHARMACEUTICALS— 3.0%
1,234,625	Cardiome Pharma Corp. (CAN)*	8,173
129,050	Pacira Pharmaceuticals Inc.*	7,668
		15,841
PROFESSIONAL SERVICES—2.7%
99,288	Ceb Inc.	5,856
150,649	Huron Consulting Group Inc.*	8,453
		14,309
REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
85,054	National Health Investors Inc.	5,161
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
307,275	Alexander & Baldwin Inc.	9,310
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.9%
325,660	Cirrus Logic Inc.*	11,307
566,109	Cypress Semiconductors Corp.*	4,450
229,820	Microsemi Corp.*	7,285
138,584	Monolithic Power Systems Inc.	8,671
		31,713
SOFTWARE— 10.2%
303,604	BroadSoft Inc.*	10,386
141,109	Commvault Systems Inc.*	5,295
269,585	Fortinet Inc.*	7,586
COMMON STOCKS—Continued
Shares		Value
SOFTWARE— Continued
94,920	Gigamon Inc.*	$ 2,482
218,560	Qlik Technologies Inc.*	5,473
260,159	Rapid7 Inc.*	3,408
26,430	Tyler Technologies Inc.*	4,151
56,769	Ultimate Software Group Inc.*	9,970
263,379	Zendesk Inc.*	5,797
		54,548
SPECIALTY RETAIL—5.5%
653,620	American Eagle Outfitters Inc.	9,569
170,760	Five Below Inc.*	6,016
68,537	Lithia Motors Inc.	5,248
141,570	Restoration Hardware Holdings Inc.*	8,723
		29,556
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.1%
270,040	Electronics For Imaging Inc.*	11,174
TRADING COMPANIES & DISTRIBUTORS—3.6%
334,169	Rush Enterprises Inc.*	6,383
111,470	Watsco Inc.	12,954
		19,337
TOTAL COMMON STOCKS
(Cost $517,316)		524,276

SHORT-TERM INVESTMENTS—2.7%
(Cost $14,519)
Principal Amount
REPURCHASE AGREEMENTS
$14,519	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $14,810)	14,519
TOTAL INVESTMENTS—101.2%
(Cost $531,835)		538,795
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.2)%		(6,233)
TOTAL NET ASSETS—100.0%		$532,562

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $14,519 are classified as Level 2. All other holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
CAN	Canada
IE	Ireland
NET	Netherlands
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.2%)
COMMON STOCKS—99.8%
Shares		Value
AEROSPACE & DEFENSE—0.6%
82,169	DigitalGlobe Inc.*	$ 1,076
AIR FREIGHT & LOGISTICS—0.5%
34,687	HUB Group Inc.*	1,057
COMMON STOCKS—Continued
Shares		Value
AUTO COMPONENTS—0.7%
96,155	Fox Factory Holding Corp.*	$ 1,422
BANKS— 0.5%
61,498	Talmer Bancorp Inc.	988
BIOTECHNOLOGY— 1.1%
256,495	ARIAD Pharmaceuticals Inc.*	1,288
24,206	BioSpecifics Technologies Corp.*	924
		2,212
BUILDING PRODUCTS—1.2%
63,183	Caesarstone Sdot-Yam Ltd. (IL)*	2,375
CAPITAL MARKETS—1.0%
73,665	Financial Engines Inc.	1,987
COMMERCIAL SERVICES & SUPPLIES—2.9%
422,193	InnerWorkings Inc.*	2,981
101,336	Mobile Mini Inc.	2,626
		5,607
COMMUNICATIONS EQUIPMENT—1.7%
131,454	Ixia*	1,258
246,993	Ruckus Wireless Inc.*	2,077
		3,335
CONSTRUCTION & ENGINEERING—0.8%
21,855	Dycom Industries Inc.*	1,448
CONSUMER FINANCE—0.9%
72,753	Encore Capital Group Inc.*	1,668
DIVERSIFIED CONSUMER SERVICES—1.0%
330,319	Chegg Inc.*	1,916
DIVERSIFIED FINANCIAL SERVICES—0.8%
204,429	On Deck Capital Inc.*	1,619
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
212,817	Iridium Communications Inc.*	1,481
ELECTRICAL EQUIPMENT—0.5%
75,633	Power Solutions International Inc.*	904
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
40,797	Methode Electronics Inc.	1,063
28,382	OSI Systems Inc.*	1,556
		2,619
FOOD & STAPLES RETAILING—0.8%
41,310	United Natural Foods Inc.*	1,447
HEALTH CARE EQUIPMENT & SUPPLIES—12.1%
345,378	Accuray Inc.*	1,841
714,298	Cerus Corp.*	3,879
45,772	Cynosure Inc.*	1,657
283,977	Endologix Inc.*	2,025
31,395	Greatbatch Inc.*	1,212
25,244	ICU Medical Inc.*	2,430
56,261	Livanova plc (UK)*	3,149
169,076	Merit Medical Systems Inc.*	2,798
189,723	Novadaq Technologies Inc. (CAN)*	2,089
113,706	Wright Medical Group NV (NET)*	2,268
		23,348

9

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—3.6%
139,183	ExamWorks Group Inc.*	$ 3,822
685,488	Nobilis Health Corp. (CAN)*	1,446
105,697	Teladoc Inc.*	1,717
		6,985
HEALTH CARE TECHNOLOGY—2.2%
84,219	Evolent Health Inc.*	831
125,522	HMS Holdings Corp.*	1,513
134,385	Vocera Communications Inc.*	1,934
		4,278
HOTELS, RESTAURANTS & LEISURE—7.4%
197,651	Belmond Ltd. (BM)*	1,672
21,574	Churchill Downs Inc.	2,980
181,160	Clubcorp Holdings Inc.	2,169
42,393	Dave & Buster's Entertainment Inc.*	1,538
72,476	La Quinta Holdings Inc.*	822
133,026	Papa Murphy's Holdings Inc.*	1,262
195,002	Penn National Gaming Inc.*	2,755
66,563	Planet Fitness Inc.*	951
		14,149
HOUSEHOLD DURABLES—0.8%
108,318	Century Communities Inc.*	1,602
INSURANCE— 1.6%
155,884	National General Holdings Corp.	3,085
INTERNET & CATALOG RETAIL—1.8%
453,150	EVINE Live Inc.*	553
68,845	Shutterfly Inc.*	2,867
		3,420
INTERNET SOFTWARE & SERVICES—7.7%
215,978	Bankrate Inc.*	2,471
324,813	Gogo Inc.*	4,726
35,402	LogMeIn Inc.*	1,849
145,815	Pandora Media Inc.*	1,417
45,947	Shutterstock Inc.*	1,327
71,666	Textura Corp.*	1,132
36,290	WebMD Health Corp.*	1,855
		14,777
IT SERVICES—7.2%
84,306	Blackhawk Network Holdings Inc.*	3,177
41,397	ExlService Holdings Inc.*	1,807
91,335	InterXion Holding NV (NET)*	2,869
111,338	Perficient Inc.*	2,121
133,134	WNS Holdings Ltd. ADR (IND)*,1	3,820
		13,794
LEISURE PRODUCTS—0.6%
87,642	Malibu Boats Inc.*	1,146
MACHINERY— 1.8%
62,184	Barnes Group Inc.	2,022
39,595	CIRCOR International Inc.	1,405
		3,427
MEDIA— 4.1%
147,046	Global Eagle Entertainment Inc.*	1,485
COMMON STOCKS—Continued
Shares		Value
MEDIA— Continued
215,892	MDC Partners Inc. (CAN)	$ 4,219
136,542	National CineMedia Inc.	2,135
		7,839
MULTILINE RETAIL—0.9%
302,553	Tuesday Morning Corp.*	1,685
PHARMACEUTICALS— 5.4%
54,108	Medicines Co.*	1,870
56,421	Pacira Pharmaceuticals Inc.*	3,353
534,091	Pernix Therapeutics Holdings Inc.*	1,164
324,594	POZEN Inc.*	2,126
268,463	Teligent Inc.*	1,928
		10,441
PROFESSIONAL SERVICES—7.1%
36,745	Ceb Inc.	2,167
123,509	Korn/Ferry International	3,805
69,015	On Assignment Inc.*	2,668
110,684	WageWorks Inc.*	4,952
		13,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
20,612	Ambarella Inc. (CYM )*	818
484,943	Maxlinear Inc.*	7,458
		8,276
SOFTWARE— 10.1%
163,368	Callidus Software Inc.*	2,521
21,794	FleetMatics Group plc (IE)*	946
81,370	Gigamon Inc.*	2,128
103,397	Infoblox Inc.*	1,669
99,735	Qlik Technologies Inc.*	2,497
180,254	Synchronoss Technologies Inc.*	5,523
162,410	Tubemogul Inc.*	1,830
144,832	Vasco Data Security International Inc.*	2,245
		19,359
SPECIALTY RETAIL—0.7%
137,612	Party City Holdco Inc.*	1,325
THRIFTS & MORTGAGE FINANCE—1.2%
56,806	Bofi Holding Inc.*	975
19,381	LendingTree Inc.*	1,428
		2,403
TRADING COMPANIES & DISTRIBUTORS—2.0%
43,821	Beacon Roofing Supply Inc.*	1,775
106,095	H&E Equipment Services Inc.	1,236
46,331	Rush Enterprises Inc.*	885
		3,896
TOTAL COMMON STOCKS
(Cost $219,401)		191,988

10

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—3.7%
(Cost $7,143)
Principal Amount		Value
REPURCHASE AGREEMENTS
$7,143	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $7,287)	$ 7,143
TOTAL INVESTMENTS—103.5%
(Cost $226,544)		199,131
CASH AND OTHER ASSETS, LESS LIABILITIES—(3.5)%		(6,793)
TOTAL NET ASSETS—100.0%		$192,338
FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $7,143 are classified as Level 2. All other holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
BM	Bermuda
CAN	Canada
CYM	Cayman Islands
IE	Ireland
IL	Israel
IND	India
NET	Netherlands
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
11

Harbor Large Cap Value Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.7%)
COMMON STOCKS—96.3%
Shares		Value
AEROSPACE & DEFENSE—2.8%
53,000	General Dynamics Corp.	$ 7,090
BANKS— 14.2%
659,300	Banco Bilbao Vizcaya SA ADR (SP)[1]	4,266
455,000	Bank of America Corp.	6,434
55,000	BOK Financial Corp.	2,750
55,500	Cullen/Frost Bankers Inc.	2,656
95,000	First Republic Bank	6,460
68,000	JPMorgan Chase & Co.	4,046
43,000	M&T Bank Corp.	4,738
841,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	4,264
		35,614
BEVERAGES— 2.1%
50,000	Diageo plc ADR (UK)[1]	5,383
BIOTECHNOLOGY— 5.0%
120,000	AbbVie Inc.	6,588
38,500	Amgen Inc.	5,880
		12,468
CHEMICALS— 2.1%
124,000	Dow Chemical Co.	5,208
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—2.6%
52,000	Martin Marietta Materials Inc.	$ 6,530
ELECTRIC UTILITIES—2.6%
165,000	ITC Holdings Corp.	6,584
ENERGY EQUIPMENT & SERVICES—1.6%
129,000	Halliburton Co.	4,101
FOOD & STAPLES RETAILING—3.1%
99,000	Walgreens Boots Alliance Inc.	7,892
FOOD PRODUCTS—6.3%
143,000	Archer-Daniels-Midland Co.	5,055
47,000	Hershey Co.	4,141
152,000	Mondelez International Inc.	6,551
		15,747
GAS UTILITIES—1.8%
99,000	National Fuel Gas Co.	4,488
HEALTH CARE EQUIPMENT & SUPPLIES—6.2%
200,000	Baxter International Inc.	7,320
109,000	Medtronic plc (IE)	8,275
		15,595
HOUSEHOLD DURABLES—2.8%
167,000	Lennar Corp.	7,039
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.5%
410,000	AES Corp.	3,895
INDUSTRIAL CONGLOMERATES—2.7%
235,000	General Electric Co.	6,839
INSURANCE— 2.6%
58,000	Chubb Ltd. (SWS)	6,558
IT SERVICES—1.8%
125,000	PayPal Holdings Inc.*	4,518
MACHINERY— 5.7%
53,000	Deere & Co.	4,081
65,000	Illinois Tool Works Inc.	5,855
130,000	Oshkosh Corp.	4,281
		14,217
MEDIA— 3.1%
109,000	Time Warner Inc.	7,678
OIL, GAS & CONSUMABLE FUELS—4.8%
100,000	Phillips 66	8,015
33,000	Pioneer Natural Resources Co.	4,090
		12,105
PERSONAL PRODUCTS—4.2%
149,213	Coty Inc.	3,672
153,000	Unilever NV (NET)	6,795
		10,467
PHARMACEUTICALS— 2.0%
66,000	Novartis AG ADR (SWS)[1]	5,146
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
120,000	Texas Instruments Inc.	6,352

12

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE— 8.7%
90,000	Adobe Systems Inc.*	$ 8,022
152,000	Microsoft Corp.	8,373
152,000	Oracle Corp.	5,519
		21,914
SPECIALTY RETAIL—3.5%
69,000	Home Depot Inc.	8,677
TOTAL COMMON STOCKS
(Cost $207,022)		242,105

SHORT-TERM INVESTMENTS—3.6%
(Cost $9,150)
Principal Amount		Value
REPURCHASE AGREEMENTS
$9,150	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $9,335)	$ 9,150
TOTAL INVESTMENTS—99.9%
(Cost $216,172)		251,255
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		332
TOTAL NET ASSETS—100.0%		$251,587

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $9,150 are classified as Level 2. All other holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
IE	Ireland
JP	Japan
NET	Netherlands
SP	Spain
SWS	Switzerland
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
13

Harbor Mid Cap Value Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.6%)
COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—2.4%
35,500	Huntington Ingalls Industries Inc.	$ 4,540
32,600	L-3 Communications Holdings Inc.	3,809
36,200	Moog Inc.*	1,677
11,400	Northrop Grumman Corp.	2,110
11,800	Raytheon Co.	1,513
85,800	Triumph Group Inc.	2,188
3,511	Vectrus Inc.*	69
		15,906
AIR FREIGHT & LOGISTICS—0.3%
59,400	Atlas Air Worldwide Holdings Inc.*	2,182
AIRLINES— 1.3%
59,800	Alaska Air Group Inc.	4,210
200,500	JetBlue Airways Corp.*	4,273
		8,483
AUTO COMPONENTS—2.1%
118,200	American Axle & Manufacturing Holdings Inc.*	1,515
29,600	Cooper-Standard Holding Inc.*	2,050
212,000	Goodyear Tire & Rubber Co.	6,023
40,200	Lear Corp.	4,174
		13,762
AUTOMOBILES— 0.6%
91,600	Harley-Davidson Inc.	3,664
BANKS— 5.7%
83,600	Banco Latinoamericano de Comercio Exterior SA (PA)	1,950
98,700	CIT Group Inc.	2,897
327,900	Fifth Third Bancorp	5,181
203,100	Hancock Holding Co.	4,866
388,700	Huntington Bancshares Inc.	3,335
495,200	KeyCorp	5,526
4,800	PNC Financial Services Group Inc.	416
905,300	Regions Financial Corp.	7,351
152,400	SunTrust Banks Inc.	5,575
		37,097
BIOTECHNOLOGY— 0.5%
25,200	United Therapeutics Corp.*	3,104
CAPITAL MARKETS—0.4%
27,000	Ameriprise Financial Inc.	2,447
CHEMICALS— 3.3%
54,700	A. Schulman Inc.	1,385
48,700	Cabot Corp.	1,965
55,600	Celanese Corp.	3,540
69,000	CF Industries Holdings Inc.	2,070
95,300	Eastman Chemical Co.	5,833
179,900	Huntsman Corp.	1,552
186,500	Mosaic Co.	4,495
48,600	Olin Corp.	823
		21,663

14

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.5%
98,000	ADT Corp.	$ 2,899
73,900	Brink's Co.	2,172
136,300	Pitney Bowes Inc.	2,669
165,700	R.R. Donnelley & Sons Co.	2,315
		10,055
COMMUNICATIONS EQUIPMENT—2.2%
508,500	Brocade Communications Systems Inc.	4,058
40,200	Harris Corp.	3,496
171,900	Juniper Networks Inc.	4,057
67,900	NETGEAR Inc.*	2,537
		14,148
CONSTRUCTION & ENGINEERING—1.0%
74,100	Chicago Bridge & Iron Co. NV (NET)	2,877
72,800	Fluor Corp.	3,268
42,500	Tutor Perini Corp.*	561
		6,706
CONSUMER FINANCE—1.1%
130,300	Discover Financial Services	5,966
75,900	Navient Corp.	726
23,100	Nelnet Inc.	750
		7,442
CONTAINERS & PACKAGING—1.7%
74,164	Avery Dennison Corp.	4,516
94,000	Owens-Illinois Inc.*	1,216
122,314	Sonoco Products Co.	4,833
7,946	WestRock Co.	280
		10,845
DIVERSIFIED FINANCIAL SERVICES—0.6%
120,200	Voya Financial Inc.	3,676
ELECTRIC UTILITIES—5.5%
115,100	American Electric Power Co. Inc.	7,018
104,700	Edison International	6,470
88,900	Entergy Corp.	6,275
211,200	FirstEnergy Corp.	6,982
79,600	Portland General Electric Co.	3,094
160,400	PPL Corp.	5,624
		35,463
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.0%
65,500	Avnet Inc.	2,615
277,300	Corning Inc.	5,161
397,800	Flextronics International Ltd. (SGP)*	4,169
105,900	Ingram Micro Inc.	2,986
41,800	Tech Data Corp.*	2,608
154,200	Vishay Intertechnology Inc.	1,767
		19,306
ENERGY EQUIPMENT & SERVICES—1.6%
37,800	Atwood Oceanics Inc.	232
45,800	Bristow Group Inc.	1,065
100,600	Ensco plc (UK)	984
83,400	National Oilwell Varco Inc.	2,714
129,900	Noble Corp. plc (UK)	1,012
74,800	Oceaneering International Inc.	2,532
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
21,633	Paragon Offshore plc (UK)*	$ 2
131,800	Rowan Cos. plc (UK)	1,667
		10,208
FOOD & STAPLES RETAILING—0.9%
84,666	Kroger Co.	3,286
516,700	SUPERVALU Inc.*	2,351
		5,637
FOOD PRODUCTS—3.3%
67,500	Archer-Daniels-Midland Co.	2,386
59,100	Bunge Ltd. (BM)	3,665
84,500	Cal-Maine Foods Inc.	4,265
46,200	Fresh Del Monte Produce Inc.	1,886
35,100	Ingredion Inc.	3,535
111,700	Tyson Foods Inc.	5,960
		21,697
GAS UTILITIES—0.6%
185,036	Questar Corp.	3,773
HEALTH CARE PROVIDERS & SERVICES—4.0%
22,400	Aetna Inc.	2,281
56,700	CIGNA Corp.	7,575
92,900	Community Health Systems Inc.*	1,996
194,200	Kindred Healthcare Inc.	1,876
96,600	Owens & Minor Inc.	3,347
118,200	Quest Diagnostics Inc.	7,762
97,800	Select Medical Holdings Corp.	932
		25,769
HOTELS, RESTAURANTS & LEISURE—1.3%
171,600	Brinker International Inc.	8,535
HOUSEHOLD DURABLES—1.2%
60,636	Calatlantic Group Inc.	1,970
65,200	Meritage Homes Corp.*	2,152
27,600	Whirlpool Corp.	3,709
		7,831
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.6%
380,400	AES Corp.	3,614
INSURANCE— 10.3%
65,100	Aflac Inc.	3,773
72,600	Allied World Assurance Co. Holdings AG (SWS)	2,656
38,100	Allstate Corp.	2,309
47,574	American Financial Group Inc.	3,377
41,500	AmTrust Financial Services Inc.	2,373
59,700	Aspen Insurance Holdings Ltd. (BM)	2,777
40,100	Assurant Inc.	3,261
88,400	Assured Guaranty Ltd. (BM)	2,102
51,900	Axis Capital Holdings Ltd. (BM)	2,798
98,900	Endurance Specialty Holdings Ltd. (BM)	6,125
53,100	Everest Re Group Ltd. (BM)	9,502
150,800	Hartford Financial Services Group Inc.	6,059
105,600	Lincoln National Corp.	4,167
133,300	Maiden Holdings Ltd. (BM)	1,706
46,000	Principal Financial Group Inc.	1,748
92,968	Universal Insurance Holdings Inc.	1,742
139,000	Unum Group	3,981

15

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE— Continued
77,600	Validus Holdings Ltd. (BM)	$ 3,433
89,700	XL Group plc (IE)	3,253
		67,142
INTERNET SOFTWARE & SERVICES—0.3%
190,700	DHI Group Inc.*	1,775
IT SERVICES—2.3%
43,000	Amdocs Ltd.	2,354
110,756	Convergys Corp.	2,707
228,100	Western Union Co.	4,069
584,900	Xerox Corp.	5,703
		14,833
LEISURE PRODUCTS—0.6%
184,500	Smith & Wesson Holding Corp.*	3,978
MACHINERY— 3.7%
42,500	AGCO Corp.	2,073
112,100	Briggs & Stratton Corp.	2,204
62,200	Cummins Inc.	5,591
161,900	Meritor Inc.*	1,106
86,200	Oshkosh Corp.	2,838
28,600	Parker-Hannifin Corp.	2,779
55,300	Timken Co.	1,468
111,200	Trinity Industries Inc.	2,382
327,400	Wabash National Corp.*	3,621
		24,062
MEDIA— 1.1%
26,450	Gannett Co. Inc.	393
21,157	Journal Media Group Inc.	254
98,500	TEGNA Inc.	2,365
98,200	Viacom Inc.	4,482
		7,494
METALS & MINING—0.7%
9,200	Cliffs Natural Resources Inc.*	15
78,500	Reliance Steel & Aluminum Co.	4,470
		4,485
MULTILINE RETAIL—2.0%
33,600	Dillard's Inc.	2,366
124,800	Kohl's Corp.	6,209
102,800	Macy's Inc.	4,154
		12,729
MULTI-UTILITIES— 3.8%
124,800	Ameren Corp.	5,606
83,240	Avista Corp.	3,082
279,000	Public Service Enterprise Group Inc.	11,523
74,800	SCANA Corp.	4,709
		24,920
OIL, GAS & CONSUMABLE FUELS—3.9%
53,500	Energy XXI Ltd. (BM)*	46
19,500	Hess Corp.	829
90,900	HollyFrontier Corp.	3,179
98,400	Marathon Petroleum Corp.	4,112
163,700	PBF Energy Inc.	5,728
148,364	Ship Finance International Ltd. (BM)	1,987
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
66,000	Tesoro Corp.	$ 5,758
54,200	Valero Energy Corp.	3,679
		25,318
PAPER & FOREST PRODUCTS—0.5%
98,600	Domtar Corp.	3,180
PHARMACEUTICALS— 0.2%
44,200	Lannett Co. Inc.*	1,127
REAL ESTATE INVESTMENT TRUSTS (REITs)—11.6%
624,000	Annaly Capital Management Inc.	5,928
181,700	Brandywine Realty Trust	2,331
151,964	Capstead Mortgage Corp.	1,419
286,300	CBL & Associates Properties Inc.	3,078
59,597	Cousins Properties Inc.	514
61,700	Digital Realty Trust Inc.	4,941
166,849	DuPont Fabros Technology Inc.	5,534
507,836	Franklin Street Properties Corp.	4,956
134,000	Government Properties Income Trust	1,840
124,725	Hersha Hospitality Trust	2,191
229,600	Hospitality Properties Trust	5,416
104,800	Inland Real Estate Corp.	1,122
510,100	Lexington Realty Trust	3,739
202,700	MFA Financial Inc.	1,287
120,300	OMEGA Healthcare Investors Inc.	3,815
144,800	PennyMac Mortgage Investment Trust	1,962
320,900	Piedmont Office Realty Trust Inc.	5,940
217,400	Rouse Properties Inc.	3,804
168,400	Select Income REIT	3,183
193,900	Senior Housing Properties Trust	2,808
223,800	Summit Hotel Properties Inc.	2,272
209,823	Sunstone Hotel Investors Inc.	2,493
121,000	Two Harbors Investment Corp.	920
501,700	Vereit Inc.	3,868
		75,361
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.0%
10,390	RMR Group Inc.*	217
ROAD & RAIL—0.2%
74,200	ArcBest Corp.	1,523
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
647,500	Amkor Technology Inc.*	3,976
34,200	LAM Research Corp.	2,455
179,800	Teradyne Inc.	3,493
		9,924
SOFTWARE— 1.2%
76,300	CA Inc.	2,192
86,700	Mentor Graphics Corp.	1,507
196,100	Symantec Corp.	3,891
		7,590
SPECIALTY RETAIL—2.6%
72,700	Bed Bath & Beyond Inc.*	3,138
123,900	Finish Line Inc.	2,347
37,400	Foot Locker Inc.	2,527
89,100	GameStop Corp.	2,335
138,900	Gap Inc.	3,434

16

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
40,300	Group 1 Automotive Inc.	$ 2,162
23,700	Outerwall Inc.	801
		16,744
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
32,500	Lexmark International Inc.	917
186,800	NCR Corp.*	3,986
65,160	NetApp Inc.	1,429
115,600	QLogic Corp.*	1,482
68,400	Seagate Technology plc (IE)	1,987
65,200	Western Digital Corp.	3,128
		12,929
TEXTILES, APPAREL & LUXURY GOODS—0.3%
37,300	Deckers Outdoor Corp.*	1,845
THRIFTS & MORTGAGE FINANCE—0.8%
249,400	MGIC Investment Corp.*	1,651
124,200	Radian Group Inc.	1,249
116,000	Washington Federal Inc.	2,477
		5,377
TOBACCO— 0.5%
58,751	Universal Corp.	3,215
TRADING COMPANIES & DISTRIBUTORS—0.5%
113,600	Aircastle Ltd. (BM)	1,950
92,700	H&E Equipment Services Inc.	1,080
		3,030
COMMON STOCKS—Continued
Shares		Value
WATER UTILITIES—0.1%
28,868	SJW Corp.	$ 941
TOTAL COMMON STOCKS
(Cost $688,861)		632,752

SHORT-TERM INVESTMENTS—3.3%
(Cost $21,499)
Principal Amount
REPURCHASE AGREEMENTS
$21,499	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $21,932)	21,499
TOTAL INVESTMENTS—100.7%
(Cost $710,360)		654,251
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(4,621)
TOTAL NET ASSETS—100.0%		$649,630

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $21,499 are classified as Level 2. All other holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
BM	Bermuda
IE	Ireland
NET	Netherlands
PA	Panama
SGP	Singapore
SWS	Switzerland
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
17

Harbor Small Cap Value Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.3%)
COMMON STOCKS—96.7%
Shares		Value
AEROSPACE & DEFENSE—6.4%
638,074	Hexcel Corp.	$ 26,403
215,994	Moog Inc.*	10,007
156,378	Teledyne Technologies Inc.*	12,706
		49,116
BANKS— 3.5%
431,971	Trustmark Corp.	9,348
293,139	United Bankshares Inc.	9,844
260,720	Wesbanco Inc.	7,566
		26,758
CAPITAL MARKETS—4.3%
302,403	Eaton Vance Corp.	8,667
318,323	Raymond James Financial Inc.	13,945
296,382	Stifel Financial Corp.*	9,917
		32,529
CHEMICALS— 6.1%
200,586	Cabot Corp.	8,092
242,972	Scotts Miracle-Gro Co.	16,687
279,430	Valspar Corp.	21,888
		46,667
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—1.6%
396,573	Cash America International Inc.	$ 11,873
ELECTRICAL EQUIPMENT—4.2%
343,317	EnerSys	16,627
558,299	Franklin Electric Co. Inc.	15,230
		31,857
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.4%
530,555	Checkpoint Systems Inc.	3,438
196,848	Coherent Inc.*	15,210
454,273	FLIR Systems Inc.	13,283
163,186	Littelfuse Inc.	16,629
249,163	OSI Systems Inc.*	13,659
496,165	Sanmina Corp.*	9,298
		71,517
ENERGY EQUIPMENT & SERVICES—3.4%
317,314	Bristow Group Inc.	7,381
145,711	Core Laboratories NV	14,338
907,577	Newpark Resources Inc.*	4,420
		26,139
FOOD & STAPLES RETAILING—1.0%
208,772	United Natural Foods Inc.*	7,311
GAS UTILITIES—4.2%
468,108	South Jersey Industries Inc.	11,637
310,951	WGL Holdings Inc.	20,769
		32,406
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
455,058	Cantel Medical Corp.	27,017
HEALTH CARE PROVIDERS & SERVICES—7.6%
286,010	Centene Corp.*	17,750
316,129	MEDNAX Inc.*	21,958
335,339	Molina Healthcare Inc.*	18,414
		58,122
HOTELS, RESTAURANTS & LEISURE—1.7%
741,229	Bloomin' Brands Inc.	13,090
HOUSEHOLD DURABLES—1.3%
306,666	Meritage Homes Corp.*	10,123
INSURANCE— 7.4%
598,863	American Equity Investment Life Holding Co.	10,893
335,346	Horace Mann Educators Corp.	10,302
195,237	Reinsurance Group of America Inc.	16,445
194,682	State Auto Financial Corp.	4,250
371,754	United Fire Group Inc.	14,361
		56,251
IT SERVICES—4.7%
424,372	Global Payments Inc.	25,017
380,074	ManTech International Corp.	10,957
		35,974
MACHINERY— 8.7%
247,250	Albany International Corp.	8,387
353,984	Altra Industrial Motion Corp.	7,950
1,602,833	Mueller Water Products Inc.	13,159

18

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY— Continued
167,645	Snap-on Inc.	$ 27,085
383,536	Timken Co.	10,183
		66,764
OIL, GAS & CONSUMABLE FUELS—0.4%
109,178	ONEOK Inc.	2,720
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.5%
818,577	First Potomac Realty Trust	8,014
996,153	Medical Properties Trust Inc.	10,957
		18,971
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.4%
470,423	Advanced Energy Industries Inc.*	13,209
332,624	Cabot Microelectronics Corp.	13,518
1,436,372	Entegris Inc.*	16,748
325,397	Monolithic Power Systems Inc.	20,360
		63,835
SOFTWARE— 0.6%
374,953	Epiq Systems Inc.	4,694
THRIFTS & MORTGAGE FINANCE—2.2%
506,803	Astoria Financial Corp.	7,668
628,900	Everbank Financial Corp.	8,849
		16,517
TRADING COMPANIES & DISTRIBUTORS—1.9%
306,151	GATX Corp.	12,546
177,455	TAL International Group Inc.*	2,002
		14,548
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—1.7%
131,295	SBA Communications Corp.*	$ 13,035
TOTAL COMMON STOCKS
(Cost $595,039)		737,834

SHORT-TERM INVESTMENTS—3.4%
(Cost $25,641)
Principal Amount
REPURCHASE AGREEMENTS
$25,641	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $26,158)	25,641
TOTAL INVESTMENTS—100.1%
(Cost $620,680)		763,475
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(572)
TOTAL NET ASSETS—100.0%		$762,903

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $25,641 are classified as Level 2. All other holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
The accompanying notes are an integral part of the Portfolios of Investments.
19

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— January 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost to the extent amortized cost represents fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
20

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
21

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund and Mid Cap Growth Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
22

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as a liability in the Statements of Assets and Liabilities. During the term of the loan, the Funds will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the Statements of Operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. As of January 31, 2016, Harbor Capital Appreciation Fund had no securities out on loan.
New Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 requires additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.
23

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 3—TAX Information
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$17,268,566	$8,441,424	$(620,905)	$7,820,519
Harbor Mid Cap Growth Fund	533,726	34,043	(55,670)	(21,627)
Harbor Small Cap Growth Fund	531,835	65,331	(58,371)	6,960
Harbor Small Cap Growth Opportunities Fund	226,544	8,258	(35,671)	(27,413)
VALUE FUNDS
Harbor Large Cap Value Fund	$ 216,172	$ 47,455	$ (12,372)	$ 35,083
Harbor Mid Cap Value Fund	710,360	47,495	(103,604)	(56,109)
Harbor Small Cap Value Fund	620,680	197,466	(54,671)	142,795
24

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Susan A. DeRoche
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.DE.0116

Quarterly Schedule of
Portfolio Holdings
January 31, 2016
International & Global  Funds

	Institutional Class	Administrative Class	Investor Class
Harbor International Fund	HAINX	HRINX	HIINX
Harbor Diversified International All Cap Fund	HAIDX	HRIDX	HIIDX
Harbor International Growth Fund	HAIGX	HRIGX	HIIGX
Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX
Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX

Harbor International Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 3.8%)
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—1.8%
87,979,712	Rolls-Royce Holdings plc (UK)*	$ 699,838
AUTO COMPONENTS—1.7%
7,433,428	Cie Generale des Etablissements Michelin (FR)	678,176
AUTOMOBILES— 0.8%
4,610,162	Daimler AG (GER)	322,775
BANKS— 8.3%
117,096,275	Banco Bilbao Vizcaya Argentaria SA (SP)	753,699
13,262,775	Bancolombia SA ADR (COL)[1]	391,252
18,419,289	Erste Group Bank AG (AUT)*	532,071
9,677,533	Grupo Aval Acciones y Valores SA ADR (COL)[1]	63,484
884,838,482	Lloyds Banking Group plc (UK)	828,967
93,668,480	Standard Chartered plc (UK)*	631,887
		3,201,360
BEVERAGES— 9.5%
7,359,657	Anheuser-Busch InBev NV (BEL)	925,599
37,570,373	Diageo plc (UK)	1,011,451
10,288,627	Heineken NV (NET)	893,384
7,330,210	Pernod Ricard SA (FR)	857,880
		3,688,314
BUILDING PRODUCTS—0.6%
2,859,354	Compagnie de Saint-Gobain (FR)	117,846
5,227,800	LIXIL Group Corp. (JP)	110,334
		228,180
CAPITAL MARKETS—2.1%
48,311,459	UBS Group AG (SWS)	798,354
CHEMICALS— 4.1%
3,655,300	Air Liquide SA (FR)	377,992
4,602,296	Linde AG (GER)	626,258
1,641,844	Syngenta AG (SWS)	604,552
		1,608,802
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—1.9%
79,338,778	Cementos Argos SA (COL)	$ 236,868
17,363,939	Grupo Argos SA (COL)	88,341
9,651,810	LafargeHolcim Ltd. (SWS)*	406,234
		731,443
DIVERSIFIED FINANCIAL SERVICES—1.9%
14,804,449	Grupo de Inversiones Suramericana SA (COL)	161,462
17,049,051	Investor AB (SW)	571,099
		732,561
ELECTRICAL EQUIPMENT—2.7%
6,412,323	Legrand SA (FR)	353,194
13,003,456	Schneider Electric SE (FR)	693,809
		1,047,003
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
5,240,200	Omron Corp. (JP)	136,190
ENERGY EQUIPMENT & SERVICES—2.7%
14,680,674	Schlumberger Ltd. (US)	1,060,972
FOOD PRODUCTS—2.3%
12,154,151	Nestlé SA (SWS)	895,425
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
8,379,379	Essilor International SA (FR)	1,039,561
HEALTH CARE PROVIDERS & SERVICES—2.3%
4,185,714	Fresenius Medical Care AG & Co. KGaA (GER)	371,737
8,037,669	Fresenius SE & Co. KGaA (GER)	533,362
		905,099
HOTELS, RESTAURANTS & LEISURE—6.4%
76,475,400	Genting Bhd (MAL)	145,354
32,383,102	Las Vegas Sands Corp. (US)	1,460,478
12,952,145	Wynn Resorts Ltd. (US)	872,197
		2,478,029
HOUSEHOLD PRODUCTS—1.8%
7,920,586	Reckitt Benckiser Group plc (UK)	704,465
INSURANCE— 6.7%
6,101,064	Allianz SE (GER)	987,374
31,791,307	AXA SA (FR)	785,650
23,580,800	Tokio Marine Holdings Inc. (JP)	843,712
		2,616,736
INTERNET SOFTWARE & SERVICES—2.2%
12,675,249	Alibaba Group Holding Ltd. ADR (CHN)*,1	849,622
MACHINERY— 4.8%
30,414,585	Atlas Copco AB (SW)	651,077
3,950,800	FANUC Corp. (JP)	528,971
21,310,448	Sandvik AB (SW)	178,332
2,148,300	SMC Corp. (JP)	486,554
		1,844,934
MEDIA— 2.2%
9,871,700	Dentsu Inc. (JP)	524,643
7,888,495	JCDecaux SA (FR)	310,619
		835,262
METALS & MINING—0.9%
10,632,636	Barrick Gold Corp. (CAN)	105,369

1

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
24,194,779	Freeport-McMoRan Inc. (US)*	$ 111,296
100,513,846	Glencore plc (UK)*	129,592
		346,257
PERSONAL PRODUCTS—1.9%
4,261,611	L'Oreal SA (FR)	728,415
PHARMACEUTICALS— 12.5%
47,081,848	Indivior plc (UK)	101,924
12,956,550	Novartis AG (SWS)	1,003,788
27,636,103	Novo Nordisk AS (DEN)	1,543,985
4,974,049	Roche Holding AG (SWS)	1,288,399
16,526,575	Shire plc (UK)	927,009
		4,865,105
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.9%
4,477,418	Unibail-Rodamco SE (FR)	1,128,585
SOFTWARE— 1.9%
9,373,291	SAP SE (GER)	746,910
TEXTILES, APPAREL & LUXURY GOODS—4.6%
10,084,982	Cie Financiere Richemont SA (SWS)	655,482
160,290	Hermes International SA (FR)	54,533
3,722,381	LVMH Moet Hennessy Louis Vuitton SE (FR)	598,732
1,399,443	Swatch Group AG (SWS)	478,621
		1,787,368
TOBACCO— 1.6%
15,524,000	Japan Tobacco Inc. (JP)	607,978
TOTAL COMMON STOCKS
(Cost $33,335,506)		37,313,719

PREFERRED STOCKS—0.0%
(Cost $19,322)
DIVERSIFIED FINANCIAL SERVICES—0.0%
1,382,217	Grupo de Inversiones Suramericana SA (COL)	14,528

RIGHTS/WARRANTS— 0.0%
(Cost $14,434)
No. of Contracts
HOTELS, RESTAURANTS & LEISURE—0.0%
	Genting Bhd (MAL)
30,633,782	MYR$7.96—12/18/2018	7,188

SHORT-TERM INVESTMENTS—4.2%
Principal Amount
COMMERCIAL PAPER—4.1%
	Exxon Mobil Corp.
$50,000	0.290%—02/08/2016	50,000
SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
COMMERCIAL PAPER—Continued
$550,000	0.300%—02/05/2016-02/12/2016	$ 550,000
450,000	0.320%—02/02/2016-02/09/2016	450,000
		1,050,000
	General Electric Co.
100,000	0.300%—02/03/2016-02/05/2016	100,000
	Toyota Motor Credit
100,000	0.260%—02/02/2016	100,000
100,000	0.270%—02/10/2016	100,000
50,000	0.450%—02/08/2016	50,000
100,000	0.530%—03/04/2016	100,000
100,000	0.540%—03/10/2016	100,000
		450,000
		1,600,000
REPURCHASE AGREEMENTS—0.1%
29,319	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $29,906)	29,319
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,629,319)		1,629,319
TOTAL INVESTMENTS—100.4%
(Cost $34,998,581)		38,964,754
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(163,502)
TOTAL NET ASSETS—100.0%		$38,801,252

2

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ —	$28,528,642	$—	$28,528,642
Latin America	941,407	—	—	941,407
North America	3,610,312	—	—	3,610,312
Pacific Basin	849,622	3,383,736	—	4,233,358
Preferred Stocks
Latin America	14,528	—	—	14,528
Rights/Warrants
Pacific Basin	7,188	—	—	7,188
Short-Term Investments
Commercial Paper	—	1,600,000	—	1,600,000
Repurchase Agreements	—	29,319	—	29,319
Total Investments in Securities	$5,423,057	$33,541,697	$—	$38,964,754

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2016.
Valuation Description	Balance Beginning at 11/01/2015 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2016 (000s)
Preferred Stocks	$12,896	$—	$(12,898)	$—	$—	$2	$—	$—	$—
There were no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$7,188	$—

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
MYR$	Malaysian Ringgit
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Diversified International All Cap Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 2.8%)
COMMON STOCKS—96.3%
Shares		Value
AEROSPACE & DEFENSE—1.4%
2,104	Airbus Group SE (FR)	$ 132
25,972	BAE Systems plc (UK)	192
12,513	Rolls-Royce Holdings plc (UK)*	100
COMMON STOCKS—Continued
Shares		Value
AEROSPACE & DEFENSE—Continued
896	Thales SA (FR)	$ 68
1,705	Zodiac Aerospace (FR)	36
		528
AIR FREIGHT & LOGISTICS—0.6%
1,464	Oesterreichische Post AG (AUT)	52
7,800	Yamato Holdings Co. Ltd. (JP)	171
		223
AIRLINES— 0.3%
12,008	Air France-KLM (FR)*	96
48,000	Airasia Bhd (MAL)	17
		113
AUTO COMPONENTS—0.4%
1,486	Nokian Renkaat OYJ (FIN)	51
5,100	Sumitomo Electric Industries Ltd. (JP)	67
1,000	Toyota Industries Corp. (JP)	50
		168
AUTOMOBILES— 2.1%
2,041	Bayerische Motoren Werke AG (GER)	170
984	Hyundai Motor Co. (S. KOR)	110
51,103	Piaggio & C SpA (IT)	107
6,500	Toyota Motor Corp. (JP)	392
		779
BANKS— 8.8%
367	Alpha Bank AE (GRC)*	1
2,531	Banco Santander SA (SP)	11
2,100	Bancolombia SA ADR (COL)[1]	62
20,800	Bangkok Bank PCL (THA)	89
647,745	Bank of Ireland (IE)*	214
10,000	Bank of Yokohama Ltd. (JP)	53
324	Bank Pekao SA (POL)	11
70,537	Barclays plc (UK)	189
1,370	BGEO Group plc (UK)	35
3,572	BNP Paribas SA (FR)	169
11,000	Chiba Bank Ltd. (JP)	68
1,021	Danske Bank AS (DEN)	27
4,000	DBS Group Holdings Ltd. (SGP)	40
4,311	DNB ASA (NOR)	52
3,990	Hana Financial Group Inc. (S. KOR)	72
17,600	HSBC Holdings plc (UK)	124
12,446	Intesa Sanpaolo SpA (IT)	35
7,600	Kasikornbank plc (THA)	36
1,800	KB Financial Group Inc. (S. KOR)	46
133	Komercni Banka AS (CZ)	28
233,559	Lloyds Banking Group plc (UK)	219
23,700	Mitsubishi UFJ Financial Group Inc. (JP)	122
145,100	Mizuho Financial Group Inc. (JP)	251
6,425	Nordea Bank AB (SW)	65
53,500	Resona Holdings Inc. (JP)	246
10,469	Sberbank of Russia PJSC ADR (RUS)[1]	58
4,770	Shinhan Financial Group Co. Ltd. (S. KOR)	154
5,953	Standard Bank Group Ltd. (S. AFR)	42
8,211	Standard Chartered plc (UK)*	55
7,200	Sumitomo Mitsui Financial Group Inc. (JP)	242
18,258	Svenska Handelsbanken AB (SW)	230
12,000	Thanachart Capital plc (THA)	13
39,062	Turkiye Garanti Bankasi AS (TUR)	99

4

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
BANKS— Continued
36,251	Unicredit SpA (IT)	$ 140
1,800	United Overseas Bank Ltd. (SGP)	23
		3,321
BEVERAGES— 4.1%
2,539	Anheuser-Busch InBev NV (BEL)	319
1,639	Carlsberg AS (DEN)	138
7,839	Cia Cervecerias Unidas SA (CL)	86
14,787	Coca-Cola Amatil Ltd. (AUS)	89
2,963	Davide Campari-Milano SpA (IT)	26
8,567	Diageo plc (UK)	231
3,102	Heineken NV (NET)	269
1,390	Hite Jinro Co. Ltd. (S. KOR)	35
21,300	Kirin Holdings Co. Ltd. (JP)	302
12,000	Tsingtao Brewery Co. Ltd. (CHN)	43
		1,538
BUILDING PRODUCTS—2.4%
18,026	ASSA Abloy AB (SW)	382
853	Geberit AG (SWS)	302
6,700	LIXIL Group Corp. (JP)	142
4,485	Wienerberger AG (AUT)	69
		895
CAPITAL MARKETS—1.7%
21,496	3i Group plc (UK)	136
8,400	BTG Pactual Group (BR)*	35
1,140	Close Brothers Group plc (UK)	21
18,452	ICAP plc (UK)	128
9,984	Jupiter Fund Management plc (UK)	59
17,600	Nomura Holdings Inc. (JP)	96
9,138	UBS Group AG (SWS)	151
		626
CHEMICALS— 2.5%
2,179	Akzo Nobel NV (NET)	140
2,950	BASF SE (GER)	197
6,173	Duluxgroup Ltd. (AUS)	29
244	Enaex SA (CL)	2
6,014	Orica Ltd. (AUS)	61
244	Sociedad Quimica y Minera de Chile SA ADR (CL)[1]	4
43,000	Sumitomo Chemical Co. Ltd. (JP)	218
1,169	Symrise AG (GER)	76
11,724	Tikkurila OYJ (FIN)	199
		926
COMMERCIAL SERVICES & SUPPLIES—2.2%
4,041	Berendsen plc (UK)	63
86,617	Cleanaway Waste Management Ltd. (AUS)*	46
3,783	Edenred (FR)	71
686	Elis SA (FR)	12
44,628	G4S plc (UK)	145
20,596	Homeserve plc (UK)	119
977	ISS AS (DEN)	35
636	S-1 Corp. (S. KOR)	54
2,600	Secom Co. Ltd. (JP)	181
76,357	Serco Group plc (UK)*	93
16,349	Spotless Group Holdings Ltd. (AUS)	12
		831
COMMUNICATIONS EQUIPMENT—0.3%
11,908	Telefonaktiebolaget Lm Ericsson (SW)	106
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—1.3%
3,030	Boskalis Westminster (NET)	$ 119
1,100	Kinden Corp. (JP)	13
31,000	Obayashi Corp. (JP)	280
9,000	Shimizu Corp. (JP)	70
		482
CONSTRUCTION MATERIALS—0.2%
745	CRH plc (IE)	20
251	Imerys SA (FR)	15
531	Vicat SA (FR)	29
		64
CONSUMER FINANCE—0.9%
18,830	International Personal Finance plc (UK)	65
25,254	Non-Standard Finance plc (UK)*,2	30
5,727	Provident Financial plc (UK)	241
		336
CONTAINERS & PACKAGING—0.9%
2,578	Amcor Ltd. (AUS)	25
5,244	Orora Ltd. (AUS)	8
14,153	Rexam plc (UK)	121
9,700	Toyo Seikan Group Holdings Ltd. (JP)	176
		330
DISTRIBUTORS— 0.1%
4,273	Inchcape plc (UK)	44
DIVERSIFIED FINANCIAL SERVICES—0.4%
90,000	First Pacific Co. Ltd. (BM)	63
9,853	IG Group Holdings plc (UK)	103
		166
DIVERSIFIED TELECOMMUNICATION SERVICES—3.3%
97,956	Cable & Wireless Communications plc (UK)	97
13,104	Deutsche Telekom AG (GER)	228
35,245	Koninklijke KPN NV (NET)	136
3,009	KT Corp. (S. KOR)	69
5,080	LG Uplus Corp. (S. KOR)	41
13,300	Nippon Telegraph & Telephone Corp. (JP)	566
32,309	Spark New Zealand Ltd. (NZ)	71
2,377	Telesites SAB de CV (MEX)*	2
3,496	Telkom SA SOC Ltd. (S. AFR)	14
62,500	XL Axiata TBK PT (IDR)*	17
		1,241
ELECTRIC UTILITIES—0.6%
22,600	EDP - Energias do Brasil SA (BR)*	68
13,200	Tohoku Electric Power Co. Inc. (JP)	166
		234
ELECTRICAL EQUIPMENT—2.2%
839	ABB Ltd. (SWS)*	15
4,905	Legrand SA (FR)	270
88,850	TECO Electric And Machinery Co. Ltd. (TW)	70
7,232	Vestas Wind Systems AS (DEN)	473
		828
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
2,500	Azbil Corp. (JP)	58
11,000	Chroma ATE Inc. (TW)	22
12,735	Delta Electronics Inc. (TW)	54

5

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
49,000	Hitachi Ltd. (JP)	$ 242
3,291	Spectris plc (UK)	74
		450
ENERGY EQUIPMENT & SERVICES—0.2%
6,286	Amec Foster Wheeler plc (UK)	37
1,383	Petrofac Ltd. (UK)	16
10,175	Saipem SpA (IT)*	6
387	Technip SA (FR)	18
1,299	Vallourec SA (FR)*	6
		83
FOOD & STAPLES RETAILING—2.0%
44,000	China Resources Beer Holdings Co. Ltd. (HK)*	70
7,544	Grupo Comercial Chedraui SA de CV (MEX)	20
7,525	Koninklijke Ahold NV (NET)	170
25,680	Metcash Ltd. (AUS)*	32
13,005	O'key Group SA GDR (LUX)[3]	22
7,900	Seven & I Holdings Co. Ltd. (JP)	352
28,089	Tesco plc (UK)*	70
		736
FOOD PRODUCTS—1.5%
51,000	China Mengniu Dairy Co. Ltd. (CYM)	71
13,320	Devro plc (UK)	57
2,000	NH Foods Ltd. (JP)	39
13,000	Nippon Suisan Kaisha Ltd. (JP)	68
2,543	PGG Wrightson Ltd. (NZ)	1
22,237	Tingyi Cayman Islands Holding Corp. (CHN)	25
3,100	Toyo Suisan Kaisha Ltd. (JP)	107
2,236	Viscofan SA (SP)	134
91,000	Want Want China Holdings Ltd. (CYM)	60
		562
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
5,598	Coloplast AS (DEN)	460
8,093	GN Store Nord AS (DEN)	151
1,432	Mindray Medical International Ltd. ADR (CHN)[1]	39
1,882	Smith & Nephew plc (UK)	31
675	Sonova Holding AG (SWS)	81
13,800	Top Glove Corp. Bhd (MAL)	18
1,787	William Demant Holding AS (DEN)*	158
		938
HEALTH CARE PROVIDERS & SERVICES—1.6%
11,000	Alfresa Holdings Corp. (JP)	205
4,235	Fresenius Medical Care AG & Co. KGaA (GER)	376
28,980	Sigma Pharmaceuticals Ltd. (AUS)	17
		598
HOTELS, RESTAURANTS & LEISURE—4.5%
80,000	Ajisen China Holdings Ltd. (CYM)	32
3,710	Betfair Group plc (UK)	232
2,892	Carnival plc (UK)	144
20,613	Compass Group plc (UK)	355
40,000	GL Ltd. (BM)	24
8,237	GVC Holdings plc (IM)*	51
37,000	Hongkong & Shanghai Hotels Ltd. (HK)	37
34,016	Merlin Entertainments plc (UK)[2]	202
2,780	Millennium & Copthorne Hotels plc (UK)	17
2,027	Opap SA (GRC)	15
1,237	Paddy Power Betfair plc (IE)	185
28,925	SSP Group plc (UK)	118
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
61,718	Thomas Cook Group plc (UK)*	$ 94
12,064	TUI AG (GER)	205
		1,711
HOUSEHOLD DURABLES—0.5%
4,818	Barratt Developments plc (UK)	41
3,364	Gud Holdings Ltd. (AUS)	16
34,200	MRV Engenharia E Participacoes SA (BR)	79
3,100	Sumitomo Forestry Co. Ltd. (JP)	39
		175
HOUSEHOLD PRODUCTS—1.0%
4,285	Reckitt Benckiser Group plc (UK)	381
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.2%
464,900	Energy Development Corp. (PHIL)	54
154,300	Lopez Holdings Corp. (PHIL)	17
		71
INDUSTRIAL CONGLOMERATES—2.0%
16,000	CK Hutchison Holdings Ltd. (HK)	200
2,085	DCC plc (IE)	161
3,200	Jardine Matheson Holdings Ltd. (SGP)	168
4,984	Koninklijke Philips Electronics NV (NET)	133
535	LG Corp. (S. KOR)	33
38,395	Quinenco SA (CL)	69
		764
INSURANCE— 4.9%
5,708	Admiral Group plc (UK)	145
4,981	AXA SA (FR)	123
20,000	Dai-ichi Life Insurance Co. Ltd. (JP)	276
7,500	Great Eastern Holdings Ltd. (SGP)	106
307	Hannover Rueck SE (GER)	32
48	Helvetia Holding AG (SWS)	25
13,000	Japan Post Holdings Co. Ltd. (JP)	171
10,600	MS&AD Insurance Group Holdings Inc. (JP)	288
19,310	Old Mutual plc (UK)	47
8,873	Sampo OYJ (FIN)	430
34	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	9
4,000	Sompo Japan Nipponkoa Holdings Inc. (JP)	119
1,769	St. James's Place plc (UK)	24
1,259	Topdanmark AS (DEN)*	32
		1,827
INTERNET & CATALOG RETAIL—0.1%
7,000	B2W Cia Digital (BR)	23
82	CJ O Shopping Co. Ltd. (S. KOR)	13
87	GS Home Shopping Inc. (S. KOR)	12
		48
INTERNET SOFTWARE & SERVICES—2.0%
645	Baidu Inc. ADR (CHN)*,1	105
9,990	Just Eat plc (UK)*	54
23,799	Moneysupermarket.com Group plc (UK)	115
7,184	Rightmove plc (UK)	410
6,512	Yandex NV (RUS)*	87
		771
IT SERVICES—1.2%
31,000	Fujitsu Ltd. (JP)	129
757	Genpact Ltd. (US)	18

6

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
6,000	NTT Data Corp. (JP)	$ 289
16,000	Travelsky Technology Ltd. (CHN)	25
		461
LEISURE PRODUCTS—0.5%
1,161	Amer Sports OYJ (FIN)	32
6,000	Bandai Namco Holdings Inc. (JP)	136
51,000	Goodbaby International Holdings Ltd. (CYM)*	22
		190
LIFE SCIENCES TOOLS & SERVICES—0.4%
372	Eurofins Scientific SE (LUX)	122
342	Gerresheimer AG (GER)	24
		146
MACHINERY— 1.6%
704	Andritz AG (AUT)	33
20,170	CNH Industrial NV (IT)	126
679	Gea Group AG (GER)	29
1,035	IMI plc (UK)	12
1,564	Metso OYJ (FIN)	32
28,000	Mitsubishi Heavy Industries Ltd. (JP)	110
11,848	Sandvik AB (SW)	99
584	Stabilus SA (LUX)*	25
1,278	Wartsila OYJ Abp (FIN)	57
60,000	Yungtay Engineering Co. Ltd. (TW)	78
		601
MARINE— 0.2%
543,848	Cia Sud Americana de Vapores SA (CL)	10
21,677	Grindrod Ltd. (S. AFR)	14
10,932	Irish Continental Group plc (IE)	62
		86
MEDIA— 4.4%
1,944	Axel Springer SE (GER)	101
2,209	CTS Eventim AG & Co. KGaA (GER)	81
11,626	Daily Mail & General Trust plc (UK)	113
700	Dentsu Inc. (JP)	37
83,461	Fairfax Media Ltd. (AUS)	53
9,200	Fuji Media Holdings Inc. (JP)	104
9,110	Informa plc (UK)	83
75,537	ITV plc (UK)	289
690	JCDecaux SA (FR)	27
6,029	Mediaset Espana Comunicacion SA (SP)	59
2,043	Modern Times Group Mortgage AB (SW)	54
2,620	Nippon Television Holdings Inc. (JP)	49
12,748	RELX plc (UK)	224
3,574	Schibsted ASA (NOR)*	103
4,214	Sky plc (UK)	65
12,500	Television Broadcasts Ltd. (HK)	43
7,234	WPP plc (UK)	157
		1,642
METALS & MINING—1.9%
7,472	Acerinox SA (SP)	67
82,042	Alumina Ltd. (AUS)	61
324	Anglo American Platinum Ltd. (S. AFR)*	5
9,639	Anglo American plc (UK)*	39
2,476	Antofagasta plc (UK)	14
6,574	Arcelormittal (LUX)*	25
2,679	BHP Billiton Ltd. (AUS)	29
5,889	BHP Billiton plc (UK)	57
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
21,567	BlueScope Steel Ltd. (AUS)	$ 72
4,073	Cia de Minas Buenaventura SAA ADR (PER)[1]	16
40,154	Glencore plc (UK)*	52
8,638	Iluka Resources Ltd. (AUS)	34
9,700	JFE Holdings Inc. (JP)	131
5,266	Newcrest Mining Ltd. (AUS)*	50
2,891	Rio Tinto plc (UK)	71
		723
MULTILINE RETAIL—0.9%
7,300	Isetan Mitsukoshi Holdings Ltd. (JP)	93
545	Lotte Shopping Co. Ltd. (S. KOR)	108
7,900	Marui Group Co. Ltd. (JP)	125
		326
MULTI-UTILITIES— 0.2%
3,718	Centrica plc (UK)	11
7,285	E.ON SE (GER)	75
		86
OIL, GAS & CONSUMABLE FUELS—2.3%
54,018	BP plc (UK)	292
7,069	Canadian Natural Resources Ltd. (CAN)	151
43,300	CNOOC Ltd. (CHN)	44
1,353	Lukoil PJSC ADR (RUS)[1]	46
9,294	Royal Dutch Shell plc (UK)	203
5,283	Santos Ltd. (AUS)	12
5,202	Statoil ASA (NOR)	71
1,123	Total SA (FR)	50
		869
PERSONAL PRODUCTS—1.8%
4,600	Kao Corp. (JP)	247
9,168	Natura Cosmeticos SA (BR)	51
270	Oriflame Holding AG (SWS)*	4
4,100	Shiseido Co. Ltd. (JP)	77
6,995	Unilever plc (UK)	308
		687
PHARMACEUTICALS— 3.4%
2,200	Astellas Pharma Inc. (JP)	30
970	GlaxoSmithKline plc (UK)	20
1,800	Haw Par Corp. Ltd. (SGP)	10
3,689	Novartis AG (SWS)	286
4,925	Novo Nordisk AS (DEN)	275
3,600	Otsuka Holdings Co. Ltd. (JP)	121
1,298	Roche Holding AG (SWS)	336
754	Sanofi AS (FR)	63
11,400	Sumitomo Dainippon Pharma Co. Ltd. (JP)	127
		1,268
PROFESSIONAL SERVICES—3.0%
2,416	Adecco SA (SWS)*	148
13,620	ALS Ltd. (AUS)	32
18,107	Capita plc (UK)	305
141	DKSH Holding AG (SWS)*	9
9,915	Experian plc (UK)	169
49,099	Hays plc (UK)	89
7,756	Intertek Group plc (UK)	314
3,757	Michael Page International plc (UK)	22
510	Randstad Holding NV (NET)	28
		1,116

7

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
2,825	Brookfield Asset Management Inc. (CAN)	$ 85
9,500	Cheung Kong Property Holdings Ltd. (CYM)	51
13,200	LPS Brasil Consultoria de Imoveis SA (BR)*	9
9,000	Mitsubishi Estate Co. Ltd. (JP)	178
4,162	New World Development Co. Ltd. (HK)	3
6,600	NTT Urban Development Corp. (JP)	65
5,500	United Industrial Corp. Ltd. (SGP)	12
		403
ROAD & RAIL—1.8%
3,200	East Japan Railway Co. (JP)	294
2,294	Globaltrans Investment plc GDR (CY)*,3	9
4,654	National Express Group plc (UK)	20
2,908	Northgate plc (UK)	14
21,524	Stagecoach Group plc (UK)	85
3,900	West Japan Railway Co. (JP)	253
		675
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
411	ASML Holding NV (NET)	38
2,020	SK Hynix Inc. (S. KOR)	47
38,000	Taiwan Semiconductor Manufacturing Co. Ltd. (TW)	164
2,000	Tokyo Electron Ltd. (JP)	129
		378
SOFTWARE— 0.5%
1,000	Nintendo Co. Ltd. (JP)	140
7,500	Totvs SA (BR)*	61
		201
SPECIALTY RETAIL—1.3%
171,600	Esprit Holdings Ltd. (BM)*	178
560	Fielmann AG (GER)	42
1,250	Jumbo SA (GRC)*	13
18,043	Pets At Home Group plc (UK)	66
530	Premier Investments Ltd. (AUS)	5
4,920	WH Smith plc (UK)	130
12,900	Yamada Denki Co. Ltd. (JP)	63
		497
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
11,700	Fujifilm Holdings Corp. (JP)	452
6,031	Logitech International SA (SWS)	96
37,000	NEC Corp. (JP)	98
1,714	Neopost SA (FR)	41
204	Samsung Electronics Co. Ltd. (S. KOR)	197
		884
TEXTILES, APPAREL & LUXURY GOODS—2.1%
626	adidas AG (GER)	64
2,938	Cie Financiere Richemont SA (SWS)	191
94,000	Daphne International Holdings Ltd. (CYM)*	13
174,500	LI Ning Co. Ltd. (CYM)*	81
5,563	Luxottica Group SpA (IT)	348
9,000	Onward Holdings Co. Ltd. (JP)	56
3,000	Shenzhou International Group Holdings Ltd. (CYM)	16
6,746	Stella International Holdings Ltd. (CYM)	16
8,000	Texwinca Holdings Ltd. (BM)	8
		793
TOBACCO— 0.5%
330	British American Tobacco plc (UK)	18
COMMON STOCKS—Continued
Shares		Value
TOBACCO— Continued
2,900	Japan Tobacco Inc. (JP)	$ 114
1,570	Swedish Match AB (SW)	56
		188
TRADING COMPANIES & DISTRIBUTORS—1.2%
1,614	Brenntag AG (GER)	79
10,854	Bunzl plc (UK)	290
6,100	Mitsubishi Corp. (JP)	98
		467
TRANSPORTATION INFRASTRUCTURE—0.7%
4,000	China Merchants Holdings International Co. Ltd. (HK)	11
12,560	Global Ports Investments plc GDR (CY)[3]	38
9,571	Groupe Eurotunnel Se (FR)	110
7,000	Mitsubishi Logistics Corp. (JP)	96
		255
WIRELESS TELECOMMUNICATION SERVICES—1.0%
2,377	America Movil SAB de CV ADR (MEX)*,1	34
828	Millicom International Cellular SA SDR (LUX)[4]	37
3,822	MTN Group Ltd. (S. AFR)	34
3,856	Rogers Communications Inc. (CAN)	132
11,500	Smartone Telecommunications Holdings Ltd. (BM)	18
15,977	Tim Participacoes SA (BR)	25
28,754	Vodafone Group plc (UK)	92
		372
TOTAL COMMON STOCKS
(Cost $38,978)		36,208

PREFERRED STOCKS—0.8%
AUTOMOBILES— 0.4%
1,112	Volkswagen AG (GER)	130
BANKS— 0.1%
3,000	Banco Bradesco SA (BR)*	14
15,863	Itausa - Investimentos Itau SA (BR)*	27
		41
FOOD & STAPLES RETAILING—0.1%
1,929	Cia Brasileira de Distribuicao (BR)	18
METALS & MINING—0.0%
6,900	Vale SA (BR)	13
TEXTILES, APPAREL & LUXURY GOODS—0.2%
40,054	Alpargatas SA (BR)	73
TOTAL PREFERRED STOCKS
(Cost $313)		275

RIGHTS/WARRANTS— 0.1%
No. of Contracts
BANKS— 0.0%
	Banco Bradesco SA Right (BR)
45	R$17.21—03/01/2016	—

8

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

RIGHTS/WARRANTS— Continued
No. of Contracts		Value
ENERGY EQUIPMENT & SERVICES—0.1%
	Saipem Spa Right (IT)
10,175	€0.36—02/11/2016	$ 32
TOTAL RIGHTS/WARRANTS
(Cost $83)		32

SHORT-TERM INVESTMENTS—1.7%
(Cost $658)
Principal Amount
REPURCHASE AGREEMENTS
$658	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $672)	658
TOTAL INVESTMENTS—98.9%
(Cost $40,032)		37,173
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		429
TOTAL NET ASSETS—100.0%		$37,602
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 109	$—	$ 109
Europe	260	21,350	—	21,610
Latin America	138	880	—	1,018
North America	386	—	—	386
Pacific Basin	315	12,770	—	13,085
Preferred Stocks
Europe	—	130	—	130
Latin America	—	145	—	145
Rights/Warrants
Europe	32	—	—	32
Latin America	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	658	—	658
Total Investments in Securities	$1,131	$36,042	$—	$37,173
There were no Level 3 holdings at November 2, 2015 (inception) or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
9

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$32	$—

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $232 or 1% of net assets.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.
4	SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities. SDRs are issued by either U.S. or non-U.S. banking organizations.
R$	Brazilian Real
€	Euro
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor International Growth Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 1.6%)
COMMON STOCKS—98.4%
Shares		Value
AUTO COMPONENTS—1.0%
60,600	Denso Corp. (JP)	$ 2,614
AUTOMOBILES— 1.4%
203,613	Mahindra & Mahindra Ltd. GDR (IND)[1]	3,669
BANKS— 4.4%
528,000	BOC Hong Kong Holdings Ltd. (HK)	1,409
168,083	Itau Unibanco Holding SA ADR (BR)*,2	1,057
410,421	Svenska Handelsbanken AB (SW)	5,164
299,174	United Overseas Bank Ltd. (SGP)	3,804
		11,434
BEVERAGES— 6.1%
119,300	Asahi Group Holdings Ltd. (JP)	3,829
59,827	Carlsberg AS (DEN)	5,044
3,776,500	Thai Beverage PCL (THA)	1,808
473,662	Treasury Wine Estates Ltd. (AUS)	3,083
600,000	Tsingtao Brewery Co. Ltd. (CHN)	2,134
		15,898
BIOTECHNOLOGY— 0.2%
297,339	Mesoblast Ltd. (AUS)*	324
299,773	Protalix BioTherapeutics Inc. (IL)*	252
		576
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—3.3%
311,217	Hargreaves Lansdown plc (UK)	$ 6,067
433,295	Jupiter Fund Management plc (UK)	2,579
		8,646
CHEMICALS— 2.1%
100,543	Johnson Matthey plc (UK)	3,557
46,359	Novozymes AS (DEN)	1,935
		5,492
COMMERCIAL SERVICES & SUPPLIES—1.0%
328,432	Brambles Ltd. (AUS)	2,624
DIVERSIFIED FINANCIAL SERVICES—5.3%
32,464	Corp. Financiera Alba SA (SP)	1,284
216,002	Investment AB Kinnevik (SW)	5,573
95,327	Investor AB (SW)	3,193
271,300	Japan Exchange Group Inc. (JP)	3,857
		13,907
ELECTRICAL EQUIPMENT—0.8%
38,749	Legrand SA (FR)	2,134
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
328,000	Delta Electronics Inc. (TW)	1,388
662,748	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	3,129
		4,517
ENERGY EQUIPMENT & SERVICES—0.8%
226,379	John Wood Group plc (UK)	2,092
FOOD & STAPLES RETAILING—4.9%
360,714	Clicks Group Ltd. (S. AFR)	1,976
533,716	Distribuidora Internacional de Alimentacion SA (SP)*	2,877
208,531	Jeronimo Martins SGPS SA (PT)	2,908
1,709,500	Puregold Price Club Inc. (PHIL)	1,184
36,400	Sugi Holdings Co. Ltd. (JP)	1,887
850,800	Wal-Mart de Mexico SAB de CV (MEX)	2,136
		12,968
FOOD PRODUCTS—1.7%
60,913	Nestlé SA (SWS)	4,488
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
84,342	Cochlear Ltd. (AUS)	5,653
109,600	Olympus Corp. (JP)	4,274
		9,927
HOTELS, RESTAURANTS & LEISURE—0.7%
660,000	Cafe de Coral Holdings Ltd. (HK)	1,817
39,355	Mitchells & Butlers plc (UK)	163
		1,980
HOUSEHOLD PRODUCTS—0.6%
78,600	Pigeon Corp. (JP)	1,688
INDUSTRIAL CONGLOMERATES—1.9%
71,700	Jardine Matheson Holdings Ltd. (SGP)	3,766
43,000	Jardine Strategic Holdings Ltd. (SGP)	1,178
		4,944

11

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE— 4.0%
215,400	MS&AD Insurance Group Holdings Inc. (JP)	$ 5,850
19,200	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	4,793
		10,643
INTERNET & CATALOG RETAIL—5.9%
109,380	ASOS plc (UK)*	4,867
32,190	Ctrip.com International Ltd. ADR (CHN)[2]	1,374
93,540	JD.com Inc. ADR (CHN)*,2	2,435
362,200	Rakuten Inc. (JP)	3,743
87,251	Zalando SE (GER)*,3	3,005
		15,424
INTERNET SOFTWARE & SERVICES—6.9%
39,561	Alibaba Group Holding Ltd. ADR (CHN)*,2	2,652
499,727	Auto Trader Group plc (UK)[3]	2,805
28,777	Baidu Inc. ADR (CHN)*,2	4,698
161,100	Kakaku.com Inc. (JP)	3,126
85,419	Rightmove plc (UK)	4,874
		18,155
LEISURE PRODUCTS—2.5%
41,500	Shimano Inc. (JP)	6,620
LIFE SCIENCES TOOLS & SERVICES—1.5%
12,666	Mettler-Toledo International Inc. (SWS)*	3,963
MACHINERY— 6.3%
208,877	Atlas Copco AB (SW)	4,297
79,336	Kone OYJ (FIN)	3,487
19,418	Schindler Holding AG (SWS)	2,976
10,000	SMC Corp. (JP)	2,265
167,400	THK Co. Ltd. (JP)	2,675
60,678	Weir Group plc (UK)	751
		16,451
MEDIA— 2.1%
43,419	Naspers Ltd. (S. AFR)	5,487
METALS & MINING—0.4%
99,418	BHP Billiton plc (UK)	965
OIL, GAS & CONSUMABLE FUELS—1.2%
202,503	BG Group plc (UK)	3,064
PERSONAL PRODUCTS—6.0%
132,700	Kao Corp. (JP)	7,122
183,900	Shiseido Co. Ltd. (JP)	3,471
115,326	Unilever plc (UK)	5,070
		15,663
PHARMACEUTICALS— 4.8%
145,017	Novo Nordisk AS (DEN)	8,102
17,571	Roche Holding AG (SWS)	4,551
		12,653
PROFESSIONAL SERVICES—3.7%
234,407	Capita plc (UK)	3,946
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
69,904	Intertek Group plc (UK)	$ 2,833
277,670	Seek Ltd. (AUS)	2,891
		9,670
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.3%
333,328	ARM Holdings plc (UK)	4,755
559,403	Imagination Technologies Group plc (UK)*,4	1,061
241,277	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	5,393
		11,209
SPECIALTY RETAIL—1.6%
130,188	Industria de Diseno Textil SA (SP)	4,284
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
4,065	Samsung Electronics Co. Ltd. (S. KOR)	3,933
TEXTILES, APPAREL & LUXURY GOODS—4.0%
38,243	adidas AG (GER)	3,938
151,839	Burberry Group plc (UK)	2,602
39,915	Cie Financiere Richemont SA (SWS)	2,594
3,829	Swatch Group AG (SWS)	1,310
		10,444
TOTAL COMMON STOCKS
(Cost $279,313)		258,226

SHORT-TERM INVESTMENTS—2.1%
Principal Amount
REPURCHASE AGREEMENTS—1.7%
$4,471	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $4,562)	4,471
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.4%
991,706	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 0.440%)[5]	992
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,463)		5,463
TOTAL INVESTMENTS—100.5%
(Cost $284,776)		263,689
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(1,215)
TOTAL NET ASSETS—100.0%		$262,474

12

Harbor International Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 7,463	$—	$ 7,463
Europe	3,963	125,195	—	129,158
Latin America	3,193	—	—	3,193
Middle East/Central Asia	252	3,669	—	3,921
Pacific Basin	16,552	97,939	—	114,491
Short-Term Investments
Repurchase Agreements	—	4,471	—	4,471
Investment Company-Securities Lending Investment Fund	—	992	—	992
Total Investments in Securities	$23,960	$239,729	$—	$263,689
There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.
2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $5,810 or 2% of net assets.
4	A portion or all of this security was out on loan as of January 31, 2016.
5	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
13

Harbor Global Growth Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 8.4%)
COMMON STOCKS—91.6%
Shares		Value
AEROSPACE & DEFENSE—2.1%
14,861	Safran SA (FR)	$ 963
AIRLINES— 4.1%
23,916	Ryanair Holdings plc ADR (IE)[1]	1,874
BIOTECHNOLOGY— 5.8%
5,909	Amgen Inc. (US)	903
8,545	Celgene Corp. (US)*	857
22,666	Nivalis Therapeutics Inc. (US)*	106
1,755	Regeneron Pharmaceuticals Inc. (US)*	737
		2,603
CHEMICALS— 3.6%
6,439	Sherwin-Williams Co. (US)	1,646
COMMUNICATIONS EQUIPMENT—1.3%
3,975	Palo Alto Networks Inc. (US)*	594
HEALTH CARE PROVIDERS & SERVICES—2.5%
9,907	UnitedHealth Group Inc. (US)	1,141
HOTELS, RESTAURANTS & LEISURE—14.4%
3,462	Chipotle Mexican Grill Inc. (US)*	1,568
57,830	Domino's Pizza Enterprises Ltd. (AUS)	2,483
94,105	Domino's Pizza Group plc (UK)	1,324
25,597	Norwegian Cruise Line Holdings Ltd. (US)*	1,161
		6,536
INTERNET & CATALOG RETAIL—5.1%
1,540	Amazon.com Inc. (US)*	904
33,074	Ctrip.com International Ltd. ADR (CHN)[1]	1,412
		2,316
INTERNET SOFTWARE & SERVICES—18.6%
20,412	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,368
2,909	Alphabet Inc. (US)*	2,215
126,717	Auto Trader Group plc (UK)[2]	711
26,111	Facebook Inc. (US)*	2,930
63,400	Tencent Holdings Ltd. (CHN)	1,191
		8,415
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—7.3%
18,784	Visa Inc. (US)	$ 1,399
425,056	Worldpay Group plc (UK)*,2	1,905
		3,304
MEDIA— 4.3%
26,570	IMAX Corp. (CAN)*	825
28,542	JCDecaux SA (FR)	1,124
		1,949
MULTILINE RETAIL—2.1%
11,579	Dollar Tree Inc. (US)*	942
PHARMACEUTICALS— 8.0%
15,835	Novartis AG (SWS)	1,227
21,858	Novo Nordisk AS (DEN)	1,221
19,855	Pacira Pharmaceuticals Inc. (US)*	1,180
		3,628
SOFTWARE— 6.9%
25,042	Activision Blizzard Inc. (US)	872
15,844	Electronic Arts Inc. (US)*	1,022
18,232	Salesforce.com Inc. (US)*	1,241
		3,135
TEXTILES, APPAREL & LUXURY GOODS—5.5%
2,233	Hermes International SA (FR)	760
27,542	NIKE Inc. (US)	1,708
		2,468
TOTAL COMMON STOCKS
(Cost $39,370)		41,514

SHORT-TERM INVESTMENTS—8.2%
(Cost $3,705)
Principal Amount
REPURCHASE AGREEMENTS
$3,705	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $3,779)	3,705
TOTAL INVESTMENTS—99.8%
(Cost $43,075)		45,219
CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		78
TOTAL NET ASSETS—100.0%		$45,297

14

Harbor Global Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ 1,874	$ 9,235	$—	$11,109
North America	23,951	—	—	23,951
Pacific Basin	2,780	3,674	—	6,454
Short-Term Investments
Repurchase Agreements	—	3,705	—	3,705
Total Investments in Securities	$28,605	$16,614	$—	$45,219
There were no Level 3 holdings at October 31, 2015 or January 31, 2016.
Of the Level 2 investments presented above, certain Common Stocks valued at $1,905 were categorized in Level 1 at October 31, 2015. Transfers from Level 1 to Level 2 were the result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $2,616 or 6% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.
15

Harbor Emerging Markets Equity Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 2.5%)
COMMON STOCKS—91.2%
Shares		Value
AUTOMOBILES— 2.9%
326,000	Brilliance China Automotive Holdings Ltd. (CHN)	$ 314
5,218	Hyundai Motor Co. (S. KOR)	585
		899
BANKS— 21.6%
9,727	Axis Bank Ltd. (IND)	59
14,695	Banco Santander Chile ADR (CL)[1]	254
882,800	Bank Rakyat Indonesia Persero Tbk PT (IDR)	728
1,014,000	China Construction Bank Corp. (CHN)	622
113,735	Grupo Financiero Banorte SAB de CV (MEX)	593
65,710	ICICI Bank Ltd. ADR (IND)[1]	437
1,616,000	Industrial & Commercial Bank of China Ltd. (CHN)	841
96,917	Itau Unibanco Holding SA ADR (BR)*,1	610
98,100	Kasikornbank plc (THA)	469
575,767	Mega Financial Holding Co. Ltd. (TW)	367
22,756	OTP Bank plc (HUN)	484
122,310	Sberbank of Russia PJSC ADR (RUS)[1]	677
129,588	Turkiye Halk Bankasi AS (TUR)	448
107,100	United Bank Ltd. (PAK)	147
		6,736
BEVERAGES— 0.5%
34,300	Ambev SA ADR (BR)*,1	160
CAPITAL MARKETS—1.8%
960,100	China Cinda Asset Management Co. Ltd. (CHN)	302
883,709	Yuanta Financial Holding Co. Ltd. (TW)	274
		576
CHEMICALS— 1.9%
29,552	PhosAgro OAO GDR (RUS)[2]	352
2,684,000	Tianhe Chemicals Group Ltd. (CHN)*,3	241 [x]
		593
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—1.2%
337,900	China Everbright International Ltd. (CHN)	$ 359
CONSTRUCTION & ENGINEERING—0.2%
3,476	Larsen & Toubro Ltd. (IND)	57
CONSTRUCTION MATERIALS—3.3%
130,500	Anhui Conch Cement Co. Ltd. (CHN)	256
94,766	Cemex SAB de CV ADR (MEX)[1]	429
7,950	UltraTech Cement Ltd. (IND)	334
		1,019
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
30,211	Telefonica Brasil SA ADR (BR)*,1	263
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
111,406	Delta Electronics Inc. (TW)	472
FOOD & STAPLES RETAILING—1.3%
10,616	Magnit PJSC GDR (RUS)[2]	417
FOOD PRODUCTS—1.7%
43,317	BRF SA ADR (BR)[1]	525
HOTELS, RESTAURANTS & LEISURE—2.5%
139,000	Galaxy Entertainment Group Ltd. (CHN)	438
96,018	Sands China Ltd. (CHN)	335
		773
HOUSEHOLD DURABLES—1.0%
184,989	Haier Electronics Group Co. Ltd. (CHN)	327
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.7%
1,050,500	Huadian Fuxin Energy Corp. Ltd. (CHN)	206
INDUSTRIAL CONGLOMERATES—0.6%
7,105	Industries Qatar QSC (QA)	201
INSURANCE— 5.0%
51,100	BB Seguridade Participacoes SA (BR)	297
150,000	China Life Insurance Co. Ltd. (CHN)	364
174,800	China Pacific Insurance Group Co. Ltd. (CHN)	619
34,458	Discovery Ltd. (S. AFR)	281
		1,561
INTERNET & CATALOG RETAIL—2.4%
57,506	B2W Cia Digital (BR)	191
21,962	JD.com Inc. ADR (CHN)*,1	572
		763
INTERNET SOFTWARE & SERVICES—2.0%
33,200	Tencent Holdings Ltd. (CHN)	624
IT SERVICES—1.7%
14,769	Tata Consultancy Services Ltd. (IND)	521
MEDIA— 4.5%
11,059	Naspers Ltd. (S. AFR)	1,398
METALS & MINING—3.2%
30,000	AngloGold Ashanti Ltd. ADR (S. AFR)*,1	254
134,500	Gerdau SA ADR (BR)[1]	122
182,300	Grupo Mexico SAB de CV (MEX)	354
143,600	Vale SA ADR (BR)[1]	266
		996

16

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—5.7%
230,500	China Shenhua Energy Co. Ltd. (CHN)	$ 349
1,600	CNOOC Ltd. ADR (CHN)[1]	163
17,115	Lukoil PJSC ADR (RUS)[1]	582
9,904	Reliance Industries Ltd. (IND)	152
11,455	Sasol Ltd. (S. AFR)	301
13,000	YPF SA ADR (AR)[1]	219
		1,766
PHARMACEUTICALS— 1.0%
355,056	Luye Pharma Group Ltd. (CHN)*	296
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
216,000	China Overseas Land & Investment Ltd. (CHN)	632
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.5%
1,588,000	GCL-Poly Energy Holdings Ltd. (CHN)	205
16,981	SK Hynix Inc. (S. KOR)	392
69,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	1,542
55,100	Trina Solar Ltd. ADR (CHN)*,1	506
		2,645
SPECIALTY RETAIL—1.9%
5,608	Dufry AG (SWS)*	608
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.0%
460,000	Lenovo Group Ltd. (CHN)	411
1,830	Samsung Electronics Co. Ltd. (S. KOR)	1,771
		2,182
TRANSPORTATION INFRASTRUCTURE—1.5%
43,600	Airports of Thailand plc (THA)	464
WIRELESS TELECOMMUNICATION SERVICES—1.3%
15,745	Bharti Airtel Ltd. (IND)	68
31,300	China Mobile Ltd. (CHN)	345
		413
TOTAL COMMON STOCKS
(Cost $36,960)		28,452

PARTICIPATION (EQUITY LINKED) NOTES—6.3%
	Axis Bank Ltd. (IND)
52,206	$0.01—11/25/2019	314
	Bharti Airtel Ltd. (IND)
7,739	$0.01—02/08/2017	33
76,767	$0.01—07/11/2019	328
		361
	Larsen & Toubro Ltd. (IND)[3]
19,034	$0.01—03/27/2020	309
	Reliance Industries Ltd. (IND)
53,804	$0.01—02/07/2017-07/08/2019	821
	United Bank Ltd. (PAK)[3]
110,145	$0.01—06/17/2019	151
TOTAL PARTICIPATION (EQUITY LINKED) NOTES
(Cost $2,435)		1,956

SHORT-TERM INVESTMENTS—1.0%
(Cost $321)
Principal Amount		Value
REPURCHASE AGREEMENTS
$321	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $331)	$ 321
TOTAL INVESTMENTS—98.5%
(Cost $39,716)		30,729
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		476
TOTAL NET ASSETS—100.0%		$31,205

17

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ 254	$ 1,980	$ —	$ 2,234
Europe	—	3,568	—	3,568
Latin America	3,795	488	—	4,283
Middle East/Central Asia	437	1,539	—	1,976
Pacific Basin	2,783	13,367	241	16,391
Participation (Equity Linked) Notes
Middle East/Central Asia	—	1,956	—	1,956
Short-Term Investments
Repurchase Agreements	—	321	—	321
Total Investments in Securities	$7,269	$23,219	$241	$30,729

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2016.
Valuation Description	Balance Beginning at 11/01/2015 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2016 (000s)[w]
Common Stocks	$242	$—	$—	$—	$—	$(1)	$—	$—	$241
There were no transfers between levels during the period.
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2016 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (CHN)*,3	$241	Market Approach	Liquidity Discount	HK$ 0.70
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $701 or 2% of net assets.
w	The net unrealized appreciation/(depreciation) per investment type is as below:
	Valuation Description	Unrealized Gain/(Loss) as of 01/31/2016 (000s)
	Common Stocks	($270)
x	Fair valued in accordance with Harbor Funds Valuation Procedures using a liquidity discount, which is a Level 3 input.
HK$	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
18

Harbor International & Global Funds
Notes to Portfolios of Investments— January 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Participation notes are valued at the last sale price of the underlying local shares on the national exchange on which they trade. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost to the extent amortized cost represents fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
19

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
20

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that
21

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, and Harbor Emerging Markets Equity Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
Participation Notes
Participation notes are equity-linked securities which can be used to gain exposure to emerging markets. These instruments represent interests in securities listed on certain foreign exchanges and thus present similar risks to investing directly in such equity securities. These instruments are issued by a broker-dealer evidencing ownership of shares listed on a foreign stock exchange. Accordingly, the participation notes also expose investors to counterparty risk which is the risk that the entity issuing the note may not be able to honor its financial commitments. A Fund’s participation notes are not subject to any master netting agreements. Participation notes may be more volatile and less liquid than holding the underlying security directly. A Participation note is intended to reflect the performance of the underlying equity securities on a one-to-one basis. During the period, Harbor Emerging Markets Equity Fund invested in participation notes to gain exposure to certain foreign markets. The Fund is entitled to receive dividends or other distributions paid on the underlying securities from the broker-dealer. The Fund however is not entitled to the same rights as an owner of the underlying securities, such as voting rights.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
22

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund and Harbor International Growth Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as a liability in the Statements of Assets and Liabilities. During the term of the loan, the Funds will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the Statements of Operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. The value at January 31, 2016 of securities loaned and related collateral for Harbor International Growth Fund was $894,387 and $991,706, respectively, and Harbor International Fund had no securities out on loan.
New Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 requires additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.
23

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor International Fund	$34,998,581	$8,951,230	$(4,985,057)	$3,966,173
Harbor Diversified International All Cap Fund	40,032	660	(3,519)	(2,859)
Harbor International Growth Fund*	284,776	15,104	(36,191)	(21,087)
Harbor Global Growth Fund	43,075	4,964	(2,820)	2,144
Harbor Emerging Markets Equity Fund*	39,716	571	(9,558)	(8,987)

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
24

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Susan A. DeRoche
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.IG.0116

Quarterly Schedule of
Portfolio Holdings
January 31, 2016
Strategic Markets  Funds

	Institutional Class	Administrative Class
Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX
Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, Notional, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -45.6%)
ASSET-BACKED SECURITIES—10.4%
Principal Amount		Value
	Bayview Financial Acquisition Trust
	Series 2006-D Cl. 1A2
$63	5.660%—12/28/2036[1]	$ 63
	Bear Stearns Asset Backed Securities Trust
	Series 2006-2 Cl. M1
524	0.847%—07/25/2036[2]	515
	Citigroup Mortgage Loan Trust Inc.
	Series 2006-NC1 Cl. A1
427	0.557%—08/25/2036[2,3]	387
	Series 2005-HE3 Cl. M2
1,000	1.147%—09/25/2035[2]	948
		1,335
	Commercial Industrial Finance Corp.
	Series 2007-1A Cl. A1L
491	0.601%—05/10/2021[2,3]	489
	Series 2006-2A Cl. A1L
34	0.674%—03/01/2021[2,3]	34
		523
	Countrywide Asset-Backed Certificates
	Series 2005-15 Cl. 1AF6
136	5.525%—04/25/2036[4]	138
	First Franklin Mortgage Loan Trust
	Series 2005-FF11 Cl. A2D
644	1.107%—11/25/2035[2]	644
	Series 2005-FFH1 Cl. M2
900	1.207%—06/25/2036[2]	645
		1,289
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
574	0.628%—05/21/2021[2,3]	564
	IndyMac Home Equity Loan Trust
	Series 2004-2 Cl. A
19	0.542%—09/28/2036[2]	19
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
218	0.667%—06/25/2036[2]	116
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
116	0.497%—10/25/2036[2]	63
	Series 2006-HE8 Cl. A1
373	0.557%—10/25/2036[2]	287
		350
	People's Choice Home Loan Securities Trust
	Series 2005-1 Cl. M4
600	1.772%—01/25/2035[2]	504
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. A1B
200	0.987%—08/25/2035[2]	199
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€650	0.132%—12/15/2023[2]	$ 666
	Small Business Administration Participation Certificates
	Series 2007-20K Cl. 1
$296	5.510%—11/01/2027	333
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	0.707%—05/25/2036[2]	159
	Stone Tower Capital LLC
	Series 2007-6A Cl. A1
358	0.850%—04/17/2021[2,3]	353
	Structured Asset Investment Loan Trust
	Series 2006-BNC2 Cl. A5
814	0.587%—05/25/2036[2]	668
	Venture CLO Ltd.[5]
	Series 2006-7A Cl. A1A
396	0.854%—01/20/2022[2,3]	389
TOTAL ASSET-BACKED SECURITIES
(Cost $8,009)		8,183

COLLATERALIZED MORTGAGE OBLIGATIONS—8.2%
	Banc of America Mortgage Trust
	Series 2004-1 Cl. 5A1
18	6.500%—09/25/2033	18
	Bear Stearns Alt-A Trust
	Series 2004-8 Cl. 1A
879	1.127%—09/25/2034[2]	855
	Series 2005-5 Cl. 25A1
929	5.252%—07/25/2035[4]	764
		1,619
	ChaseFlex Trust
	Series 2007-M1 Cl. 2F4
333	6.350%—08/25/2037[1]	280
	Countrywide Alternative Loan Trust
	Series 2005-79CB Cl. A5
271	5.500%—01/25/2036	246
	Series 2006-19CB Cl. A4
93	6.000%—08/25/2036[2]	86
	Series 2007-5CB Cl. 1A13
152	6.000%—04/25/2037	134
	Series 2007-5CB Cl. 1A4
355	6.000%—04/25/2037	312
		778
	Deutsche Alt-A Securities Mortgage Loan Trust
	Series 2007-OA4 Cl. 1A1B
753	0.557%—08/25/2047[2]	602
	Series 2007-AB1 Cl. A1
578	0.727%—04/25/2037[2]	302
		904
	HarborView Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
146	0.646%—05/19/2035[2]	122
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-HOA1 Cl. A11
548	0.607%—07/25/2047[2]	397
	Lehman XS Trust
	Series 2006-12N Cl. A31A
193	0.627%—08/25/2046[2]	148

1

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Marche Mutui Srl
	Series 5 Cl. A
€16	0.245%—10/27/2065[2]	$ 17
	Series 4 Cl. A
51	0.342%—02/25/2055[2]	55
	Series 6 Cl. A1
92	2.095%—01/27/2064[2]	101
		173
	Merrill Lynch Mortgage Investors Trust
	Series 2006-1 Cl. 1A
$219	2.562%—02/25/2036[2]	203
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
213	2.233%—06/25/2036[4]	207
	Residential Accredit Loans Inc.
	Series 2006-QS13 Cl. 1A6
643	6.000%—09/25/2036	519
	Residential Asset Securitization Trust
	Series 2006-A12 Cl. A2
119	6.250%—11/25/2036	82
	Thornburg Mortgage Securities Trust
	Series 2006-4 Cl. A2B
102	4.687%—07/25/2036[2]	100
	Wachovia Mortgage Loan Trust LLC
	Series 2005-B Cl. 2A4
556	2.755%—10/20/2035[2]	504
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2006-AR1 Cl. 2A1A
352	1.355%—01/25/2046[2]	341
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,189)		6,395

CORPORATE BONDS & NOTES—13.1%
	Ally Financial Inc.
1,000	3.500%—07/18/2016	1,006
400	5.500%—02/15/2017	406
		1,412
	AT&T Inc.
100	1.533%—06/30/2020[4]	99
200	2.450%—06/30/2020	197
400	3.000%—06/30/2022	393
100	4.500%—05/15/2035	91
200	4.750%—05/15/2046	178
		958
	Banco Popular Espanol SA MTN[6]
€100	11.500%—10/10/2018[4,7]	108
	Barclays Bank plc
$200	7.750%—04/10/2023[4]	212
	Barclays plc
€200	8.000%—12/15/2020[4,7]	228
	BG Energy Capital plc
£100	6.500%—11/30/2072[4]	149
	Chesapeake Energy Corp.
$100	3.872%—04/15/2019[2]	27
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2,100	0.951%—04/28/2017[4]	2,099
	Goldman Sachs Group Inc.
400	1.712%—09/15/2020[4]	398
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		Hewlett Packard Enterprise Co.
	$150	2.450%—10/05/2017[3]	$ 150
	150	2.850%—10/05/2018[3]	150
			300
		JP Morgan Chase & Co. MTN[6]
	1,900	1.169%—04/25/2018[2]	1,883
		National Bank of Greece SA
	€100	3.875%—10/07/2016	106
		Navient Corp. MTN[6]
	$300	0.753%—11/01/2016[4,8]	276
		Petrobras Global Finance BV
	€100	2.750%—01/15/2018	90
	$100	3.000%—01/15/2019	75
	200	4.375%—05/20/2023	133
			298
		SSE plc
	€200	5.625%—10/1/2017[4,7]	227
		Telefonica Emisiones SAU
	$1,400	1.243%—06/23/2017[4]	1,393
		Turkiye Garanti Bankasi AS
	200	3.124%—04/20/2016[3,4]	200
TOTAL CORPORATE BONDS & NOTES
(Cost $10,648)			10,274

FOREIGN GOVERNMENT OBLIGATIONS—16.5%
		Athens Urban Transportation Organisation
	€100	4.851%—09/19/2016	99
		Autonomous Community of Catalonia
	100	4.950%—02/11/2020	116
		Brazil Letras Do Tesouro Nacional
R$	17,980	0.000%—10/01/2016-01/01/2019[9]	3,719
		Bundesobligation Inflation Linked[8]
	€319	0.750%—04/15/2018	355
		Colombian TES
COL$	206,695	3.000%—03/25/2033[8]	52
		Hellenic Railways Organization SA
	€200	4.028%—03/17/2017	196
		Italy Buoni Poliennali Del Tesoro
	2,123	1.700%—09/15/2018[8]	2,420
	271	2.350%—09/15/2024[3,8]	338
	106	3.100%—09/15/2026[8]	143
			2,901
		Mexican Bonos
MEX$	4,253	4.750%—06/14/2018	237
		Mexican Bonos de Proteccion Al Ahorro
	1,900	3.530%—06/29/2017[2,8]	105
		Mexican Udibonos
	4,534	4.000%—11/15/2040-11/08/2046[8]	259
	7,032	4.500%—11/22/2035[8]	433
			692
		New Zealand Government Bond
NZD$	1,200	2.000%—09/20/2025[8]	803
		Spain Government Inflation Linked Bond[8]
	€200	1.000%—11/30/2030[3]	212

2

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.K. Gilt Inflation Linked[8]
£1,991	0.125%—03/22/2024-03/22/2068	$ 3,285
66	0.375%—03/22/2062	169
		3,454
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $14,729)		12,941

MORTGAGE PASS-THROUGH—0.5%
(Cost $359)
	Federal National Mortgage Association
$367	4.000%—02/01/2041	393

PURCHASED OPTIONS—0.1%
No. of Contracts/ Notional
	Commodity - Brent Crude Oil Futures Swap Option
3	$87.00—01/29/2016-03/31/2016	—
	Commodity - Natural Gas Futures
10	$2.65—05/25/2016	1
10	$3.00—03/28/2016	—
20	$2.70—03/28/2016-05/25/2016	1
		2
	Euro-Bund Futures[11]
3,200	€169.50—02/19/2016	1
	Interest Rate Swap Option
24,100	1.250%—07/05/2016	4
25,000	1.500%—07/11/2016	1
		5
	Interest Rate Swap Option 1 year
17,200	1.000%—06/23/2016-06/24/2016	9
15,400	1.500%—04/06/2016-04/29/2016	—
		9
	Interest Rate Swap Option 5 year
1,900	3.400%—12/05/2016	5
	Interest Rate Swap Option 30 year
1,000	2.680%—12/11/2017	70
	U.K. LIBOR Future 90 day
13,500	£98.50—12/21/2016[11]	1
3,750	£98.88—03/11/2016[11]	—
		1
	U.S. Treasury Notes Future 5 year
167	$109.00—02/19/2016	1
	U.S. Treasury Notes Future 10 year
150	$108.50—02/19/2016	3
	U.S. Treasury Notes Future 30 year
15	$200.00—02/19/2016	—
TOTAL PURCHASED OPTIONS
(Premiums Paid/Cost $238)		97

U.S. GOVERNMENT OBLIGATIONS—96.8%
Principal Amount		Value
	U.S. Treasury Inflation Indexed Bonds[8]
$23,891	0.125%—04/15/2016-07/15/2024	$ 23,811
701	0.375%—07/15/2025	693
12,097	0.625%—07/15/2021	12,420
2,034	0.625%—01/15/2024[10]	2,053
12,287	1.250%—07/15/2020	12,986
3,900	1.375%—07/15/2018-02/15/2044	4,077
7,114	1.875%—07/15/2019	7,628
4,848	2.375%—01/15/2017-01/15/2025	5,231
224	2.375%—01/15/2027[10]	264
3,820	2.500%—07/15/2016	3,875
873	2.500%—01/15/2029[10]	1,055
115	2.625%—07/15/2017[10]	120
347	3.875%—04/15/2029[10]	480
		74,693
	U.S. Treasury Notes
1,200	0.500%—09/30/2016	1,200
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $75,599)		75,893

SHORT-TERM INVESTMENTS—11.8%
REPURCHASE AGREEMENTS—11.1%
600	Repurchase Agreement with Barclays plc dated January 29, 2016 due February 01, 2016 at 0.540% collateralized by U.S. Treasury Notes (value $612)	600
2,400	Repurchase Agreement with Citigroup dated January 29, 2016 due February 01, 2016 at 0.550% collateralized by U.S. Treasury Notes (value $2,472)	2,400
3,600	Repurchase Agreement with Credit Suisse dated January 29, 2016 due February 01, 2016 at 0.550% collateralized by U.S. Treasury Notes (value $3,666)	3,600
1,900	Repurchase Agreement with Deutsche Bank dated January 29, 2016 due February 01, 2016 at 0.550% collateralized by U.S. Treasury Bonds (value $1,931)	1,900
211	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $216)	211
		8,711
U.S. GOVERNMENT OBLIGATIONS—0.7%
	U.S. Treasury Bills
281	0.213%—02/11/2016	281
276	0.261%—02/18/2016[10]	276
		557
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,268)		9,268
TOTAL INVESTMENTS—157.4%
(Cost $125,039)		123,444
CASH AND OTHER ASSETS, LESS LIABILITIES—(57.4)%		(44,985)
TOTAL NET ASSETS—100.0%		$ 78,459

3

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2016
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BTP Futures (Sell)	16	€ 1,600	03/08/2016	$ (55)
Brent Crude Oil Futures (Buy)	8	$ 8	02/29/2016	26
Brent Crude Oil Futures (Buy)	6	6	05/31/2016	(37)
Brent Crude Oil Futures (Buy)	7	7	07/29/2016	24
Brent Crude Oil Futures (Buy)	27	27	10/31/2016	182
Brent Crude Oil Futures (Buy)	9	9	10/31/2017	37
Brent Crude Oil Futures (Sell)	2	2	03/31/2016	(9)
Brent Crude Oil Futures (Sell)	28	28	04/29/2016	(173)
Brent Crude Oil Futures (Sell)	5	5	04/28/2017	12
Brent Crude Oil Futures (Sell)	5	5	07/31/2017	(16)
Brent Crude Oil Futures (Sell)	1	1	01/31/2018	(5)
Brent Crude Oil Futures (Sell)	2	2	04/30/2018	(10)
Chicago Ethanol Swap Futures (Buy)	3	126	12/30/2016	2
Cocoa Futures (Buy)	4	—	03/16/2017	(18)
Cocoa Futures (Sell)	2	—	05/13/2016	5
Cocoa Futures (Sell)	2	—	09/15/2016	9
Corn Futures (Buy)	9	45	03/14/2016	7
Corn Futures (Sell)	17	85	07/14/2016	1
Corn Futures (Sell)	7	35	12/14/2016	(6)
Gasoil Futures (Buy)	1	—	12/12/2016	(4)
Gasoil Futures (Buy)	1	—	12/12/2017	(4)
Gasoil Futures (Sell)	2	—	06/12/2017	8
Gasoline Futures (Buy)	3	126	03/31/2016	(19)
Gasoline Futures (Buy)	1	42	08/31/2016	(9)
Gasoline Futures (Sell)	3	126	04/29/2016	16
Gasoline Futures (Sell)	1	42	10/31/2016	9
Gold Futures (Sell)	10	1	04/27/2016	(15)
Light Sweet Crude Oil Futures (Buy)	3	3	02/21/2017	(29)
Light Sweet Crude Oil Futures (Buy)	1	1	05/19/2017	6
Light Sweet Crude Oil Futures (Buy)	4	4	05/22/2017	5
Light Sweet Crude Oil Futures (Buy)	4	4	08/22/2017	16
Light Sweet Crude Oil Futures (Buy)	10	10	02/20/2018	(49)
Light Sweet Crude Oil Futures (Sell)	3	3	02/19/2016	7
Light Sweet Crude Oil Futures (Sell)	6	6	03/18/2016	1
Light Sweet Crude Oil Futures (Sell)	1	1	08/19/2016	(6)
Light Sweet Crude Oil Futures (Sell)	1	1	08/22/2016	—
Light Sweet Crude Oil Futures (Sell)	4	4	11/21/2016	(8)
Light Sweet Crude Oil Futures (Sell)	11	11	11/20/2017	29
Light Sweet Crude Oil Futures (Sell)	5	5	05/22/2018	25
Live Cattle Futures (Buy)	3	120	08/31/2016	(4)
Live Cattle Futures (Sell)	3	120	04/29/2016	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	02/29/2016	(1)
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	03/31/2016	(1)
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	04/29/2016	(1)
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	05/31/2016	(1)
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	06/30/2016	(1)
Natural Gas Futures (Buy)	2	20	04/27/2016	3
Natural Gas Futures (Buy)	2	20	05/26/2016	1
Natural Gas Futures (Buy)	1	10	06/28/2016	(1)
Natural Gas Futures (Buy)	4	40	11/28/2016	—
Natural Gas Futures (Buy)	7	70	03/29/2017	(5)
Natural Gas Futures (Sell)	5	50	03/29/2016	(12)
Natural Gas Futures (Sell)	4	40	09/28/2016	1
Natural Gas Futures (Sell)	7	70	02/24/2017	5
Natural Gas Swap Futures (Buy)	2	5	10/27/2016	—
Natural Gas Swap Futures (Buy)	2	5	11/28/2016	1
Natural Gas Swap Futures (Buy)	16	40	03/29/2017	—
Natural Gas Swap Futures (Buy)	1	3	12/27/2018	(4)
Natural Gas Swap Futures (Buy)	1	3	01/29/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	02/26/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	03/27/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	04/26/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	05/29/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	06/26/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	07/29/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	08/28/2019	(4)
4

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Natural Gas Swap Futures (Buy)	1	$ 3	09/26/2019	$ (4)
Natural Gas Swap Futures (Buy)	1	3	10/29/2019	(4)
Natural Gas Swap Futures (Buy)	1	3	11/26/2019	(4)
Natural Gas Swap Futures (Sell)	16	40	02/24/2017	(1)
Platinum Futures (Buy)	14	1	04/27/2016	2
Red Wheat Futures (Buy)	4	20	03/14/2016	(5)
Soybean Futures (Buy)	5	10	03/14/2016	3
Soybean Futures (Buy)	4	20	05/13/2016	2
Soybean Futures (Sell)	9	30	07/14/2016	(5)
Sugar Futures (Buy)	11	1,232	06/30/2016	(12)
Sugar Futures (Sell)	11	1,232	02/29/2016	19
U.S. Treasury Bond Futures 30 year (Sell)	27	2,700	03/21/2016	(109)
U.S. Treasury Note Futures 5 year (Buy)	157	15,700	03/31/2016	334
U.S. Treasury Note Futures 10 year (Buy)	18	1,800	03/21/2016	62
Wheat Futures (Buy)	4	20	03/14/2016	(5)
Wheat Futures (Sell)	8	40	03/14/2016	9
Total Futures Contracts				$ 185

WRITTEN OPTIONS OPEN AT JANUARY 31, 2016
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price/ Spread	Expiration Date	Premiums Received (000s)	Value (000s)
Commodity - Crude Oil Futures (Put)	CME Group	1	$ 27.00	02/24/2016	$1	$ —
Commodity - Crude Oil Futures (Call)	CME Group	1	38.00	02/24/2016	1	(2)
U.K. LIBOR Future 90 day (Put)	CME Group	108	£ 98.00	12/21/2016	2	—
U.K. LIBOR Future 90 day (Call)	CME Group	30	99.25	03/11/2016	3	(8)
U.K. LIBOR Future 90 day (Put)	CME Group	30	98.63	03/11/2016	1	—
Total Written Options that Require Periodic Settlement of Variation Margin					$8	$(10)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price/ Spread	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 1 year (Call)	Deutsche Bank AG	400,000	243.2 [j]	06/01/2016	$ —	$ —
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,600,000	234.81 [j]	03/24/2020	18	(23)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	200,000	244.17 [j]	05/16/2024	1	—
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	500,000	120.72 [j]	06/22/2035	23	(9)
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	900,000	0.81 [v]	02/04/2016	3	—
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	279,100	0.90 [v]	03/11/2016	1	—
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	640,000	0.97 [v]	02/16/2016	3	—
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	320,000	1.40 [v]	02/16/2016	1	—
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	300,000	1.42 [v]	02/04/2016	1	—
Variance Option S&P GSCI Natural Gas Official Close Index ER (Call)	Goldman Sachs International	200,000	2.26 [v]	02/04/2016	—	—
Credit Default Option 5 year (Put)	Bank of America NA	400,000	1.000%	04/20/2016	1	—
Credit Default Option 5 year (Call)	Barclays Bank plc	100,000	1.000	04/20/2016	—	—
Credit Default Option 5 year (Put)	Barclays Bank plc	200,000	1.000	04/20/2016	—	—
Credit Default Option 5 year (Call)	Credit Suisse International	100,000	1.000	04/20/2016	—	—
Credit Default Option 5 year (Put)	JP Morgan Chase Bank NA	400,000	1.000	02/17/2016	1	—
Credit Default Option 5 year (Call)	Morgan Stanley Capital Services LLC	200,000	1.000	04/20/2016	—	(1)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,200,000	2.500	12/11/2017	140	(41)
Interest Rate Swap Option 5 year 5 year (Call)	Credit Suisse International	1,800,000	2.300	04/25/2016	7	(10)
Interest Rate Swap Option 5 year 5 year (Call)	Credit Suisse International	1,900,000	2.400	12/05/2016	15	(27)
Interest Rate Swap Option 5 year 5 year (Call)	Goldman Sachs Bank USA	5,000,000	2.400	03/14/2016	19	(28)
Interest Rate Swap Option 5 year 5 year (Call)	Goldman Sachs Bank USA	5,000,000	2.500	02/18/2016	16	(33)
Interest Rate Swap Option 5 year 5 year (Call)	Morgan Stanley Capital Services LLC	1,900,000	2.300	04/19/2016	8	(10)
Commodity - Crude Oil Futures (Call)	CME Group	4	$ —[k]	02/19/2016	—	—
Commodity - Heating Oil Futures (Call)	CME Group	1	2.50	02/29/2016	2	—
Commodity - Heating Oil Futures (Call)	CME Group	1	2.50	03/31/2016	2	—
Commodity - Heating Oil Futures (Call)	CME Group	1	250.00	01/29/2016	2	—
Commodity - Natural Gas Futures (Call)	CME Group	1	2.60	02/24/2016	1	(1)
5

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price/ Spread	Expiration Date	Premiums Received (000s)	Value (000s)
Commodity - Natural Gas Futures (Call)	CME Group	1	$ 2.70	02/24/2016	$ 1	$ —
Commodity - Natural Gas Futures (Call)	CME Group	2	3.00	02/24/2016	2	—
Commodity - Natural Gas Futures (Call)	CME Group	2	2.45	02/24/2016	1	(1)
Commodity - Natural Gas Futures (Put)	CME Group	1	1.90	02/24/2016	1	—
Commodity - Natural Gas Futures (Put)	CME Group	1	1.95	02/24/2016	—	—
Commodity - Natural Gas Futures (Put)	CME Group	4	2.35	11/25/2016	5	(5)
Commodity - Sugar Futures (Call)	CME Group	2	16.00	02/16/2016	1	—
Commodity - Sugar Futures (Put)	CME Group	2	13.50	02/16/2016	—	(1)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	300,000	4.00	03/17/2016	13	(11)
Total Written Options Not Settled Through Variation Margin					$289	$(201)
Total Written Options					$297	$(211)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2016
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Deutsche Bank AG	$ 58	$ 59	02/11/2016	$ (1)
Australian Dollar (Sell)	Bank of America NA	160	159	02/11/2016	(1)
Brazilian Real (Buy)	Bank of America NA	285	282	02/02/2016	3
Brazilian Real (Buy)	Bank of America NA	44	43	03/02/2016	1
Brazilian Real (Buy)	Deutsche Bank AG	1,391	1,407	02/02/2016	(16)
Brazilian Real (Buy)	Deutsche Bank AG	44	43	02/02/2016	1
Brazilian Real (Buy)	Goldman Sachs Bank USA	55	54	02/02/2016	1
Brazilian Real (Buy)	JP Morgan Chase Bank	1,123	1,112	02/02/2016	11
Brazilian Real (Buy)	JP Morgan Chase Bank	1,114	1,069	03/02/2016	45
Brazilian Real (Sell)	Bank of America NA	285	283	02/02/2016	(2)
Brazilian Real (Sell)	Bank of America NA	232	254	10/04/2016	22
Brazilian Real (Sell)	BNP Paribas SA	116	120	10/04/2016	4
Brazilian Real (Sell)	BNP Paribas SA	248	253	01/04/2017	5
Brazilian Real (Sell)	Deutsche Bank AG	1,436	1,421	02/02/2016	(15)
Brazilian Real (Sell)	Deutsche Bank AG	316	324	01/04/2017	8
Brazilian Real (Sell)	Goldman Sachs Bank USA	27	27	02/02/2016	—
Brazilian Real (Sell)	Goldman Sachs Bank USA	654	678	01/04/2017	24
Brazilian Real (Sell)	JP Morgan Chase Bank	1,124	1,078	02/02/2016	(46)
Brazilian Real (Sell)	JP Morgan Chase Bank	2,625	3,350	04/04/2016	725
Brazilian Real (Sell)	JP Morgan Chase Bank	208	227	10/04/2016	19
Brazilian Real (Sell)	JP Morgan Chase Bank	654	682	01/04/2017	28
British Pound Sterling (Buy)	Bank of America NA	3,086	3,086	02/02/2016	—
British Pound Sterling (Buy)	Bank of America NA	103	109	02/11/2016	(6)
British Pound Sterling (Buy)	Credit Suisse International	146	155	02/11/2016	(9)
British Pound Sterling (Sell)	Bank of America NA	1,141	1,200	02/11/2016	59
British Pound Sterling (Sell)	Bank of America NA	3,085	3,086	03/02/2016	1
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	3,085	3,207	02/02/2016	122
Canadian Dollar (Buy)	Deutsche Bank AG	103	108	02/11/2016	(5)
Canadian Dollar (Sell)	Bank of America NA	102	108	02/11/2016	6
Chinese Yuan (Sell)	Bank of America NA	3	3	01/06/2017	—
Chinese Yuan (Sell)	Deutsche Bank AG	203	201	01/06/2017	(2)
Chinese Yuan (Sell)	JP Morgan Chase Bank	341	355	10/24/2016	14
Chinese Yuan (Sell)	JP Morgan Chase Bank	236	237	01/06/2017	1
Colombian Peso (Buy)	BNP Paribas SA	59	60	02/12/2016	(1)
Colombian Peso (Buy)	JP Morgan Chase Bank	42	42	02/12/2016	—
Colombian Peso (Sell)	HSBC BANK USA	148	166	02/12/2016	18
Euro Currency (Buy)	Bank of America NA	249	253	02/11/2016	(4)
Euro Currency (Buy)	Citibank NA	19	19	02/11/2016	—
Euro Currency (Buy)	JP Morgan Chase Bank NA	118	119	02/11/2016	(1)
Euro Currency (Buy)	JP Morgan Chase Bank NA	952	956	03/02/2016	(4)
Euro Currency (Buy)	UBS AG	7,730	7,731	02/02/2016	(1)
Euro Currency (Sell)	JP Morgan Chase Bank NA	432	429	02/02/2016	(3)
Euro Currency (Sell)	JP Morgan Chase Bank NA	29	29	02/02/2016	—
Euro Currency (Sell)	UBS AG	7,268	7,332	02/02/2016	64
Euro Currency (Sell)	UBS AG	7,287	7,287	03/02/2016	—
Hungarian Forint (Sell)	Goldman Sachs Bank USA	3	3	05/12/2016	—
Indian Rupee (Buy)	Bank of America NA	1,481	1,503	05/24/2016	(22)
6

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	$1,740	$1,782	02/02/2016	$ (42)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	1,003	987	02/12/2016	16
Japanese Yen (Sell)	Bank of America NA	636	650	02/02/2016	14
Japanese Yen (Sell)	JP Morgan Chase Bank NA	1,105	1,106	02/02/2016	1
Japanese Yen (Sell)	JP Morgan Chase Bank NA	1,741	1,783	03/02/2016	42
Mexican Peso (Sell)	Credit Suisse International	92	93	03/14/2016	1
Mexican Peso (Sell)	Goldman Sachs Bank USA	961	1,020	03/14/2016	59
New Zealand Dollar (Sell)	HSBC BANK USA	87	88	02/11/2016	1
New Zealand Dollar (Sell)	JP Morgan Chase Bank NA	704	709	02/11/2016	5
Singapore Dollar (Buy)	JP Morgan Chase Bank NA	175	175	02/26/2016	—
Singapore Dollar (Sell)	Credit Suisse International	185	184	02/26/2016	(1)
Singapore Dollar (Sell)	HSBC Bank USA	20	20	02/26/2016	—
Singapore Dollar (Sell)	HSBC Bank USA	537	543	02/26/2016	6
South African Rand (Buy)	JP Morgan Chase Bank NA	71	77	05/12/2016	(6)
South African Rand (Sell)	Société Générale	72	81	05/12/2016	9
South Korean Won (Buy)	Credit Suisse International	232	233	05/24/2016	(1)
South Korean Won (Buy)	JP Morgan Chase Bank	321	323	05/24/2016	(2)
South Korean Won (Sell)	JP Morgan Chase Bank	1,115	1,123	05/24/2016	8
Taiwan Dollar (Buy)	HSBC Bank USA	79	79	05/24/2016	—
Taiwan Dollar (Buy)	JP Morgan Chase Bank	73	73	05/24/2016	—
Taiwan Dollar (Sell)	Barclays Capital	90	90	02/26/2016	—
Taiwan Dollar (Sell)	HSBC Bank USA	114	114	02/26/2016	—
Taiwan Dollar (Sell)	JP Morgan Chase Bank	516	530	02/26/2016	14
Total Forward Currency Contracts					$1,167

SWAP AGREEMENTS OPEN AT JANUARY 31, 2016
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500%	03/16/2018	£ 1,900	$ (16)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	2.000	03/16/2026	1,390	(91)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	2.250	03/16/2046	1,620	(251)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.150	04/02/2020	MEX$ 41,500	32
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	0.680	09/14/2016	$ 1,200	(1)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	800	(9)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	4,500	189
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.230	09/16/2025	1,100	(51)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.350	10/02/2025	2,000	(114)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	10/28/2025	7,500	(117)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	9,000	(754)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	2,600	(81)
Interest Rate Swaps						$(1,264)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.550%	10/15/2017	€ 100	$ —
Credit Suisse International	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.620	09/15/2018	100	—
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.580	10/15/2017	100	—
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.610	09/15/2018	200	(1)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.650	10/15/2018	200	(1)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.650	09/15/2018	100	(1)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.650	10/15/2018	300	(1)
JP Morgan Chase Bank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.580	10/15/2017	300	(2)
Société Générale Paris	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.680	10/15/2018	100	(1)
7

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.530%	10/15/2017	€ 400	$ (2)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.610	09/15/2018	200	(1)
Bank of America NA	UK Retail Prices Index All Items NSA	Pay	3.430	06/15/2030	£ 600	61
Bank of America NA	UK Retail Prices Index All Items NSA	Pay	3.350	08/15/2030	600	51
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	400	36
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.300	12/15/2030	200	8
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044	100	21
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030	710	36
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.330	08/15/2030	2,000	141
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.320	05/15/2030	300	24
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	08/26/2025	$ 300	(3)
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	2.090	10/11/2017	2,800	(126)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	5,600	(360)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.490	11/19/2016	1,500	(31)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.000	11/20/2016	2,300	(47)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.470	11/21/2016	400	(8)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.830	11/29/2016	800	(24)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.850	11/29/2016	3,400	(103)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018	900	(50)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.730	03/04/2019	175	(3)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	04/15/2016	1,900	(46)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.420	02/12/2017	1,400	(82)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.210	10/11/2018	1,700	(98)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016	6,500	(211)
Interest Rate Swaps						$(824)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
TOTAL RETURN SWAPS ON INDICES
Counterparty	Floating/ Fixed Rate	Pay/ Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank NA	0.300%	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	$ 248	1	$ —
Citibank NA	0.120%	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	10	720	(37)
JP Morgan Chase Bank NA	0.350%	Pay	JP Morgan FNJ Commodity Index	02/16/2016	3,407	32	(104)
Goldman Sachs Bank USA	-0.500%	Pay	S&P GSC Industrial Metals Excess Return Index	02/16/2016	1	75	—
Citibank NA	0.170%	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	735	3	31
Bank of America NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	564	4	29
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	3,118	19	159
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	10,000	136	435
Credit Suisse International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	3,048	21	155
Goldman Sachs Bank USA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	9,654	54	438
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	5,212	23	306
Morgan Stanley Capital Services LLC	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	39,709	245	2,017
Société Générale Paris	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	02/16/2016	3,505	24	178
Total Return Swaps on Indices							$3,607
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
TOTAL RETURN SWAPS ON COMMODITIES
Counterparty	Reference Entity	Pay/ Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	$6.900	03/31/2016	400	$—
BNP Paribas SA	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.400	12/31/2016	3,300	(1)
BNP Paribas SA	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.850	12/31/2017	1,200	(1)
Goldman Sachs International	Jet Fuel, Naphta and Fuel Oil vs. Brent Crude Oil	Receive	1.940	03/31/2016	2,000	—
8

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
TOTAL RETURN SWAPS ON COMMODITIES—Continued
Counterparty	Reference Entity	Pay/ Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Jet Fuel, Naphta and Fuel Oil vs. Brent Crude Oil	Receive	$ 2.040	03/31/2016	2,000	$ —
Goldman Sachs International	Calendar swap on Iron Ore	Receive	35.800	09/30/2016	1,500	—
JP Morgan Chase Bank NA	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.850	03/31/2016	400	—
JP Morgan Chase Bank NA	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	7.690	09/30/2016	30,000	(33)
JP Morgan Chase Bank NA	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.500	12/31/2016	1,100	(1)
Morgan Stanley Capital Services LLC	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.830	03/31/2016	200	—
Morgan Stanley Capital Services LLC	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.780	12/31/2017	1,200	(1)
Morgan Stanley Capital Services LLC	Naphta, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.800	12/31/2017	1,200	(1)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	1,102.000	07/11/2016	100	(1)
Goldman Sachs International	London Platinum & Palladium Market Platinum PM Fix Price/USD	Receive	860.470	07/11/2016	100	1
Total Return Swaps on Commodities						$(38)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
VARIANCE SWAPS ON INDICES
Counterparty	Reference Assets	Pay/ Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	$ 0.080	03/24/2020	$ 179	$ 2
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.080	04/22/2020	531	7
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	04/27/2020	341	6
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	04/28/2020	169	3
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.070	07/29/2020	377	6
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.110	04/29/2020	152	6
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.110	05/07/2020	150	6
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	07/24/2020	167	3
Morgan Stanley Capital Services LLC	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	04/21/2016	400	(11)
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.050	04/21/2016	520	16
Morgan Stanley Capital Services LLC	S&P GSCI Official Close Index	Pay	0.070	03/16/2016	200	1
Morgan Stanley Capital Services LLC	S&P GSCI Industrial Metals Excess Return Index	Pay	0.060	03/16/2016	200	—
Variance Swaps on Indices						$ 45
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Volkswagen International Finance 5.380% due 05/22/2018	Sell	1.000%	12/20/2016	1.479%	$(1)	$ (2)	€ 170	$ 1
Goldman Sachs International	JSC GAZPROM	Sell	1.000	03/20/2016	2.232	—	(15)	$ 200	15
JP Morgan Chase Bank NA	JSC GAZPROM	Sell	1.000	03/20/2016	2.232	—	(15)	200	15
Goldman Sachs International	Sberbank	Sell	1.000	03/20/2016	4.447	—	(5)	100	5
Credit Default Swaps									$ 36
Total Swaps									$1,562

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2016
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 544	U.S. Treasury Inflation Indexed Bonds[8]	$575	$(575)

9

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 8,183	$—	$ 8,183
Collateralized Mortgage Obligations	—	6,395	—	6,395
Corporate Bonds & Notes	—	10,274	—	10,274
Foreign Government Obligations	—	12,941	—	12,941
Mortgage Pass-Through	—	393	—	393
Purchased Options	8	89	—	97
U.S. Government Obligations	—	75,893	—	75,893
Short-Term Investments
Repurchase Agreements	—	8,711	—	8,711
U.S. Government Obligations	—	557	—	557
Total Investments in Securities	$ 8	$123,436	$—	$123,444
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 1,358	$—	$ 1,358
Futures Contracts	869	—	—	869
Swap Agreements	—	4,440	—	4,440
Total Financial Derivative Instruments - Assets	$ 869	$ 5,798	$—	$ 6,667
Liability Category
Fixed Income Investments Sold Short	$ —	$ (575)	$—	$ (575)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (191)	$—	$ (191)
Futures Contracts	(684)	—	—	(684)
Swap Agreements	—	(2,878)	—	(2,878)
Written Options	(18)	(193)	—	(211)
Total Financial Derivative Instruments - Liabilities	$(702)	$ (3,262)	$—	$ (3,964)
Total Investments	$ 175	$125,397	$—	$125,572
There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$4,280	$ (721)
Credit Contracts	36	(1)
Foreign Exchange Contracts	1,358	(202)
Interest Rate Contracts	1,090	(3,040)
Total	$6,764	$ 3,964
10

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

1	Step coupon security, the stated rate represents the rate in effect at January 31, 2016.
2	Floating rate security, the stated rate represents the rate in effect at January 31, 2016.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $3,266 or 4% of net assets.
4	Variable rate security, the stated rate represents the rate in effect at January 31, 2016.
5	CLO after the name of a security stands for Collateralized Loan Obligation.
6	MTN after the name of a security stands for Medium Term Note.
7	Perpetuity bond, the maturity date represents the next callable date.
8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
9	Zero coupon bond.
10	At January 31, 2016, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $6,608 or 8% of net assets.
11	Purchased option that requires periodic settlement of variation margin.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
j	Amount represents Index Value.
k	Strike price to be determined at future date.
v	Amount represents the initial strike value of variance of the price of the underlying commodity or index.
R$	Brazilian Real
£	British Pound
COL$	Colombian Peso
€	Euro
MEX$	Mexican Peso
NZD$	New Zealand Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
11

Harbor Unconstrained Bond Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, Notional, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -29.4%)
ASSET-BACKED SECURITIES—29.3%
Principal Amount		Value
	ACE Securities Corp. Home Equity Loan Trust
	Series 2006-OP2 Cl. A1
$40	0.582%—08/25/2036[1]	$ 34
	Argent Securities Inc.
	Series 2006-M2 Cl. A2B
283	0.537%—09/25/2036[1]	106
	Asset Backed Securities Corp.
	Series 2005-HE6 Cl. M5
500	1.107%—07/25/2035[1]	403
	Bear Stearns Asset Backed Securities Trust
	Series 2007-SD2 Cl. 2A1
820	0.827%—09/25/2046[1]	700
	Belle Haven ABS CLO Ltd.[2]
	Series 2004-1A Cl. A1ST
37	0.979%—11/03/2044[1,3]	19
	Series 2004-1A Cl. A1SB
76	1.019%—11/03/2044[1,3]	38
		57
	Countrywide Asset-Backed Certificates
	Series 2007-2 Cl. 2A3
367	0.567%—08/25/2037[1]	332
	Series 2007-BC3 Cl. 1A
419	0.607%—11/25/2047[1]	337
	Series 2007-11 Cl. 2A3
347	0.617%—06/25/2047[1]	320
	Series 2006-1 Cl. AF5
100	5.884%—07/25/2036[4]	81
		1,070
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB3 Cl. A3
170	5.731%—03/25/2037[4]	85
	Series 2007-CB3 Cl. A4
170	5.971%—03/25/2037[4]	84
		169
	First Franklin Mortgage Loan Trust
	Series 2004-FF8 Cl. M3
591	1.852%—10/25/2034[1]	493
	Fremont Home Loan Trust
	Series 2005-FHLT Cl. D M1
500	0.837%—11/25/2035[1]	364
	Goldentree Loan Opportunities VII Ltd.
	Series 2013-7A Cl. A
300	1.769%—04/25/2025[1,3]	295
	Huntington CLO Ltd.[2]
	Series 2005-1A Cl. A1A
41	0.604%—11/05/2040[1,3]	39
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Indymac Residential Asset Backed Trust
	Series 2007-B Cl. 2A2
$50	0.587%—07/25/2037[1]	$ 31
	JP Morgan Mortgage Acquisition Trust
	Series 2006-CW1 Cl. A5
200	0.667%—05/25/2036[1]	180
	Master Specialized Loan Trust
	Series 2007-1 Cl. A
408	0.797%—01/25/2037[1,3]	218
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2007-HE2 Cl. A2B
635	0.517%—01/25/2037[1]	342
	Series 2007-NC1 Cl. A2C
80	0.567%—11/25/2036[1]	48
	Series 2006-NC5 Cl. A4
92	0.577%—10/25/2036[1]	55
		445
	Morgan Stanley Capital I Inc. Trust
	Series 2006-HE1 Cl. A4
95	0.717%—01/25/2036[1]	85
	Morgan Stanley Home Equity Loan Trust
	Series 2007-1 Cl. A3
249	0.567%—12/25/2036[1]	138
	Newcastle CLO V Ltd.[2]
	Series 2004-5A Cl. 1
2	0.934%—12/24/2039[1,3]	2
	OHA Credit Partners VIII Ltd.
	Series 2013-8A Cl. A
300	1.744%—04/20/2025[1,3]	294
	Ownit Mortgage Loan Asset Backed Certificates
	Series 2006-4 Cl. A2C
65	0.577%—05/25/2037[1]	43
	RASC Trust
	Series 2003-KS4 Cl. AIIB
545	1.007%—06/25/2033[1]	462
	Securitized Asset Backed Receivables LLC Trust
	Series 2004-OP1 Cl. M1
49	1.192%—02/25/2034[1]	46
	Sierra Madre Funding Ltd.
	Series 2004-1A Cl. A1A
121	0.802%—09/07/2039[1,3]	96
	Series 2004-1A Cl. ALTB
283	0.822%—09/07/2039[1,3]	225
		321
	SLM Student Loan Trust
	Series 2010-A Cl. 2A
93	3.676%—05/16/2044[1,3]	96
	Stone Tower Capital LLC
	Series 2007-6A Cl. A1
30	0.850%—04/17/2021[1,3]	29
	Structured Asset Investment Loan Trust
	Series 2005-8 Cl. A4
31	0.787%—10/25/2035[1]	31
	Tralee CLO III Ltd.[2]
	Series 2014-3A Cl. A2
300	1.974%—07/20/2026[1,3]	295
	Triaxx Prime CLO[2]
	Series 2007-1A Cl. A1D
63	0.685%—10/02/2039[1,3]	49
TOTAL ASSET-BACKED SECURITIES
(Cost $5,734)		6,495

12

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—0.4%
Principal Amount		Value
(Cost $100)
	Charter Com Operating LLC
	Term Loan 1
$100	3.500%—01/24/2023[5]	$ 100

COLLATERALIZED MORTGAGE OBLIGATIONS—10.3%
	American Home Mortgage Assets Trust
	Series 2006-2 Cl. 1A1
	$1.245%—09/25/2046[1]	—
	Banc of America Alternative Loan Trust
	Series 2003-2 Cl. CB1
16	5.750%—04/25/2033	17
	Banc of America Funding Trust
	Series 2007-D Cl. 1A4
49	0.656%—06/20/2047[1]	47
	Series 2004-A Cl. 4A1
11	2.748%—06/20/2032[1]	11
		58
	BCAP LLC Trust
	Series 2011 Cl. RR5
54	5.250%—06/26/2036[3]	47
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A2
26	2.480%—08/25/2035[1]	26
	Series 2005-1 Cl. 4A1
10	2.805%—03/25/2035[1]	9
	Series 2004-10 Cl. 15A1
5	2.857%—01/25/2035[1]	5
		40
	Bear Stearns Alt-A Trust
	Series 2006-4 Cl. 12A1
630	0.767%—08/25/2036[1]	508
	Berica ABS Srl
	Series 2011-1 Cl. A1
€79	0.168%—12/31/2055[1]	85
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-3 Cl. 1A1
$46	0.019%—08/25/2035[5]	43
	First Horizon Mortgage Pass Through Trust
	Series 2005-AR4 Cl. 2A1
28	2.660%—10/25/2035[1]	25
	Impac CMB Trust
	Series 2004-4 Cl. 1A1
18	1.067%—09/25/2034[1]	18
	IndyMac IMSC Mortgage Loan Trust
	Series 2004-AR6 Cl. 5A1
8	2.686%—10/25/2034[1]	8
	JP Morgan Alternative Loan Trust
	Series 2006-A3 Cl. 1A3
2	0.577%—07/25/2036[1]	2
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2006-LDP8 Cl. 1A1
17	5.397%—05/15/2045	18
	JP Morgan Mortgage Trust
	Series 2006-A2 Cl. 1A1
230	2.890%—04/25/2036[5]	210
	Series 2006-S2 Cl. 2A2
7	5.875%—06/25/2021	7
		217
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	MASTR Adjustable Rate Mortgages Trust
	Series 2004-4 Cl. 3A1
$9	2.332%—05/25/2034[1]	$ 8
	Merrill Lynch Mortgage Investors Trust
	Series 2003-H Cl. A3A
67	2.038%—01/25/2029[1]	66
	Morgan Stanley Capital I Trust
	Series 2007-IQ14 Cl. A1A
113	5.665%—04/15/2049[5]	117
	Structured Asset Mortgage Investments Inc.
	Series 2006-AR7 Cl. A10
137	0.627%—08/25/2036[1]	119
	Structured Asset Securities Corp.
	Series 2005-16 Cl. 1A2
39	5.500%—09/25/2035	40
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27 Cl. 1A1
56	5.749%—07/15/2045[5]	56
	Series 2007-C32 Cl. A1A
278	5.899%—06/15/2049[5]	288
	Series 2007-C33 Cl. 1A1
45	6.149%—02/15/2051[5]	47
		391
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
10	0.657%—04/25/2045[1]	10
	Series 2005-AR9 Cl. A1A
42	0.747%—07/25/2045[1]	39
	Series 2007-OA1 Cl. 2A
316	1.005%—12/25/2046[1]	214
	Series 2007-HY3 Cl. 2A1
89	2.156%—03/25/2037[1]	78
	Series 2007-HY4 Cl. 3A1
135	4.304%—04/25/2037[5]	124
		465
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,215)		2,292

CORPORATE BONDS & NOTES—34.8%
	Abbey National Treasury Services plc
100	4.000%—04/27/2016	101
	AbbVie Inc.
100	2.500%—05/14/2020	99
	Actavis Funding SCS
100	1.757%—03/12/2020[5]	100
	AES Corp.
100	3.414%—06/01/2019[5]	93
	Ally Financial Inc.
200	3.500%—07/18/2016	201
400	5.500%—02/15/2017	406
		607
	Anglo American Capital plc
400	1.572%—04/15/2016[3,5]	397
	AT&T Inc.
100	3.400%—05/15/2025	96
100	4.750%—05/15/2046	89
		185
	Bank of America Corp.
100	0.692%—08/15/2016[5]	100

13

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
$200	2.000%—01/11/2018	$ 199
300	5.750%—12/01/2017	319
100	6.500%—08/01/2016	103
		721
	Bank of America Corp. MTN[6]
100	1.406%—03/22/2016[5]	100
100	6.400%—08/28/2017	107
		207
	BPCE SA
200	5.150%—07/21/2024[3]	201
	CIT Group Inc.
200	4.250%—08/15/2017	202
	Citigroup Inc.
100	1.579%—07/25/2016[5]	100
	Cox Communications Inc.
100	5.875%—12/01/2016[3]	103
	Credit Agricole SA
€100	6.500%—06/23/2021[5,7]	107
	Ford Motor Credit Co. LLC
$300	4.207%—04/15/2016	302
	Ford Motor Credit Co. LLC MTN[6]
400	1.400%—01/17/2017[1]	398
	Goldman Sachs Group Inc.
100	3.500%—01/23/2025	99
	Imperial Tobacco Finance plc
400	2.050%—02/11/2018[3]	400
	International Lease Finance Corp.
100	8.750%—03/15/2017	105
	JP Morgan Chase & Co.
100	1.519%—01/25/2018[5]	100
400	3.450%—03/01/2016	401
		501
	JP Morgan Chase & Co. MTN[6]
100	1.027%—02/26/2016[1]	100
	KBC Bank NV
200	8.000%—01/25/2023[5]	217
	Kroger Co.
100	2.200%—01/15/2017	101
	Metropolitan Life Global Funding I
400	0.723%—06/23/2016[3,5]	400
	MGM Resorts International
100	6.875%—04/01/2016	101
	Morgan Stanley
100	1.750%—02/25/2016	100
	Mylan Inc.
100	1.800%—06/24/2016	100
	NBCUniversal Enterprise Inc.
200	1.159%—04/15/2016[3,5]	200
	Petrobras Global Finance BV
100	2.886%—03/17/2017[5]	93
100	5.375%—01/27/2021	76
100	5.750%—01/20/2020	78
		247
	Pricoa Global Funding I MTN[6]
300	0.512%—05/16/2016[3,5]	300
	Sinopec Group Overseas Development 2014 Ltd.
200	1.397%—04/10/2017[3,5]	200
	SLM Corp. MTN[6]
100	8.450%—06/15/2018	104
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		Verizon Communications Inc.
	$200	2.042%—09/15/2016[5]	$ 201
	100	5.150%—09/15/2023	111
			312
		Volkswagen Group of America Finance LLC
	200	0.598%—05/23/2016[3,5]	199
TOTAL CORPORATE BONDS & NOTES
(Cost $7,792)			7,709

FOREIGN GOVERNMENT OBLIGATIONS—3.9%
		Brazil Notas Do Tesouro Nacional Série F
R$	2,400	10.000%—01/01/2021-01/01/2025	451
		Hellenic Railways Organization SA
	€100	4.028%—03/17/2017	98
		Hellenic Republic Government Bond
	100	3.375%—07/17/2017[3]	95
		Slovenia Government International Bond
	$200	5.250%—02/18/2024	223
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,095)			867

MORTGAGE PASS-THROUGH—14.4%
		Federal Home Loan Mortgage Corp.
	96	1.708%—10/25/2021[5]	7
		Federal Home Loan Mortgage Corp. REMIC[8]
	31	10.997%—04/15/2044[1]	32
	22	12.236%—02/15/2044[1]	23
			55
		Federal National Mortgage Association
	6	2.428%—07/01/2032[1]	7
	73	2.791%—11/01/2042[1]	76
	9	4.500%—02/01/2026	9
			92
		Federal National Mortgage Association REMIC[8]
	20	0.547%—03/25/2034[1]	20
		Federal National Mortgage Association TBA[9]
	1,900	3.000%—02/12/2043	1,939
	1,000	4.500%—02/12/2043	1,084
			3,023
TOTAL MORTGAGE PASS-THROUGH
(Cost $3,175)			3,197

MUNICIPAL BONDS—3.1%
		Buckeye Tobacco Settlement Financing Authority
	100	5.875%—06/01/2047	89
	100	6.000%—06/01/2042	89
			178
		California State
	100	7.600%—11/01/2040	150
		City of Chicago, IL
	100	7.750%—01/01/2042	102

14

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

MUNICIPAL BONDS—Continued
Principal Amount		Value
	New York City, NY
$200	5.887%—12/01/2024	$ 247
TOTAL MUNICIPAL BONDS
(Cost $540)		677

PREFERRED STOCKS—0.0%
(Cost $10)
Shares
CONSUMER FINANCE—0.0%
375	Ally Financial Inc.	9

PURCHASED OPTIONS—0.3%
No. of Contracts/ Notional
	Currency Option U.S. Dollar vs. Chinese Yuan
100	$6.43—08/17/2016	—
125	$6.40—02/02/2016	4
300	$6.44—08/16/2016-08/17/2016	2
125	$6.50—02/02/2016	2
125	$7.40—02/02/2016	—
125	$7.50—02/02/2016	—
		8
	Federal National Mortgage Association Future 30 year
1,000	$80.00—02/04/2016	—
2,000	$120.00—02/04/2016	—
		—
	Interest Rate Swap Option 3 year 1 year
12,300	2.900%—02/04/2016-02/18/2016	—
	Interest Rate Swap Option 5 year
2,600	1.500%—09/06/2016	33
	Interest Rate Swap Option 30 year
200	3.350%—09/12/2016	1
1,200	3.750%—10/27/2017-11/27/2017	15
		16
	U.S. Treasury Notes Future 5 year
11	$109.00—02/19/2016	—
15	$116.00—02/19/2016	—
		—
	U.S. Treasury Notes Future 10 year
3	$108.00—02/19/2016	—
3	$120.00—02/19/2016	—
		—
TOTAL PURCHASED OPTIONS
(Premiums Paid/Cost $125)		57

U.S. GOVERNMENT OBLIGATIONS—32.9%
Principal Amount		Value
	U.S. Treasury Bonds
$150	3.000%—11/15/2044-05/15/2045	$ 158
300	3.125%—08/15/2044	323
		481
	U.S. Treasury Inflation Indexed Bonds[10]
300	0.125%—07/15/2024	291
401	0.250%—01/15/2025	391
1,076	2.000%—01/15/2026[11]	1,223
126	2.375%—01/15/2025	146
		2,051
	U.S. Treasury Notes
700	1.875%—11/30/2021	715
500	1.875%—10/31/2022[11]	507
2,600	2.000%—05/31/2021-08/15/2025[11]	2,657
800	2.125%—09/30/2021[11]	828
50	2.125%—05/15/2025	51
		4,758
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $7,184)		7,290

SHORT-TERM INVESTMENTS—3.9%
CERTIFICATES OF DEPOSIT—1.1%
	Sumitomo Mitsui Banking Corp.
250	0.938%—04/29/2016[5]	250
REPURCHASE AGREEMENTS—2.8%
300	Repurchase Agreement with Citigroup dated January 29, 2016 due February 01, 2016 at 0.550% collateralized by U.S. Treasury Notes (value $304)	300
322	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $331)	322
		622
TOTAL SHORT-TERM INVESTMENTS
(Cost $872)		872
TOTAL INVESTMENTS—133.3%
(Cost $28,842)		29,565
CASH AND OTHER ASSETS, LESS LIABILITIES—(33.3)%		(7,386)
TOTAL NET ASSETS—100.0%		$22,179

15

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2016
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BTP Futures (Buy)	3	€ 300	03/08/2016	$ 10
Eurodollar Futures-CME 90 day (Sell)	8	$ 2,000	06/13/2016	(7)
Eurodollar Futures-CME 90 day (Sell)	5	1,250	09/19/2016	(7)
Eurodollar Futures-CME 90 day (Sell)	41	10,250	12/19/2016	(68)
Eurodollar Futures-CME 90 day (Sell)	5	1,250	03/13/2017	(9)
U.S. Treasury Note Futures 5 year (Buy)	15	1,500	03/31/2016	28
U.S. Treasury Note Futures 10 year (Buy)	3	300	03/21/2016	12
Total Futures Contracts				$(41)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2016
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price/ Spread	Expiration Date	Premiums Received (000s)	Value (000s)
Euro-Bund Futures (Call)	CME Group	1	€ 163.00	05/26/2016	$—	$(1)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price/ Spread	Expiration Date	Premiums Received (000s)	Value (000s)
Credit Default Option 5 year (Put)	Bank of America NA	300,000	1.000%	04/20/2016	$ 1	$ —
Credit Default Option 5 year (Put)	Barclays Bank plc	100,000	1.000	02/17/2016	—	—
Credit Default Option 5 year (Put)	Barclays Bank plc	100,000	1.000	04/20/2016	—	—
Credit Default Option 5 year (Put)	BNP Paribas SA	100,000	1.000	03/16/2016	—	—
Credit Default Option 5 year (Put)	JP Morgan Chase Bank NA	500,000	1.000	02/17/2016	1	—
Interest Rate Swap Option 2 year 1 year (Put)	Bank of America NA	100,000	2.500	02/04/2016	—	—
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	6,100,000	2.500	02/04/2016	13	—
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	6,100,000	2.500	02/18/2016	13	—
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.460	11/27/2017	15	(2)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.530	11/27/2017	17	(2)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.550	11/27/2017	14	(2)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	800,000	3.530	02/29/2016	10	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	2,600,000	3.550	10/27/2017	45	(5)
Interest Rate Swap Option 30 year (Call)	JP Morgan Chase Bank NA	200,000	2.250	09/12/2016	6	(9)
Interest Rate Swap Option 30 year (Call)	Morgan Stanley Capital Services LLC	600,000	2.270	09/06/2016	19	(29)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Bank of America NA	34,000	$ 3.96	03/10/2016	1	(1)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	97,000	3.96	03/10/2016	3	(4)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	Barclays Bank plc	18,000	7.00	02/02/2016	—	—
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	BNP Paribas SA	100,000	6.98	08/17/2016	1	(2)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	Credit Suisse International	24,400	6.90	02/02/2016	—	—
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	HSBC Bank USA NA	200,000	6.97	08/16/2016	2	(4)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	HSBC Bank USA NA	100,000	6.98	08/17/2016	1	(2)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	JP Morgan Chase Bank NA	225,600	6.90	02/02/2016	2	—
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	UBS AG Stamford	232,000	7.00	02/02/2016	2	—
Currency Option Euro vs. U.S. Dollar (Call)	JP Morgan Chase Bank NA	200,000	€ 1.13	03/04/2016	2	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Bank of America NA	10,000	$ 4.25	03/17/2016	—	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	130,000	4.25	03/17/2016	3	(2)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	160,000	4.25	03/17/2016	4	(2)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	Deutsche Bank AG	300,000	7.00	04/19/2016	2	(2)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	HSBC Bank USA NA	300,000	7.00	04/19/2016	2	(2)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	UBS AG Stamford	600,000	7.00	04/08/2016	5	(3)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Deutsche Bank AG	300,000	79.00	04/08/2016	5	(11)
Total Written Options Not Settled Through Variation Margin					$189	$(84)
Total Written Options					$189	$(85)

16

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2016
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Bank of America NA	$ 288	$ 286	02/11/2016	$ 2
Australian Dollar (Sell)	Bank of America NA	285	286	02/11/2016	1
Brazilian Real (Buy)	Bank of America NA	118	117	02/02/2016	1
Brazilian Real (Buy)	Deutsche Bank AG	379	383	02/02/2016	(4)
Brazilian Real (Buy)	JP Morgan Chase Bank	290	287	02/02/2016	3
Brazilian Real (Buy)	JP Morgan Chase Bank	281	270	03/02/2016	11
Brazilian Real (Sell)	Bank of America NA	118	117	02/02/2016	(1)
Brazilian Real (Sell)	Bank of America NA	148	174	05/03/2016	26
Brazilian Real (Sell)	Deutsche Bank AG	379	375	02/02/2016	(4)
Brazilian Real (Sell)	JP Morgan Chase Bank	290	278	02/02/2016	(12)
Brazilian Real (Sell)	JP Morgan Chase Bank	203	237	05/03/2016	34
Brazilian Real (Sell)	UBS AG	226	360	01/04/2017	134
Brazilian Real (Sell)	UBS AG	214	352	07/05/2017	138
British Pound Sterling (Buy)	JP Morgan Chase Bank NA	26	27	02/11/2016	(1)
British Pound Sterling (Sell)	Bank of America NA	41	44	02/11/2016	3
Canadian Dollar (Sell)	Bank of America NA	50	53	02/11/2016	3
Chinese Yuan (Sell)	Bank of America NA	85	85	08/18/2016	—
Chinese Yuan (Sell)	BNP Paribas SA	98	100	08/19/2016	2
Chinese Yuan (Sell)	HSBC Bank USA	69	71	08/18/2016	2
Chinese Yuan (Sell)	HSBC Bank USA	98	100	08/19/2016	2
Chinese Yuan (Sell)	JP Morgan Chase Bank	1,219	1,268	10/24/2016	49
Chinese Yuan (Sell)	UBS AG	126	129	08/19/2016	3
Chinese Yuan (Sell)	UBS AG	84	84	01/06/2017	—
Euro Currency (Buy)	Bank of America NA	260	260	02/02/2016	—
Euro Currency (Buy)	Bank of America NA	25	31	06/13/2016	(6)
Euro Currency (Buy)	Bank of America NA	602	600	06/13/2016	2
Euro Currency (Buy)	Bank of America NA	155	154	06/27/2016	1
Euro Currency (Buy)	Deutsche Bank AG	110	137	06/13/2016	(27)
Euro Currency (Buy)	Deutsche Bank AG	121	119	06/13/2016	2
Euro Currency (Buy)	Goldman Sachs Bank USA	142	143	02/02/2016	(1)
Euro Currency (Buy)	JP Morgan Chase Bank NA	14	14	02/02/2016	—
Euro Currency (Buy)	UBS AG	352	352	02/02/2016	—
Euro Currency (Buy)	UBS AG	11	11	03/02/2016	—
Euro Currency (Sell)	Bank of America Corp.	627	788	06/13/2016	161
Euro Currency (Sell)	Bank of America Corp.	155	196	06/27/2016	41
Euro Currency (Sell)	Barclays Bank plc	171	216	06/27/2016	45
Euro Currency (Sell)	Deutsche Bank AG	230	290	06/13/2016	60
Euro Currency (Sell)	JP Morgan Chase Bank NA	252	254	02/02/2016	2
Euro Currency (Sell)	UBS AG	515	520	02/02/2016	5
Euro Currency (Sell)	UBS AG	352	352	03/02/2016	—
Indian Rupee (Buy)	Credit Suisse International	9	9	02/26/2016	—
Japanese Yen (Buy)	JP Morgan Chase Bank NA	986	970	02/12/2016	16
Japanese Yen (Sell)	Bank of America NA	796	787	02/12/2016	(9)
Japanese Yen (Sell)	Deutsche Bank AG	191	324	10/11/2016	133
Mexican Peso (Buy)	Bank of America NA	52	52	03/14/2016	—
Mexican Peso (Buy)	JP Morgan Chase Bank NA	56	55	03/14/2016	1
Mexican Peso (Sell)	Goldman Sachs Bank USA	33	35	03/14/2016	2
Taiwan Dollar (Sell)	JP Morgan Chase Bank	210	216	02/26/2016	6
Total Forward Currency Contracts					$826

SWAP AGREEMENTS OPEN AT JANUARY 31, 2016
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.000%	03/16/2026	€ 100	$ 2
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	2.000	03/18/2022	£ 300	(17)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	2.250	03/16/2046	100	(7)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.780	09/29/2022	MEX$ 4,700	5
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.780	10/06/2022	2,200	2
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.150	06/07/2024	3,400	6
17

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.410%	08/02/2024	MEX$ 4,900	$ —
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.350	09/28/2017	$ 2,800	(14)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/14/2017	4,900	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500	12/16/2017	1,200	(11)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/16/2018	3,500	(66)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	3,800	(156)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	4,800	87
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	2,400	(151)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.330	08/19/2025	200	(11)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	700	(59)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	2,300	(85)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	12/16/2045	1,400	(129)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.250	06/15/2018	5,000	(38)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	700	(20)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.150	12/03/2025	300	(7)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	12/03/2025	100	(5)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	06/15/2046	400	(8)
Interest Rate Swaps						$(685)
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 24	Buy	5.000%	12/20/2020	4.274%	$6	$10	$ 1,800	$ (4)
ICE Group	Dow Jones CDX North America Investment Grade Index Series 24	Buy	1.000	12/20/2020	0.787	1	21	3,000	(20)
Credit Default Swaps									$(24)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	12.360%	01/02/2018	R$ 700	$ (9)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	11.160	01/04/2021	900	(30)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021	300	(8)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021	100	(2)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	11.160	01/04/2021	2,000	(65)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021	700	(18)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	12.600	01/04/2021	1,500	(33)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.360	01/02/2018	1,100	(7)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021	400	(13)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.560	01/04/2021	400	(8)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.360	01/02/2018	3,000	1
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Receive	16.290	01/02/2018	900	(3)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021	1,200	(39)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021	100	(3)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021	100	(2)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.600	01/04/2021	500	(11)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.810	01/04/2021	200	(4)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	15.240	01/02/2017	1,000	2
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	12.180	01/02/2018	700	(9)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021	100	(3)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	12.810	01/04/2021	800	(17)
18

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	15.240%	01/02/2017	R$ 500	$ 1
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	12.180	01/02/2018	700	(9)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Receive	16.100	01/02/2018	3,100	(10)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021	100	(3)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021	800	(18)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	12.810	01/04/2021	200	(4)
JP Morgan Chase Bank NA	Brazil Cetip Interbank Deposit	Receive	16.310	01/02/2018	700	(3)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.180	01/02/2018	700	(9)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021	300	(10)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.060	01/04/2021	500	(14)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.810	01/04/2021	200	(4)
Bank of America NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.710	01/29/2020	€ 400	(2)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.700	01/30/2020	300	(2)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.740	01/26/2020	200	(1)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.660	01/30/2020	600	(3)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.990	03/30/2020	500	(9)
Deutsche Bank AG	UK Retail Prices Index All Items NSA	Pay	3.300	11/15/2030	£ 73	4
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030	90	4
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	10	1
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.300	11/15/2030	40	2
Interest Rate Swaps						$(370)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000%	06/20/2016	0.121%	$—	$ 1	$ 100	$ (1)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.158	1	2	100	(1)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	03/20/2019	0.379	1	2	100	(1)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	12/20/2023	0.989	(9)	(9)	400	—
Goldman Sachs International	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2018	0.329	1	3	100	(2)
JP Morgan Chase Bank NA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.158	1	2	100	(1)
Morgan Stanley Capital Services LLC	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.158	1	2	100	(1)
Goldman Sachs International	Citigroup Inc. 6.130% due 05/15/2018	Sell	1.000	03/20/2019	0.588	1	1	100	—
Goldman Sachs International	Dow Jones CDX North America High Yield Index Series 23	Sell	5.000	12/20/2019	1.724	34	41	300	(7)
Goldman Sachs International	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	12/20/2016	2.468	—	(1)	100	1
Barclays Bank plc	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2017	0.184	1	2	100	(1)
Deutsche Bank AG	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	06/20/2016	0.075	1	3	200	(2)
Deutsche Bank AG	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	06/20/2016	0.210	1	4	300	(3)
Goldman Sachs International	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	03/20/2019	0.622	1	(1)	100	2
Morgan Stanley Capital Services LLC	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	12/20/2019	0.703	6	4	500	2
Goldman Sachs International	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2020	1.065	—	1	100	(1)
19

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000%	12/20/2019	0.797%	$2	$ (5)	$ 500	$ 7
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2019	0.735	3	—	400	3
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	09/20/2019	0.768	1	1	200	—
HSBC Bank USA NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2017	0.394	3	4	400	(1)
HSBC Bank USA NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.698	1	(2)	100	3
Morgan Stanley Capital Services LLC	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	12/20/2019	0.797	1	—	100	1
JP Morgan Chase Bank NA	State of Qatar 9.750% due 06/15/2030	Sell	1.000	06/20/2019	0.567	—	2	100	(2)
Credit Default Swaps									$ (5)
Total Swaps									$(1,084)
Reverse Repurchase Agreeements
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Proceeds (000s)	Value (000s)
Bank of America	0.450 - 0.630%	10/7/2015 - 01/14/2016	04/07/2016 - 04/14/2016	$ 640	$ (641)
Bank of Montreal	0.450	12/09/2015	02/05/2016	1,615	(1,615)
Royal Bank of Scotland	0.500 - 0.560	01/08/2016 – 01/29/2016	02/01/2016 - 02/08/2016	1,964	(1,964)
Société Générale	0.540	01/22/2016	02/02/2016	403	(403)
				$ 4,622	$ (4,623)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2016
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 4,100	Federal National Mortgage Association TBA[9]	$4,374	$(4,410)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$ 6,495	$—	$ 6,495
Bank Loan Obligations	—	100	—	100
Collateralized Mortgage Obligations	—	2,292	—	2,292
Corporate Bonds & Notes	—	7,709	—	7,709
Foreign Government Obligations	—	867	—	867
Mortgage Pass-Through	—	3,197	—	3,197
Municipal Bonds	—	677	—	677
Preferred Stocks	9	—	—	9
Purchased Options	—	57	—	57
U.S. Government Obligations	—	7,290	—	7,290
Short-Term Investments
Certificates Of Deposit	—	250	—	250
Repurchase Agreements	—	622	—	622
Total Investments in Securities	$ 9	$29,556	$—	$29,565
Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$ 891	$—	$ 891
Futures Contracts	50	—	—	50
20

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Swap Agreements	$ —	$ 136	$—	$ 136
Total Financial Derivative Instruments - Assets	$ 50	$ 1,027	$—	$ 1,077
Liability Category
Reverse Repurchase Agreements	$ —	$ (4,623)	$—	(4,623)
Fixed Income Investments Sold Short	—	(4,410)	—	(4,410)
	$ —	$ (9,033)	$—	$ (9,033)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (65)	$—	$ (65)
Futures Contracts	(91)	—	—	(91)
Swap Agreements	—	(1,220)	—	(1,220)
Written Options	(1)	(84)	—	(85)
Total Financial Derivative Instruments - Liabilities	$(92)	$ (1,369)	$—	$ (1,461)
Total Investments	$(33)	$20,181	$—	$21,148
There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 19	$ (48)
Foreign Exchange Contracts	899	(100)
Interest Rate Contracts	216	(1,313)
Total	$1,134	$(1,461)
21

Harbor Unconstrained Bond Fund
Portfolio of Investments—Continued

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2016.
2	CLO after the name of a security stands for Collateralized Loan Obligation.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $4,237 or 19% of net assets.
4	Step coupon security, the stated rate represents the rate in effect at January 31, 2016.
5	Variable rate security, the stated rate represents the rate in effect at January 31, 2016.
6	MTN after the name of a security stands for Medium Term Note.
7	Perpetuity bond, the maturity date represents the next callable date.
8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2016. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
10	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
11	At January 31, 2016, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $4,737 or 21% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
R$	Brazilian Real
£	British Pound
€	Euro
MEX$	Mexican Peso
The accompanying notes are an integral part of the Portfolios of Investments.
22

Harbor Strategic Markets Funds
Notes to Portfolios of Investments— January 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by each Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
23

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
24

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor Unconstrained Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, each Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, each Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
25

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
U.S. Government Securities
During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
26

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Reverse Repurchase Agreements
A reverse repurchase agreement involves the sale of a portfolio security by a Fund, coupled with an agreement to repurchase the security at a specified time and price. Until the security is repurchased, the Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement. During the period, Harbor Unconstrained Bond Fund entered into reverse repurchase agreements. While a reverse repurchase agreement is outstanding, the Fund continues to receive principal and interest payments on the underlying security. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. Activity in reverse repurchase agreements by Harbor Unconstrained Bond Fund for the period ended January 31, 2016 was as follows:
Category of Aggregate Short-Term Borrowings	Balance at End of the Period (000s)	Current Interest Rate	Maximum Amount Outstanding During the Period (000s)	Average Daily Amount Outstanding During the Period (000s)	Average Interest Rate During the Period
Reverse repurchase agreements	$4,623	0.450-0.630%	$9,231	$705	0.390%
Average debt outstanding and average interest rate during the period is calculated based on calendar days.
Sale-Buybacks
A “sale-buyback” transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, each Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations.
27

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended January 31, 2016 was $46,589,000 at a weighted average interest rate of 0.490% for the Harbor Commodity Real Return Strategy Fund and $607,000 at a weighted average interest rate of 0.655% for the Harbor Unconstrained Bond Fund.
Short Sales
During the period, each Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, each Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, each Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities
28

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, each Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the year, each Fund used credit default swap agreements as a seller to gain
29

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2016 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund was $684,000 and $4,600,000, respectively.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.
Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.
When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, each Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, each Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
30

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Netting Arrangements
As described in further detail below, the Funds may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended January 31, 2016, Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund have entered into the following Master Netting Arrangements:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties.
Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund
Harbor Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with Harbor Commodity Real Return Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate
31

Harbor Strategic Markets Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
in the profits or assets of the Subsidiary. As such, Harbor Commodity Real Return Strategy Fund has consolidated its investment in the Subsidiary into its financial statements and eliminated all intercompany accounts and transactions. As of January 31, 2016, the Subsidiary represented approximately $17,695 or approximately 23% of the net assets of Harbor Commodity Real Return Strategy Fund.
Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund
Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. Harbor Commodity Real Return Strategy Fund seeks to gain exposure to commodity markets indirectly by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. If such changes occur, Harbor Commodity Real Return Strategy Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect Harbor Commodity Real Return Strategy Fund.
New Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 requires additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.
NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Commodity Real Return Strategy Fund (Consolidated)*	$125,039	$1,164	$(2,759)	$(1,595)
Harbor Unconstrained Bond Fund *	28,842	1,281	(558)	723

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
32

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Susan A. DeRoche
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.SM.0116

Quarterly Schedule of
Portfolio Holdings
January 31, 2016
Fixed Income  Funds

	Institutional Class	Administrative Class	Investor Class
Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX
Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX
Harbor Bond Fund	HABDX	HRBDX	–
Harbor Real Return Fund	HARRX	HRRRX	–
Harbor Money Market Fund	HARXX	HRMXX	–

Harbor Convertible Securities Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 2.5%)
CONVERTIBLE BONDS—97.5%
Principal Amount		Value
AIR FREIGHT & LOGISTICS—0.5%
	Echo Global Logistics Inc.
$2,099	2.500%—05/01/2020	$ 1,821
AUTOMOBILES— 2.0%
	Tesla Motors Inc.
6,517	0.250%—03/01/2019	5,621
1,465	1.250%—03/01/2021	1,185
		6,806
BIOTECHNOLOGY— 3.3%
	BioMarin Pharmaceutical Inc.
5,549	0.750%—10/15/2018	6,007
	Cepheid Inc.
6,291	1.250%—02/01/2021	5,296
		11,303
CONVERTIBLE BONDS—Continued
Principal Amount		Value
BUILDING PRODUCTS—0.2%
	Griffon Corp.
$745	4.000%—01/15/2017[1]	$ 860
CAPITAL MARKETS—2.6%
	Ares Capital Corp.
7,109	4.375%—01/15/2019	7,096
	Walter Investment Management Corp.
3,434	4.500%—11/01/2019	1,957
		9,053
COMMUNICATIONS EQUIPMENT—2.9%
	Brocade Communications Systems Inc.
3,895	1.375%—01/01/2020	3,632
	InterDigital Inc.
4,900	1.500%—03/01/2020[1]	4,597
	Palo Alto Networks Inc.
1,210	0.000%—07/01/2019[2]	1,763
		9,992
ELECTRIC UTILITIES—0.5%
	Pattern Energy Group Inc.
2,010	4.000%—07/15/2020[1]	1,757
ENERGY EQUIPMENT & SERVICES—1.4%
	SEACOR Holdings Inc.
5,670	2.500%—12/15/2027	4,894
HEALTH CARE EQUIPMENT & SUPPLIES—5.9%
	Hologic Inc.
1,461	0.000%—12/15/2043[3]	1,784
4,184	2.000%—03/01/2042[3]	5,146
		6,930
	Integra LifeSciences Holdings Corp.
3,450	1.625%—12/15/2016	4,148
	NuVasive Inc.
3,468	2.750%—07/01/2017	4,246
	Wright Medical Group Inc.
5,263	2.000%—02/15/2020[1]	5,010
		20,334
HEALTH CARE PROVIDERS & SERVICES—3.9%
	Brookdale Senior Living Inc.
5,590	2.750%—06/15/2018	5,405
	Jazz Investments I Ltd.
3,565	1.875%—08/15/2021	3,643
	Molina Healthcare Inc.
3,903	1.625%—08/15/2044	4,486
		13,534
HEALTH CARE TECHNOLOGY—2.6%
	Allscripts Healthcare Solutions Inc.
3,471	1.250%—07/01/2020	3,595
	Medidata Solutions Inc.
5,210	1.000%—08/01/2018	5,337
		8,932
HOUSEHOLD DURABLES—3.9%
	CalAtlantic Group Inc.
5,774	0.250%—06/01/2019	5,092
1,245	1.250%—08/01/2032	1,310
		6,402

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
HOUSEHOLD DURABLES—Continued
	Jarden Corp.
$1,415	1.500%—06/15/2019	$ 1,974
	Toll Brothers Finance Corp.
5,460	0.500%—09/15/2032	5,266
		13,642
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.0%
	NRG Yield Inc.
6,375	3.250%—06/01/2020[1]	5,259
2,046	3.500%—02/01/2019[1]	1,803
		7,062
INDUSTRIAL CONGLOMERATES—1.1%
	Siemens Financieringsmaatschappij NV
3,500	1.050%—08/16/2017	3,686
INTERNET & CATALOG RETAIL—5.0%
	Ctrip.com International Ltd.
5,685	1.000%—07/01/2020[1]	6,051
	Priceline Group Inc.
3,918	0.350%—06/15/2020	4,341
3,557	0.900%—09/15/2021	3,435
		7,776
	Vipshop Holdings Ltd.
3,437	1.500%—03/15/2019	3,454
		17,281
INTERNET SOFTWARE & SERVICES—12.2%
	Akamai Technologies Inc.
7,716	0.000%—02/15/2019[2]	7,229
	Blucora Inc.
4,901	4.250%—04/01/2019	3,899
	Envestnet Inc.
3,128	1.750%—12/15/2019	2,645
	LinkedIn Corp.
6,070	0.500%—11/01/2019	6,180
	Twitter Inc.
4,355	0.250%—09/15/2019	3,745
3,320	1.000%—09/15/2021	2,708
		6,453
	Web.com Group Inc.
4,830	1.000%—08/15/2018	4,474
	WebMD Health Corp.
2,309	1.500%—12/01/2020	2,680
5,062	2.500%—01/31/2018	5,258
		7,938
	Yahoo! Inc.
3,612	0.000%—12/01/2018[2]	3,502
		42,320
IT SERVICES—3.8%
	Cardtronics Inc.
4,775	1.000%—12/01/2020	4,309
	Euronet Worldwide Inc.
2,225	1.500%—10/01/2044	2,769
	Red Hat Inc.
1,480	0.250%—10/01/2019	1,762
	Verint Systems Inc.
4,679	1.500%—06/01/2021	4,293
		13,133
CONVERTIBLE BONDS—Continued
Principal Amount		Value
LIFE SCIENCES TOOLS & SERVICES—1.5%
	Illumina Inc.
$5,070	0.000%—06/15/2019[2]	$ 5,241
MACHINERY— 2.2%
	Chart Industries Inc.
5,595	2.000%—08/01/2018	4,623
	Meritor Inc.
2,996	4.000%—02/15/2027[3]	2,655
	Navistar International Corp.
970	4.750%—04/15/2019	409
		7,687
MEDIA— 1.3%
	Live Nation Entertainment Inc.
4,533	2.500%—05/15/2019	4,499
METALS & MINING—5.5%
	Newmont Mining Corp.
7,125	1.625%—07/15/2017	7,076
	Royal Gold Inc.
7,816	2.875%—06/15/2019	6,883
	RTI International Metals Inc.
5,551	1.625%—10/15/2019	5,211
		19,170
OIL, GAS & CONSUMABLE FUELS—0.5%
	Whiting Petroleum Corp.
3,400	1.250%—04/01/2020[1]	1,859
PHARMACEUTICALS— 2.3%
	Impax Laboratories Inc.
5,680	2.000%—06/15/2022[1]	5,300
	Teva Pharmaceutical Finance Co. LLC
1,784	0.250%—02/01/2026	2,630
		7,930
PROFESSIONAL SERVICES—1.3%
	Huron Consulting Group Inc.
4,933	1.250%—10/01/2019	4,680
REAL ESTATE INVESTMENT TRUSTS (REITs)—9.4%
	Colony Starwood Homes
1,355	3.000%—07/01/2019	1,270
	Extra Space Storage LP
656	2.375%—07/01/2033[1]	1,081
8,020	3.125%—10/01/2035[1]	8,983
		10,064
	Forest City Realty Trust Inc.
2,900	3.625%—08/15/2020	2,953
	National Health Investors Inc.
6,609	3.250%—04/01/2021	6,481
	Spirit Realty Capital Inc.
3,810	2.875%—05/15/2019	3,698
	Starwood Property Trust Inc.
8,185	4.550%—03/01/2018	8,277
		32,743
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.2%
	LAM Research Corp.
4,600	1.250%—05/15/2018	6,196
	Microchip Technology Inc.
1,865	1.625%—02/15/2025[1]	1,802

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
	NVIDIA Corp.
$2,252	1.000%—12/01/2018	$ 3,395
	ON Semiconductor Corp.
3,670	1.000%—12/01/2020[1]	3,257
		14,650
SOFTWARE— 10.8%
	Citrix Systems Inc.
4,187	0.500%—04/15/2019	4,433
	FireEye Inc.
5,537	1.000%—06/01/2035[1]	4,568
	NetSuite Inc.
1,832	0.250%—06/01/2018	1,726
	Nuance Communications Inc.
1,930	2.750%—11/01/2031	1,944
	Proofpoint Inc.
5,285	0.750%—06/15/2020[1]	4,971
	Salesforce.com Inc.
3,568	0.250%—04/01/2018	4,237
	ServiceNow Inc.
1,460	0.000%—11/01/2018[2]	1,580
	Synchronoss Technologies Inc.
1,836	0.750%—08/15/2019	1,755
	TiVo Inc.
7,482	2.000%—10/01/2021	6,364
	Workday Inc.
5,634	0.750%—07/15/2018	5,877
		37,455
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SPECIALTY RETAIL—1.2%
	Restoration Hardware Holdings Inc.
$4,970	0.000%—06/15/2019[1,2]	$ 4,262
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
	Electronics For Imaging Inc.
5,487	0.750%—09/01/2019	5,535
TRANSPORTATION INFRASTRUCTURE—1.9%
	Macquarie Infrastructure Corp.
6,116	2.875%—07/15/2019	6,693
TOTAL CONVERTIBLE BONDS
(Cost $361,038)		338,814

SHORT-TERM INVESTMENTS—1.2%
(Cost $4,307)
REPURCHASE AGREEMENTS
4,307	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $4,396)	4,307
TOTAL INVESTMENTS—98.7%
(Cost $365,345)		343,121
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		4,599
TOTAL NET ASSETS—100.0%		$347,720

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at January 31, 2016 or October 31, 2015, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $61,420 or 18% of net assets.
2	Zero coupon bond.
3	Step coupon security, the stated rate represents the rate in effect at January 31, 2016.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 5.2%)
BANK LOAN OBLIGATIONS—2.8%
Principal Amount		Value
CHEMICALS— 0.3%
	Solenis International LP
	Second-Lien Term Loan
$5,000	7.750%—07/31/2022[1]	$ 3,825
COMMERCIAL SERVICES & SUPPLIES—0.4%
	Brand Energy & Infrastructure Services Inc.
	Term Loan
6,125	4.750%—11/26/2020[1]	5,733
CONTAINERS & PACKAGING—0.3%
	Mauser U.S. Holdings Inc.
	Second-Lien Term Loan
6,000	8.750%—07/31/2022[1]	5,130
FOOD & STAPLES RETAILING—0.2%
	BJ's Wholesale Club Inc.
	Second-Lien Term Loan
3,450	8.500%—03/31/2020[1]	2,911
HOTELS, RESTAURANTS & LEISURE—0.1%
	Amaya Holdings BV
	Second-Lien Term Loan B
1,307	8.000%—08/01/2022[1]	1,299
MEDIA— 1.0%
	William Morris Endeavor Entertainment LLC
	Term Loan B
15,543	5.250%—05/06/2021[1]	15,247
OIL, GAS & CONSUMABLE FUELS—0.1%
	Azure Midstream Energy LLC
	Term Loan A
1,526	7.500%—11/15/2018[1]	843
PHARMACEUTICALS— 0.2%
	Concordia Healthcare Corp.
	Term Loan
3,000	5.250%—10/21/2021[1]	2,885
TRADING COMPANIES & DISTRIBUTORS—0.2%
	Neff Rental LLC
	Second-Lien Term Loan
4,165	7.250%—06/09/2021[1]	3,348
TOTAL BANK LOAN OBLIGATIONS
(Cost $45,654)		41,221

CORPORATE BONDS & NOTES—92.0%
AEROSPACE & DEFENSE—2.1%
	Bombardier Inc.
3,500	6.000%—10/15/2022[2]	2,415
5,850	6.125%—01/15/2023[2]	4,036
		6,451
	DigitalGlobe Inc.
3,302	5.250%—02/01/2021[2]	2,906

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
	Kratos Defense & Security Solutions Inc.
$2,509	7.000%—05/15/2019	$ 1,712
	Orbital ATK Inc.
4,200	5.500%—10/01/2023[2]	4,284
	Spirit AeroSystems Inc.
4,000	6.750%—12/15/2020	4,155
	TransDigm Inc.
8,000	6.500%—07/15/2024	7,860
3,500	6.500%—05/15/2025[2]	3,391
		11,251
		30,759
AIR FREIGHT & LOGISTICS—0.3%
	XPO Logistics Inc.
5,500	6.500%—06/15/2022[2]	4,943
AUTO COMPONENTS—1.9%
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,013
	American Tire Distributors Inc.
6,000	10.250%—03/01/2022[2]	5,010
	Goodyear Tire & Rubber Co.
4,624	6.500%—03/01/2021	4,873
4,500	7.000%—05/15/2022	4,824
		9,697
	Tenneco Inc.
5,705	6.875%—12/15/2020	5,947
	ZF North America Capital Inc.
2,750	4.500%—04/29/2022[2]	2,657
		28,324
BANKS— 0.6%
	CIT Group Inc.
4,000	5.000%—08/15/2022	4,055
5,000	5.500%—02/15/2019[2]	5,175
		9,230
BUILDING PRODUCTS—2.8%
	Griffon Corp.
10,500	5.250%—03/01/2022	10,067
	HD Supply Inc.
3,000	7.500%—07/15/2020	3,135
	Hillman Group Inc.
4,325	6.375%—07/15/2022[2]	3,633
	Masonite International Corp.
3,000	5.625%—03/15/2023[2]	3,090
	Nortek Inc.
7,525	8.500%—04/15/2021	7,807
	RSI Home Products Inc.
5,000	6.500%—03/15/2023[2]	5,163
	Summit Materials LLC
9,000	6.125%—07/15/2023	8,730
		41,625
CAPITAL MARKETS—0.8%
	Neuberger Berman Group LLC
4,000	5.875%—03/15/2022[2]	4,175
	Walter Investment Management Corp.
10,000	7.875%—12/15/2021	7,275
		11,450
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS— 0.8%
	A Schulman Inc.
$5,000	6.875%—06/01/2023[2]	$ 4,525
	Eagle Spinco Inc.
1,300	4.625%—02/15/2021	1,264
	PQ Corp.
2,850	8.750%—11/01/2018[2]	2,661
	Tronox Finance LLC
1,800	6.375%—08/15/2020	1,120
1,350	7.500%—03/15/2022[2]	817
		1,937
	Univar USA Inc.
2,413	6.750%—07/15/2023[2]	2,142
		12,529
COMMERCIAL SERVICES & SUPPLIES—3.1%
	ACCO Brands Corp.
5,000	6.750%—04/30/2020	5,169
	Brand Energy & Infrastructure Services Inc.
5,000	8.500%—12/01/2021[2]	4,100
	Casella Waste Systems Inc.
2,350	7.750%—02/15/2019	2,291
	Clean Harbors Inc.
5,000	5.125%—06/01/2021	5,050
	Covanta Holding Corp.
1,700	5.875%—03/01/2024	1,492
6,900	6.375%—10/01/2022	6,537
		8,029
	Garda World Security Corp.
5,000	7.250%—11/15/2021[2]	3,975
	NuStar Logistics LP
3,500	6.750%—02/01/2021	3,167
	RR Donnelley & Sons Co.
5,000	6.000%—04/01/2024	4,244
	West Corp.
11,000	5.375%—07/15/2022[2]	9,309
		45,334
COMMUNICATIONS EQUIPMENT—1.7%
	CommScope Technologies Finance LLC
3,525	6.000%—06/15/2025[2]	3,437
	Hughes Satellite Systems Corp.
14,000	7.625%—06/15/2021	15,101
	ViaSat Inc.
6,900	6.875%—06/15/2020	7,271
		25,809
CONSTRUCTION & ENGINEERING—0.3%
	AECOM
3,500	5.750%—10/15/2022	3,552
1,000	5.875%—10/15/2024	1,000
		4,552
CONSUMER FINANCE—1.0%
	Ally Financial Inc.
3,000	3.250%—11/05/2018	2,943
5,250	3.500%—01/27/2019	5,139
7,675	3.750%—11/18/2019	7,502
		15,584

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—4.6%
	Ardagh Holdings USA Inc.
$8,450	6.250%—01/31/2019[2]	$ 8,217
	Ball Corp.
6,500	4.375%—12/15/2020	6,740
750	5.000%—03/15/2022	780
		7,520
	Berry Plastics Corp.
5,000	5.125%—07/15/2023	4,880
9,000	5.500%—05/15/2022	8,989
		13,869
	Crown Americas LLC
2,000	4.500%—01/15/2023	1,990
	Plastipak Holdings Inc.
2,725	6.500%—10/01/2021[2]	2,623
	Reynolds Group Issuer Inc.
20,000	5.750%—10/15/2020	20,075
	Signode Industrial Group Lux SA
10,800	6.375%—05/01/2022[2]	9,018
	Silgan Holdings Inc.
3,500	5.000%—04/01/2020	3,583
1,500	5.500%—02/01/2022	1,534
		5,117
		68,429
DISTRIBUTORS— 0.4%
	LKQ Corp.
5,500	4.750%—05/15/2023	5,211
DIVERSIFIED CONSUMER SERVICES—0.5%
	Service Corp. International
7,500	5.375%—01/15/2022	7,838
DIVERSIFIED TELECOMMUNICATION SERVICES—3.9%
	Altice Financing SA
3,000	6.625%—02/15/2023[2]	2,962
	Altice SA
1,650	7.625%—02/15/2025[2]	1,473
	CenturyLink Inc.
6,150	5.625%—04/01/2020	6,019
	Frontier Communications Corp.
5,000	7.125%—01/15/2023	4,187
3,000	10.500%—09/15/2022[2]	2,944
		7,131
	GCI Inc.
7,000	6.750%—06/01/2021	6,982
	Inmarsat Finance plc
1,600	4.875%—05/15/2022[2]	1,586
	Intelsat Jackson Holdings SA
7,000	7.250%—10/15/2020	6,055
	Level 3 Communications Inc.
973	5.750%—12/01/2022	1,005
	Level 3 Financing Inc.
2,600	5.125%—05/01/2023	2,623
5,250	5.375%—01/15/2024[2]	5,315
1,100	6.125%—01/15/2021	1,155
4,000	7.000%—06/01/2020	4,210
		13,303
	Zayo Group LLC
12,000	6.000%—04/01/2023	11,790
		58,306
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRICAL EQUIPMENT—0.1%
	Sensata Technologies BV
$1,500	5.000%—10/01/2025[2]	$ 1,448
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
	Anixter Inc.
6,500	5.125%—10/01/2021	6,362
	Belden Inc.
5,000	5.500%—09/01/2022[2]	4,800
		11,162
ENERGY EQUIPMENT & SERVICES—1.0%
	Archrock Partners LP
3,000	6.000%—04/01/2021-10/01/2022	2,260
	Hornbeck Offshore Services Inc.
5,550	5.000%—03/01/2021	3,164
3,200	5.875%—04/01/2020	1,936
		5,100
	North Atlantic Drilling Ltd.
3,625	6.250%—02/01/2019[2]	1,323
	Precision Drilling Corp.
2,350	6.625%—11/15/2020	1,633
	Seadrill Ltd.
5,000	6.125%—09/15/2017[2]	1,675
	Unit Corp.
5,440	6.625%—05/15/2021	3,563
		15,554
FOOD & STAPLES RETAILING—1.0%
	Alphabet Holding Co. Inc.
6,700	7.750%—11/01/2017	6,566
	Rite Aid Corp.
4,650	6.125%—04/01/2023[2]	4,923
2,500	6.750%—06/15/2021	2,650
		7,573
		14,139
FOOD PRODUCTS—1.8%
	Darling Ingredients Inc.
1,800	5.375%—01/15/2022	1,771
	Dean Foods Co.
5,000	6.500%—03/15/2023[2]	5,162
	Dole Food Co. Inc.
7,000	7.250%—05/01/2019[2]	6,878
	Pinnacle Foods Finance LLC
1,450	5.875%—01/15/2024[2]	1,504
	Post Holdings Inc.
11,500	6.000%—12/15/2022[2]	11,457
		26,772
GAS UTILITIES—0.9%
	Ferrellgas LP
4,350	6.500%—05/01/2021	3,453
6,000	6.750%—06/15/2023[2]	4,590
		8,043
	Suburban Propane Partners LP
5,832	7.375%—08/01/2021	5,744
		13,787
HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
	Alere Inc.
5,500	6.375%—07/01/2023[2]	5,211

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
	Capsugel SA
$11,000	7.000%—05/15/2019[2]	$ 10,883
	Hologic Inc.
4,650	5.250%—07/15/2022[2]	4,830
	JLL/Delta Dutch Pledgeco BV
3,000	8.750%—05/01/2020[2]	2,663
		23,587
HEALTH CARE PROVIDERS & SERVICES—7.5%
	Acadia Healthcare Co. Inc.
1,000	5.125%—07/01/2022	930
2,000	5.625%—02/15/2023	1,900
		2,830
	Air Medical Merger Sub Corp.
5,000	6.375%—05/15/2023[2]	4,425
	Centene Escrow Corp.
7,000	5.625%—02/15/2021[2]	7,149
3,000	6.125%—02/15/2024[2]	3,071
		10,220
	Community Health Systems Inc.
10,000	6.875%—02/01/2022	9,136
	DaVita HealthCare Partners Inc.
5,500	5.000%—05/01/2025	5,424
825	5.125%—07/15/2024	831
3,300	5.750%—08/15/2022	3,449
		9,704
	Envision Healthcare Corp.
7,650	5.125%—07/01/2022[2]	7,554
	HCA Holdings Inc.
2,500	6.250%—02/15/2021	2,650
	HCA Inc.
3,700	4.750%—05/01/2023	3,719
13,000	5.875%—05/01/2023-02/15/2026	13,442
2,000	6.500%—02/15/2020	2,210
		19,371
	MEDNAX Inc.
5,000	5.250%—12/01/2023[2]	5,137
	Molina Healthcare Inc.
5,000	5.375%—11/15/2022[2]	5,013
	MPH Acquisition Holdings LLC
10,000	6.625%—04/01/2022[2]	10,037
	Sterigenics-Nordion Holdings LLC
1,903	6.500%—05/15/2023[2]	1,825
	Surgical Care Affiliates Inc.
5,000	6.000%—04/01/2023[2]	4,850
	Team Health Inc.
5,000	7.250%—12/15/2023[2]	5,238
	Tenet Healthcare Corp.
4,700	4.012%—06/15/2020[1,2]	4,641
9,000	6.750%—06/15/2023	8,314
		12,955
		110,945
HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,050	8.000%—11/15/2018	2,104
HOTELS, RESTAURANTS & LEISURE—2.5%
	Burger King Worldwide Inc.
10,000	6.000%—04/01/2022[2]	10,394
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Cedar Fair LP
$2,739	5.250%—03/15/2021	$ 2,821
	Churchill Downs Inc.
3,750	5.375%—12/15/2021[2]	3,806
	Isle of Capri Casinos Inc.
1,000	8.875%—06/15/2020	1,060
	Pinnacle Entertainment Inc.
5,000	7.500%—04/15/2021	5,225
7,050	8.750%—05/15/2020	7,367
		12,592
	Scientific Games International Inc.
2,150	6.250%—09/01/2020	1,032
3,700	6.625%—05/15/2021	1,776
		2,808
	Station Casinos LLC
3,450	7.500%—03/01/2021	3,571
		37,052
HOUSEHOLD DURABLES—1.2%
	Energizer Holdings Inc.
10,500	5.500%—06/15/2025[2]	9,791
	Shea Homes LP
6,000	5.875%—04/01/2023[2]	6,037
	Tempur Sealy International Inc.
2,500	5.625%—10/15/2023[2]	2,563
		18,391
HOUSEHOLD PRODUCTS—1.1%
	First Quality Finance Co. Inc.
11,000	4.625%—05/15/2021[2]	10,065
	Prestige Brands Inc.
3,650	5.375%—12/15/2021[2]	3,577
2,750	8.125%—02/01/2020	2,867
		6,444
		16,509
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—4.2%
	AES Corp.
7,000	5.500%—04/15/2025	6,317
	Calpine Corp.
3,000	5.375%—01/15/2023	2,745
7,600	5.500%—02/01/2024	6,745
8,200	5.750%—01/15/2025	7,401
		16,891
	Dynegy Inc.
7,050	6.750%—11/01/2019	6,847
5,000	7.375%—11/01/2022	4,450
		11,297
	NRG Energy Inc.
18,000	6.250%—05/01/2024	14,445
	Talen Energy Supply LLC
15,000	4.625%—07/15/2019[2]	11,550
2,750	6.500%—06/01/2025	1,884
		13,434
		62,384
INDUSTRIAL CONGLOMERATES—0.4%
	Gardner Denver Inc.
8,000	6.875%—08/15/2021[2]	5,920

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INTERNET SOFTWARE & SERVICES—0.8%
	Equinix Inc.
$5,000	5.750%—01/01/2025	$ 5,162
7,000	5.875%—01/15/2026	7,263
		12,425
IT SERVICES—1.3%
	Alliance Data Systems Corp.
3,200	5.375%—08/01/2022[2]	3,040
11,400	6.375%—04/01/2020[2]	11,542
		14,582
	WEX Inc.
5,250	4.750%—02/01/2023[2]	4,778
		19,360
LIFE SCIENCES TOOLS & SERVICES—0.8%
	Jaguar Holding Co. II
10,000	6.375%—08/01/2023[2]	9,875
	Quintiles Transnational Corp.
1,750	4.875%—05/15/2023[2]	1,781
		11,656
MACHINERY— 0.5%
	Terex Corp.
6,250	6.500%—04/01/2020	6,000
	Titan International Inc.
2,300	6.875%—10/01/2020	1,694
		7,694
MEDIA— 17.5%
	Altice SA
3,000	7.750%—05/15/2022[2]	2,812
	Cable One Inc.
5,000	5.750%—06/15/2022[2]	5,062
	Cablevision Systems Corp.
12,000	5.875%—09/15/2022	9,930
5,350	8.000%—04/15/2020	5,069
		14,999
	CCO Holdings LLC
1,500	5.125%—02/15/2023	1,500
3,200	5.125%—05/01/2023[2]	3,200
5,250	5.250%—03/15/2021-09/30/2022	5,334
225	5.375%—05/01/2025[2]	223
3,150	6.500%—04/30/2021	3,292
		13,549
	Cequel Communications Holdings I LLC
3,850	5.125%—12/15/2021[2]	3,496
13,500	6.375%—09/15/2020[2]	13,095
		16,591
	Clear Channel Worldwide Holdings Inc.
7,500	7.625%—03/15/2020	6,206
	CSC Holdings LLC
1,000	5.250%—06/01/2024	885
	DISH DBS Corp.
3,800	5.000%—03/15/2023	3,316
6,000	5.875%—11/15/2024	5,355
5,000	6.750%—06/01/2021	5,112
		13,783
	Gray Television Inc.
5,000	7.500%—10/01/2020	5,175
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA— Continued
	Lamar Media Corp.
$1,500	5.750%—02/01/2026[2]	$ 1,549
10,000	5.875%—02/01/2022	10,437
		11,986
	MDC Partners Inc.
5,000	6.750%—04/01/2020[2]	4,975
	Mediacom Broadband LLC
2,800	5.500%—04/15/2021	2,727
3,800	6.375%—04/01/2023	3,705
		6,432
	Mediacom Capital Corp.
7,000	7.250%—02/15/2022	7,061
	Midcontinent Communications & Midcontinent Finance Corp.
5,000	6.875%—08/15/2023[2]	5,075
	Neptune Finco Corp.
2,000	10.875%—10/15/2025[2]	2,125
	Netflix Inc.
1,500	5.875%—02/15/2025[2]	1,554
	Nexstar Broadcasting Inc.
5,000	6.125%—02/15/2022[2]	4,762
6,550	6.875%—11/15/2020	6,591
		11,353
	Numericable-SFR SAS
1,000	4.875%—05/15/2019[2]	999
6,000	6.000%—05/15/2022[2]	5,940
		6,939
	Quebecor Media Inc.
5,000	5.750%—01/15/2023	5,050
	Sinclair Television Group Inc.
12,000	5.375%—04/01/2021	12,090
4,000	6.125%—10/01/2022	4,150
3,300	6.375%—11/01/2021	3,416
		19,656
	Sirius XM Radio Inc.
2,750	4.625%—05/15/2023[2]	2,705
1,000	5.375%—04/15/2025[2]	1,008
4,350	5.875%—10/01/2020[2]	4,546
13,000	6.000%—07/15/2024[2]	13,650
		21,909
	TEGNA Inc.
3,500	6.375%—10/15/2023	3,701
	Time Inc.
10,000	5.750%—04/15/2022[2]	8,800
	Townsquare Media Inc.
5,000	6.500%—04/01/2023[2]	4,656
	Tribune Media Co.
8,000	5.875%—07/15/2022[2]	8,000
	Unitymedia Hessen GmbH & Co. KG
4,900	5.500%—01/15/2023[2]	5,142
	Univision Communications Inc.
2,000	5.125%—02/15/2025[2]	1,900
7,325	6.750%—09/15/2022[2]	7,572
		9,472
	UPCB Finance IV Ltd.
12,500	5.375%—01/15/2025[2]	12,063
	UPCB Finance V Ltd.
495	7.250%—11/15/2021[2]	527

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA— Continued
	Virgin Media Finance plc
$3,000	6.000%—10/15/2024[2]	$ 3,034
2,500	6.375%—04/15/2023[2]	2,572
		5,606
	Virgin Media Secured Finance plc
5,000	5.250%—01/15/2026[2]	4,962
4,860	5.375%—04/15/2021[2]	4,988
		9,950
	WideOpenWest Finance LLC
2,000	10.250%—07/15/2019	1,890
	WMG Acquisition Corp.
7,500	6.750%—04/15/2022[2]	6,638
		259,622
OIL, GAS & CONSUMABLE FUELS—4.0%
	California Resources Corp.
2,000	6.000%—11/15/2024	385
	Chesapeake Energy Corp.
2,175	5.750%—03/15/2023	593
4,065	6.125%—02/15/2021	1,148
2,050	6.625%—08/15/2020	574
150	6.875%—11/15/2020	41
		2,356
	Denbury Resources Inc.
4,900	5.500%—05/01/2022	1,739
	Genesis Energy LP
4,700	5.750%—02/15/2021	3,784
5,850	6.750%—08/01/2022	4,826
		8,610
	Global Partners LP
5,500	7.000%—06/15/2023	3,987
	Jupiter Resources Inc.
3,500	8.500%—10/01/2022[2]	1,260
	Memorial Resource Development Corp.
4,250	5.875%—07/01/2022	3,209
	MPLX LP
2,250	4.875%—06/01/2025[2]	1,761
	NGL Energy Partners LP
4,150	6.875%—10/15/2021	2,926
	Oasis Petroleum Inc.
11,850	6.875%—03/15/2022-01/15/2023	6,873
	Rice Energy Inc.
8,175	6.250%—05/01/2022	6,233
	Rose Rock Midstream LP
5,500	5.625%—11/15/2023	2,997
	Sanchez Energy Corp.
7,950	6.125%—01/15/2023	3,220
1,700	7.750%—06/15/2021	714
		3,934
	Tesoro Logistics LP
5,000	5.500%—10/15/2019[2]	4,669
2,000	6.250%—10/15/2022[2]	1,820
		6,489
	Whiting Petroleum Corp.
5,650	6.250%—04/01/2023	3,560
	WPX Energy Inc.
5,650	8.250%—08/01/2023	3,630
		59,949
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PAPER & FOREST PRODUCTS—1.1%
	Cascades Inc.
$7,500	5.500%—07/15/2022[2]	$ 7,219
4,050	5.750%—07/15/2023[2]	3,888
		11,107
	Resolute Forest Products Inc.
8,500	5.875%—05/15/2023	5,482
		16,589
PHARMACEUTICALS— 2.8%
	Concordia Healthcare Corp.
1,650	7.000%—04/15/2023[2]	1,444
	Endo Finance LLC
3,000	5.750%—01/15/2022[2]	3,000
5,000	5.875%—01/15/2023[2]	4,987
3,050	6.000%—07/15/2023[2]	3,080
750	7.750%—01/15/2022[2]	787
		11,854
	Grifols Worldwide Operations Ltd.
1,000	5.250%—04/01/2022	1,020
	Mallinckrodt International Finance SA
2,000	4.750%—04/15/2023	1,745
5,000	5.500%—04/15/2025[2]	4,475
10,250	5.625%—10/15/2023[2]	9,661
		15,881
	Valeant Pharmaceuticals International Inc.
2,500	5.625%—12/01/2021[2]	2,319
5,500	6.125%—04/15/2025[2]	4,957
2,000	6.375%—10/15/2020[2]	1,940
1,750	7.500%—07/15/2021[2]	1,741
		10,957
		41,156
PROFESSIONAL SERVICES—0.3%
	CEB Inc.
5,000	5.625%—06/15/2023[2]	5,013
REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
	Communications Sales & Leasing Inc.
2,000	8.250%—10/15/2023	1,775
	CyrusOne LP
2,000	6.375%—11/15/2022	2,040
	DuPont Fabros Technology LP
2,000	5.875%—09/15/2021	2,070
	FelCor Lodging LP
5,650	5.625%—03/01/2023	5,671
3,500	6.000%—06/01/2025	3,552
		9,223
	GEO Group Inc.
1,500	5.125%—04/01/2023	1,432
3,650	5.875%—01/15/2022-10/15/2024	3,608
		5,040
	Iron Mountain Inc.
11,400	5.750%—08/15/2024	11,300
3,000	6.000%—10/01/2020[2]	3,203
		14,503
	MPT Operating Partnership LP
1,500	6.875%—05/01/2021	1,560

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	RHP Hotel Properties LP
$3,250	5.000%—04/15/2021	$ 3,307
		39,518
ROAD & RAIL—1.7%
	Avis Budget Car Rental LLC
3,000	5.250%—03/15/2025[2]	2,734
3,000	5.500%—04/01/2023	2,861
		5,595
	Hertz Corp.
8,000	5.875%—10/15/2020	7,900
9,800	6.250%—10/15/2022	9,579
650	6.750%—04/15/2019	652
1,500	7.375%—01/15/2021	1,526
		19,657
		25,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
	Micron Technology Inc.
3,500	5.250%—01/15/2024[2]	2,853
SOFTWARE— 0.8%
	First Data Corp.
2,500	5.750%—01/15/2024[2]	2,494
5,000	7.000%—12/01/2023[2]	5,062
		7,556
	Nuance Communications Inc.
4,200	5.375%—08/15/2020[2]	4,211
		11,767
SPECIALTY RETAIL—1.6%
	Argos Merger Sub Inc.
5,000	7.125%—03/15/2023[2]	5,050
	Michaels Stores Inc.
5,000	5.875%—12/15/2020[2]	5,162
	Penske Automotive Group Inc.
4,000	5.750%—10/01/2022	3,990
	Rent-A-Center Inc.
6,000	4.750%—05/01/2021	4,350
	Sally Holdings LLC / Sally Capital Inc.
4,500	5.625%—12/01/2025	4,669
		23,221
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	NCR Corp.
3,000	5.000%—07/15/2022	2,861
2,500	5.875%—12/15/2021	2,466
900	6.375%—12/15/2023	894
		6,221
TEXTILES, APPAREL & LUXURY GOODS—0.3%
	Levi Strauss & Co.
4,850	6.875%—05/01/2022	5,153
THRIFTS & MORTGAGE FINANCE—1.5%
	Nationstar Mortgage LLC
5,250	6.500%—07/01/2021	4,653
5,472	7.875%—10/01/2020	5,226
		9,879
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
THRIFTS & MORTGAGE FINANCE—Continued
	Quicken Loans Inc.
$13,000	5.750%—05/01/2025[2]	$ 12,236
		22,115
TRADING COMPANIES & DISTRIBUTORS—2.6%
	Aercap Ireland Capital Ltd.
15,025	4.625%—10/30/2020-07/01/2022	14,807
	Ashtead Capital Inc.
10,221	6.500%—07/15/2022[2]	10,477
	Safway Group Holding LLC
10,250	7.000%—05/15/2018[2]	10,096
	United Rentals North America Inc.
750	5.500%—07/15/2025	673
2,500	5.750%—11/15/2024	2,319
		2,992
		38,372
WIRELESS TELECOMMUNICATION SERVICES—2.1%
	SBA Communications Corp.
1,350	5.625%—10/01/2019	1,409
	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020	3,176
	Sprint Communications Inc.
7,800	6.000%—11/15/2022	5,284
700	7.000%—08/15/2020	518
		5,802
	Sprint Corp.
1,800	7.125%—06/15/2024	1,224
2,500	7.250%—09/15/2021	1,813
		3,037
	T-Mobile USA Inc.
6,000	6.250%—04/01/2021	6,150
4,250	6.375%—03/01/2025	4,277
5,500	6.500%—01/15/2024-01/15/2026	5,522
1,500	6.633%—04/28/2021	1,558
		17,507
		30,931
TOTAL CORPORATE BONDS & NOTES
(Cost $1,478,051)		1,368,544

SHORT-TERM INVESTMENTS—4.6%
(Cost $67,991)
REPURCHASE AGREEMENTS
67,991	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $69,354)	67,991
TOTAL INVESTMENTS—99.4%
(Cost $1,591,696)		1,477,756
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		9,012
TOTAL NET ASSETS—100.0%		$1,486,768

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at January 31, 2016 or October 31, 2015, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at January 31, 2016.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $612,217 or 41% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, Notional and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -27.5%)
ASSET-BACKED SECURITIES—5.5%
Principal Amount		Value
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
$7,174	0.587%—05/25/2036[1]	$ 2,477
	Series 2005-W2 Cl. A2C
4,742	0.787%—10/25/2035[1]	4,509
	Series 2004-W11 Cl. M3
939	1.552%—11/25/2034[1]	769
		7,755
	Asset Backed Securities Corp. Home Equity
	Series 2003-HE4 Cl. M1
7,598	1.671%—08/15/2033[1]	7,234
	Bear Stearns Asset Backed Securities Trust
	Series 2005-4 Cl. M1
370	0.927%—01/25/2036[1]	371
	Celf Loan Partners IV plc
	Series 2007-1X Cl. VFNU
3,736	0.693%—05/03/2023[1]	3,691
	Series 2007-1X Cl. VFNG
£5,625	0.997%—05/03/2023[1]	7,742
		11,433
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
$5,075	0.577%—05/25/2037[1]	4,719
	Series 2001-BC3 Cl. A
205	0.667%—12/25/2031[1]	149
	Series 2006-ABC1 Cl. A3
4,138	0.667%—05/25/2036[1]	2,176
	Series 2006-2 Cl. M1
1,200	0.827%—06/25/2036[1]	874
	Series 2005-15 Cl. 1AF3
3,557	5.450%—04/25/2036[2]	3,601
		11,519
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
1,189	0.577%—07/25/2036[1]	1,136
	GSAA Trust
	Series 2006-20 Cl. 1A2
6,148	0.607%—12/25/2046[1]	3,192
	Series 2006-4 Cl. 4A2
1,199	0.657%—03/25/2036[1]	1,142
	Series 2007-9 Cl. A1A
1,796	6.000%—08/25/2047	1,644
		5,978
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
$138	0.497%—12/25/2036[1]	$ 73
	Harvest CLO V SA3
	Series V Cl. A1D
€5,190	0.205%—04/05/2024[1]	5,557
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
$5,000	1.477%—07/25/2035[1]	4,932
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
6,346	0.597%—12/25/2036[1]	2,614
	Limerock CLO I3
	Series 2007-1A Cl. A3A
2,209	0.829%—04/24/2023[1,4]	2,183
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
6,935	0.667%—06/25/2036[1]	3,697
	Mid-State Trust
	Series 2004-1 Cl. A
1,664	6.005%—08/15/2037	1,787
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A1
2,663	0.557%—10/25/2036[1]	2,052
	Series 2007-HE1 Cl. A2C
2,745	0.577%—11/25/2036[1]	1,607
		3,659
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
2,345	1.327%—07/25/2032[1]	2,262
	Motor plc
	Series 2014-1X Cl. A1
3,670	0.907%—08/25/2021[1]	3,668
	OHA Credit Partners VI Ltd.
	Series 2012-6A Cl. AR
12,089	1.582%—05/15/2023[1,4]	12,034
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
5,660	0.677%—07/25/2037[1]	3,435
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
9,700	0.907%—08/25/2035[1]	9,086
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
5,176	0.557%—09/25/2036[1]	1,487
	RAMP Trust
	Series 2004-RS8 Cl. MII1
1,214	1.327%—08/25/2034[1]	1,166
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
16,793	1.087%—08/25/2035[1]	10,212
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	0.637%—10/25/2036[1]	3,912
	SLM Student Loan Trust
	Series 2010-C Cl. A2
57	3.076%—12/16/2019[1,4]	57
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
121	5.130%—09/01/2023	132
	Series 2009-20A Cl. 1
4,152	5.720%—01/01/2029	4,752

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2008-20H Cl. 1
$10,885	6.020%—08/01/2028	$ 12,490
	Series 2001-20A Cl. 1
131	6.290%—01/01/2021	141
		17,515
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
3,033	0.557%—12/25/2036[1]	2,923
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,587	0.537%—09/25/2037[1]	1,549
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
27,336	0.657%—01/25/2037[1,4]	15,896
TOTAL ASSET-BACKED SECURITIES
(Cost $152,308)		155,130

BANK LOAN OBLIGATIONS—0.8%
	Chrysler Group LLC
	Term Loan B
6,498	3.500%—05/24/2017[2]	6,484
	Community Health Systems Inc.
	Term Loan F
6,221	3.657%—12/31/2018[2]	6,137
	HCA Inc.
	Term Loan B5
9,159	3.178%—03/31/2017[2]	9,161
	MGM Resorts International
	Term Loan A
394	3.178%—12/20/2017[2]	392
TOTAL BANK LOAN OBLIGATIONS
(Cost $22,279)		22,174

COLLATERALIZED MORTGAGE OBLIGATIONS—8.3%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
4,371	0.547%—08/25/2036[1]	2,656
	Alba plc
	Series 2007-1 Cl. A3
£3,830	0.755%—03/17/2039[1]	4,888
	Banc of America Funding Corp.
	Series 2012-R5 Cl. A
$5,775	0.688%—10/03/2039[1,4]	5,751
	Series 2007-C Cl. 7A5
1,966	0.726%—05/20/2047[1]	1,629
		7,380
	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
2,200	5.790%—04/10/2049[2]	2,237
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
13,211	0.637%—05/25/2047[1]	9,883
	Series 2011-RR4 Cl. 8A1
4,074	5.250%—02/26/2036[4]	3,633
	Series 2011-RR5 Cl. 5A1
6,522	5.250%—08/26/2037[4]	6,794
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2011-RR5 Cl. 12A1
$857	5.268%—03/26/2037[2,4]	$ 831
		21,141
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
27	2.768%—11/25/2030[2]	26
	Series 2006-4 Cl. 1A1
1,017	2.842%—10/25/2036[2]	859
	Series 2004-1 Cl. 12A5
583	2.861%—04/25/2034[2]	573
	Series 2004-10 Cl. 12A3
69	2.896%—01/25/2035[2]	68
		1,526
	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
501	0.867%—07/25/2035[1]	491
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2007-PW15 Cl. A4
584	5.331%—02/11/2044	599
	Series 2007-PW18 Cl. A4
5,300	5.700%—06/11/2050	5,531
	Series 2006-PW12 Cl. A4
1,165	5.913%—09/11/2038[2]	1,171
		7,301
	Chase Mortgage Finance Corp.
	Series 2006-A1 Cl. 4A1
3,519	5.433%—09/25/2036[2]	3,110
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
1,162	5.322%—12/11/2049	1,184
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
13,061	0.756%—11/20/2035[1]	10,546
	Series 2006-6BC Cl. 1A2
6,326	0.827%—05/25/2036[1]	4,978
	Series 2005-84 Cl. 1A1
5,011	2.695%—02/25/2036[2]	3,848
	Series 2005-20CB Cl. 2A5
4,164	5.500%—07/25/2035	4,015
	Series 2006-36T2 Cl. 1A4
1,837	5.750%—12/25/2036	1,438
	Series 2006-39CB Cl. 1A20
8,541	6.000%—01/25/2037	7,905
		32,730
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
2,220	2.878%—09/25/2047[2]	1,975
	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5 Cl. A1A
3,536	5.297%—12/15/2039	3,612
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
559	6.000%—11/25/2035	449
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
3,700	0.577%—03/25/2037[1]	2,701

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
$3,966	1.176%—03/19/2046[1]	$ 2,895
	Eurohome UK Mortgages plc
	Series 2007-1 Cl. A
£3,631	0.733%—06/15/2044[1]	4,734
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$2,634	2.781%—02/25/2036[2]	2,482
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
2	6.750%—08/21/2031	2
	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9 Cl. A4
1,265	5.444%—03/10/2039	1,296
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
1,049	2.749%—05/25/2035[2]	988
	Series 2005-AR7 Cl. 6A1
784	2.850%—11/25/2035[2]	756
	Series 2006-2F Cl. 2A13
3,381	5.750%—02/25/2036	3,300
		5,044
	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
1,345	1.246%—11/19/2034[1]	1,069
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
8,477	0.607%—12/25/2036[1]	7,540
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.577%—10/25/2034[1]	1,298
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
10	1.864%—01/25/2032[2]	10
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,464	6.500%—07/25/2037	2,210
	IndyMac Index Mortgage Loan Trust
	Series 2007-AR13 Cl. 4A1
19,108	2.582%—07/25/2037[2]	13,014
	Series 2005-AR31 Cl. 1A1
2,354	2.589%—01/25/2036[2]	1,967
		14,981
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9 Cl. A3
4,902	5.336%—05/15/2047	4,998
	Series 2007-LDPX Cl. A3
13,664	5.420%—01/15/2049	13,954
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[2]	1,662
		20,614
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
5,577	3.140%—10/25/2036[2]	4,729
	Series 2006-S1 Cl. 3A1
1,578	5.500%—04/25/2036	1,615
		6,344
	JP Morgan Re-REMIC[5]
	Series 2009-7 Cl. 11A1
160	2.947%—09/27/2036[2,4]	160
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Mansard Mortgages plc
	Series 2007-2X Cl. A1
£1,828	1.233%—12/15/2049[1]	$ 2,457
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
$182	0.677%—11/25/2035[1]	171
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 Cl. A3
2,118	5.172%—12/12/2049	2,152
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[2]	1,847
		3,999
	Morgan Stanley Re-REMIC Trust[5]
	Series 2009-GG10 Cl. A4A
1,748	5.988%—08/12/2045[2,4]	1,799
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
6,020	2.643%—10/25/2035[2]	5,982
	Residential Accredit Loans Inc.
	Series 2006-QA7 Cl. 2A1
6,732	0.612%—08/25/2036[1]	5,377
	Series 2007-QS4 Cl. 3A9
3,363	6.000%—03/25/2037	2,910
		8,287
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
20,950	6.250%—08/25/2037	12,288
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
485	3.369%—02/25/2037[2]	391
	Series 2006-SA1 Cl. 2A1
509	3.865%—02/25/2036[2]	462
		853
	RMAC Securities plc
	Series 2006-NS4X Cl. A3A
£2,391	0.755%—06/12/2044[1]	3,095
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
$3,958	0.577%—02/25/2037[1]	2,997
	Series 2001-21A Cl. 3A1
1,274	2.630%—04/25/2035[2]	1,263
		4,260
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
915	0.676%—07/19/2035[1]	866
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,382	2.797%—01/25/2037[2]	1,278
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32 Cl. A4FL
2,600	0.601%—06/15/2049[1,4]	2,567
	Series 2007-C31 Cl. A4
6,395	5.509%—04/15/2047	6,579
	Series 2007-C33 Cl. A4
5,574	6.149%—02/15/2051[2]	5,776
		14,922
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
808	0.657%—04/25/2045[1]	756

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2005-AR13 Cl. A1A1
$385	0.717%—10/25/2045[1]	$ 357
	Series 2006-AR11 Cl. 3A1A
3,216	1.205%—09/25/2046[1]	2,590
		3,703
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
6,176	2.724%—07/25/2036[2]	6,029
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $221,013)		234,049

CORPORATE BONDS & NOTES—24.3%
	Access Midstream Partners LP
8,000	4.875%—05/15/2023	6,089
	Ally Financial Inc.
25,600	5.500%—02/15/2017	25,984
	American Express Bank FSB
8,800	6.000%—09/13/2017	9,410
	American Express Centurion Bank MTN[6]
9,500	6.000%—09/13/2017	10,159
	Apple Inc.
2,700	2.850%—05/06/2021	2,795
	AT&T Inc.
5,000	2.800%—02/17/2021	4,996
5,000	4.450%—05/15/2021	5,362
		10,358
	AvalonBay Communities Inc. MTN[6]
4,400	3.450%—06/01/2025	4,445
	Baidu Inc.
8,900	3.000%—06/30/2020	8,925
	Banco Santander SA
€11,800	6.250%—09/11/2021[2,7]	11,688
	Bank of America Corp.
$12,700	1.163%—05/02/2017[2]	12,610
	Bank of America Corp. MTN[6]
18,300	1.656%—03/22/2018[2]	18,321
10,100	4.000%—04/01/2024	10,308
4,030	5.650%—05/01/2018	4,325
5,100	6.400%—08/28/2017	5,443
7,800	6.875%—04/25/2018	8,558
		46,955
	Bank of America NA
4,300	0.764%—05/08/2017[2]	4,292
	Bank of China Hong Kong Ltd.
2,200	5.550%—02/11/2020[4]	2,408
	Barclays Bank plc
1,700	7.750%—04/10/2023[2]	1,804
£3,600	14.000%—06/15/2019[2,7]	6,523
		8,327
	Barclays plc
€2,300	6.500%—09/15/2019[2,7]	2,411
700	8.000%—12/15/2020[2,7]	798
		3,209
	Baxalta Inc.
$5,200	2.875%—06/23/2020[4]	5,127
	BB&T Corp. MTN[6]
19,500	1.372%—06/15/2018	19,522
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
	BBVA Bancomer SA
$2,800	4.500%—03/10/2016[4]	$ 2,809
5,700	6.500%—03/10/2021[4]	6,155
		8,964
	Bear Stearns Companies LLC
4,300	6.400%—10/02/2017	4,617
	Blackstone Group LP
2,869	9.625%—03/19/2019[4]	2,878 [w]
	BM&F Bovespa SA
2,000	5.500%—07/16/2020[4]	2,000
	Braskem Finance Ltd.
2,400	5.750%—04/15/2021[4]	2,208
	Cantor Fitzgerald LP
8,900	6.500%—06/17/2022[4]	9,325
	CIT Group Inc.
3,700	5.000%—05/15/2017	3,788
	Citigroup Inc.
9,000	3.700%—01/12/2026	9,015
	Citigroup Inc. MTN[6]
€2,000	0.509%—05/31/2017[2]	2,163
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
$6,200	0.951%—04/28/2017[2]	6,196
	Credit Agricole SA
£3,900	7.500%—06/23/2026[2,7]	5,272
$3,100	7.875%—01/23/2024[2,7]	3,026
300	8.125%—09/19/2033[2]	328
		8,626
	Credit Suisse Group Funding Guernsey Ltd.
8,900	3.750%—03/26/2025	8,671
	Credit Suisse New York MTN[6]
8,900	0.897%—05/26/2017[2]	8,875
	CSN Islands XI Corp.
1,900	6.875%—09/21/2019[4]	1,002
	CVS Pass-Through Trust
635	6.943%—01/10/2030	735
	Depository Trust & Clearing Corp.
3,000	4.875%—06/15/2020[2,4,7]	2,994
	Discover Bank of Greenwood Delaware
2,900	2.600%—11/13/2018	2,906
	Dynegy Inc.
1,900	6.750%—11/01/2019	1,845
3,500	7.375%—11/01/2022	3,115
1,800	7.625%—11/01/2024	1,593
		6,553
	El Paso Corp.
3,300	7.000%—06/15/2017	3,400
	Energy Transfer Partners LP
8,800	4.150%—10/01/2020	7,798
1,400	4.650%—06/01/2021	1,241
		9,039
	ERP Operating LP
5,500	3.375%—06/01/2025	5,607
	Export-Import Bank of Korea
2,100	4.000%—01/29/2021	2,283
2,200	5.125%—06/29/2020	2,479
		4,762
	Ford Motor Credit Co. LLC
5,000	2.551%—10/05/2018	4,973
9,550	3.200%—01/15/2021	9,485

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
$1,000	3.984%—06/15/2016	$ 1,009
2,200	8.000%—12/15/2016	2,316
		17,783
	General Motors Financial Co. Inc.
2,800	3.150%—01/15/2020	2,752
800	3.200%—07/13/2020	785
3,000	4.750%—08/15/2017	3,086
		6,623
	Goldman Sachs Group Inc. MTN[6]
1,500	1.061%—06/04/2017[2]	1,496
	GTL Trade Finance Inc.
1,500	7.250%—10/20/2017	1,481
2,000	7.250%—10/20/2017[4]	1,974
		3,455
	HSBC Holdings plc
€2,900	6.000%—09/29/2023[2,7]	3,069
$6,700	6.375%—03/30/2025[2,7]	6,473
		9,542
	International Lease Finance Corp.
5,100	5.750%—05/15/2016	5,160
4,600	6.750%—09/01/2016[4]	4,698
		9,858
	JP Morgan Chase & Co.
8,200	2.250%—01/23/2020	8,138
20,000	3.900%—07/15/2025	20,600
		28,738
	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	7,456
	Keane Group Holdings LLC
24,219	8.500%—08/08/2019	18,758 [x]
	Leaseplan Corp. NV
7,300	2.875%—01/22/2019[4]	7,265
	Lloyds Bank plc
7,000	3.500%—05/14/2025	7,133
	Lockheed Martin Corp.
7,500	2.500%—11/23/2020	7,569
	Mizuho Bank Ltd.
1,000	1.053%—09/25/2017[2,4]	995
	Morgan Stanley MTN[6]
13,000	1.070%—10/18/2016[2]	12,965
11,700	1.899%—04/25/2018[2]	11,782
1,700	2.125%—04/25/2018	1,702
8,608	5.625%—09/23/2019	9,489
		35,938
	MSCI Inc.
4,250	5.250%—11/15/2024[4]	4,393
	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[8]	7,194
	Nationwide Building Society
6,400	6.250%—02/25/2020[4]	7,381
	Novo Banco SA MTN[6]
€3,500	4.750%—01/15/2018	1,346
	Odebrecht Drilling Norbe VIII/IX Ltd.
$5,024	6.350%—06/30/2022[4]	1,840
	Odebrecht Offshore Drilling Finance Ltd.
3,584	6.625%—10/01/2023[4]	815
179	6.750%—10/01/2023[4]	40
		855
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
	OneMain Financial Holdings Inc.
$1,600	6.750%—12/15/2019[4]	$ 1,588
1,500	7.250%—12/15/2021[4]	1,489
		3,077
	Owens Corning
9,300	4.200%—12/01/2024	9,134
	Petrobras Global Finance BV
1,400	1.990%—05/20/2016[2]	1,384
1,200	2.000%—05/20/2016	1,188
400	2.762%—01/15/2019[2]	291
7,800	2.886%—03/17/2017[2]	7,293
1,300	3.406%—03/17/2020[2]	899
3,500	3.500%—02/06/2017	3,334
3,300	4.375%—05/20/2023	2,186
400	4.875%—03/17/2020	300
10,300	5.375%—01/27/2021	7,805
2,500	5.750%—01/20/2020	1,954
600	6.125%—10/06/2016	602
		27,236
	Piper Jaffray Cos.
2,000	5.060%—10/09/2018[4]	2,056
	Principal Life Global Funding II
23,400	1.200%—05/19/2017[4]	23,382
	Ras Laffan Liquefied Natural Gas Co. Ltd. III
700	5.838%—09/30/2027[4]	708
	Rio Oil Finance Trust
1,700	9.250%—07/06/2024[4]	978
8,500	9.750%—01/06/2027[4]	4,760
		5,738
	Rockies Express Pipeline LLC
3,000	5.625%—04/15/2020[4]	2,700
	Rohm and Haas Co.
717	6.000%—09/15/2017	763
	Royal Bank of Scotland plc MTN[6]
8,630	9.500%—03/16/2022[2]	9,204
	Schaeffler Holding Finance BV
€3,400	5.750%—11/15/2021	3,918
$3,100	6.250%—11/15/2019[4]	3,243
		7,161
	Shell International Finance BV
5,700	3.250%—05/11/2025	5,464
3,200	4.375%—05/11/2045	2,985
		8,449
	Simon Property Group LP
6,000	2.500%—09/01/2020	6,099
	Societe Generale SA
5,000	4.250%—04/14/2025[4]	4,642
13,000	8.000%—09/29/2025[2,4,7]	12,877
		17,519
	UBS AG MTN[6]
5,100	0.974%—06/01/2017[2]	5,092
1,800	1.264%—06/01/2020[2]	1,798
		6,890
	UniCredit SpA
4,930	8.000%—06/03/2024[2,7]	4,180
	UniCredit SpA MTN[6]
€2,200	6.750%—09/10/2021[2,7]	2,067
	United Airlines Inc.
$483	10.400%—05/01/2018	508

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		Verizon Communications Inc.
	$2,900	2.252%—09/14/2018[2]	$ 2,965
	5,000	3.450%—03/15/2021	5,172
	5,300	3.650%—09/14/2018	5,551
	3,700	5.150%—09/15/2023	4,101
			17,789
		Volkswagen Group of America Finance LLC
	1,700	1.650%—05/22/2018[4]	1,642
		Wells Fargo & Co.
	17,800	7.980%—03/15/2018[2,7]	18,623
		Wells Fargo & Co. MTN[6]
	4,300	2.550%—12/07/2020	4,320
	8,800	3.550%—09/29/2025	8,972
			13,292
TOTAL CORPORATE BONDS & NOTES
(Cost $703,688)			680,462

FOREIGN GOVERNMENT OBLIGATIONS—3.0%
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[4]	2,477
		Brazil Letras Do Tesouro Nacional
R$	92,400	0.000%—04/01/2016[9]	22,595
		Export-Import Bank of Korea
	$2,800	2.625%—12/30/2020	2,869
		Hellenic Railways Organization SA
	€3,500	5.014%—12/27/2017	3,413
		Hellenic Republic Schuldschein Loan
	3,000	3.930%—03/30/2016	3,185
		Italy Buoni Poliennali Del Tesoro
	2,700	5.000%—03/01/2025[4]	3,849
		Mexican Bonos
MEX$	227,200	8.000%—06/11/2020	13,961
		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	6,100
CAD$	5,600	3.150%—06/02/2022	4,333
	$3,800	4.000%—10/07/2019	4,116
	2,300	4.400%—04/14/2020	2,552
			17,101
		Province of Quebec Canada
	900	3.500%—07/29/2020	968
CAD$	3,800	3.500%—12/01/2022	2,999
	13,900	4.250%—12/01/2021	11,370
			15,337
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $100,047)			84,787

MORTGAGE PASS-THROUGH—40.5%
		Federal Home Loan Mortgage Corp.
	$103	2.500%—06/01/2024-08/01/2035[1]	109
	716	4.500%—08/01/2040-09/01/2041	779
	2,039	5.500%—02/01/2038-07/01/2038	2,296
	7,663	6.000%—07/01/2016-05/01/2040	8,688
			11,872
		Federal Home Loan Mortgage Corp. REMIC[5]
	45	0.876%—11/15/2030[1]	46
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$94	8.000%—08/15/2022	$ 105
15	9.000%—12/15/2020	16
		167
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
172	1.456%—02/25/2045[1]	180
	Series E3 Cl. A
255	2.956%—08/15/2032[2]	267
		447
	Federal Home Loan Mortgage Corp. TBA[10]
38,000	3.500%—02/11/2046	39,703
14,000	4.000%—03/14/2046	14,908
28,000	4.500%—02/12/2045-03/14/2046	30,378
		84,989
	Federal Housing Authority Project
7	7.400%—02/01/2021	6 [y]
	Federal National Mortgage Association
340	1.685%—10/01/2040[1]	349
5,300	2.310%—08/01/2022	5,344
125	2.410%—05/01/2035[1]	132
2,047	2.430%—08/01/2035[1]	2,172
2,146	2.462%—06/01/2035[1]	2,271
11,333	2.475%—04/01/2019	11,650
6,000	2.870%—09/01/2027	6,013
2,446	3.000%—02/01/2021-11/01/2025	2,552
463	3.330%—11/01/2021	488
240	3.500%—03/01/2026-05/01/2027	255
22,478	4.000%—04/01/2018-10/01/2031	23,870
19,464	4.500%—01/01/2018-10/01/2042	20,963
11,562	5.000%—12/01/2022-07/01/2044	12,801
57,469	5.500%—02/01/2023-12/01/2043	64,648
22,625	6.000%—07/01/2016-09/01/2040	25,712
	Series 2003-W1 Cl. 1A1
252	5.792%—12/25/2042[2]	288
		179,508
	Federal National Mortgage Association REMIC[5]
	Series 2006-5 Cl. 3A2
168	2.327%—05/25/2035[2]	180
	Series 2011-98 Cl. ZL
64,940	3.500%—10/25/2041	66,969
	Series 2003-25 Cl. KP
912	5.000%—04/25/2033	1,005
		68,154
	Federal National Mortgage Association TBA[10]
59,000	3.000%—02/11/2046	60,201
208,000	3.500%—02/18/2030-02/11/2046	217,938
287,000	4.000%—03/12/2045-02/11/2046	306,369
88,000	4.500%—03/12/2045-02/11/2046	95,603
3,000	6.000%—02/12/2045	3,396
		683,507
	Government National Mortgage Association
32,484	5.000%—08/15/2033-07/15/2041	36,054
	Government National Mortgage Association II
162	1.625%—10/20/2025-11/20/2029[1]	169
485	1.750%—03/20/2017-02/20/2032[1]	498
98	1.875%—09/20/2023-07/20/2027[1]	101
170	2.000%—08/20/2022-10/20/2025[1]	176
28	2.500%—12/20/2024[1]	28
		972

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Government National Mortgage Association TBA[10]
$2,000	3.000%—02/19/2043	$ 2,060
31,000	3.500%—02/19/2043-02/22/2046	32,678
27,000	4.000%—02/22/2046	28,848
7,000	5.000%—02/19/2045	7,696
		71,282
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,115,630)		1,136,958

MUNICIPAL BONDS—4.5%
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,714
	California State University
3,900	6.434%—11/01/2030	5,044
	Chicago Transit Authority
240	6.300%—12/01/2021	255
7,200	6.899%—12/01/2040	8,513
		8,768
	City of Chicago, IL
5,800	7.750%—01/01/2042	5,930
	Clark County Nevada
14,000	6.350%—07/01/2029	15,964
	Denver Public Schools
34,000	7.017%—12/15/2037	46,470
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,437
	Public Power Generation Agency
600	7.242%—01/01/2041	736
	State of California
7,800	7.500%—04/01/2034	11,046
5,000	7.950%—03/01/2036	6,050
		17,096
	University of California
20,270	4.858%—05/15/2112	20,129
TOTAL MUNICIPAL BONDS
(Cost $102,584)		125,288

PREFERRED STOCKS—0.1%
(Cost $2,210)
Shares
DIVERSIFIED FINANCIAL SERVICES—0.1%
80,000	Citigroup Capital XIII	2,045

PURCHASED OPTIONS—0.1%
No. of Contracts/ Notional
	Federal National Mortgage Association Future 60 day
180,000	$78.00—02/04/2016	—
65,000	$80.00—02/04/2016	—
		—
PURCHASED OPTIONS—Continued
No. of Contracts/ Notional		Value
	Interest Rate Swap Option 1 year
960,300	1.250%—07/05/2016	$ 159
	Interest Rate Swap Option 2 year
40,700	2.100%—01/30/2018	663
	Interest Rate Swap Option 10 year
20,500	1.750%—01/29/2016	—
60,600	2.580%—05/12/2016-05/23/2016	87
		87
	Interest Rate Swap Option 30 year
16,600	2.910%—08/20/2018	1,042
6,000	2.930%—08/20/2018	361
5,300	2.940%—08/20/2018	320
		1,723
	U.S. Treasury Notes Future 5 year
7	$109.00—02/19/2016	55
1	$111.00—02/19/2016	5
1	$114.25—02/19/2016	7
1	$116.00—02/19/2016	5
		72
TOTAL PURCHASED OPTIONS
(Premiums Paid/Cost $5,910)		2,704

RIGHTS/WARRANTS— 0.0%
(Cost $15)
Shares
AUTOMOBILES— 0.0%
36,000	General Motors Co. Escrow	— [z]

U.S. GOVERNMENT OBLIGATIONS—40.4%
Principal Amount
	U.S. Treasury Bonds
$40,400	2.500%—02/15/2045	38,299
71,400	2.750%—08/15/2042-11/15/2042	71,873
56,200	2.875%—05/15/2043-08/15/2045	57,586
65,130	3.000%—05/15/2042-11/15/2045	68,672
112,200	3.125%—02/15/2042-08/15/2044	121,010
45,500	3.375%—05/15/2044	51,442
5,400	4.250%—05/15/2039	6,992
19,200	4.375%—11/15/2039-05/15/2040	25,303
12,000	4.625%—02/15/2040	16,373
		457,550
	U.S. Treasury Inflation Indexed Bonds[11]
28,983	0.125%—04/15/2020-01/15/2022[12]	28,868
14,863	0.125%—07/15/2022	14,715
10,221	0.250%—01/15/2025	9,961
15,113	0.375%—07/15/2025	14,937
3,791	0.625%—07/15/2021	3,892
10,601	0.750%—02/15/2042-02/15/2045	9,562
3,472	1.125%—01/15/2021	3,644
7,618	1.250%—07/15/2020[12]	8,052
2,241	1.375%—02/15/2044	2,350
93,470	1.750%—01/15/2028	104,247
72,230	2.000%—01/15/2026	82,096
151,362	2.375%—01/15/2025-01/15/2027	176,792

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost, Notional and Principal Amounts in Thousands

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$442	2.500%—01/15/2029	$ 534
1,321	3.625%—04/15/2028	1,759
8,663	3.875%—04/15/2029	11,991
		473,400
	U.S. Treasury Notes
16,800	1.375%—03/31/2020[12]	16,898
41,000	1.750%—09/30/2022	41,304
1,000	2.000%—08/31/2021[12]	1,029
7,800	2.000%—10/31/2021	8,014
95,900	2.250%—11/15/2024	98,839
4,800	2.375%—08/15/2024[12]	5,000
25,000	2.500%—05/15/2024[12]	26,311
5,900	2.750%—02/15/2024[12]	6,327
		203,722
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $1,129,147)		1,134,672

SHORT-TERM INVESTMENTS—1.2%
COMMERCIAL PAPER—0.7%
	ENI Finance USA Inc.
17,600	1.280%—06/02/2016-06/03/2016	17,556
SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
REPURCHASE AGREEMENTS—0.4%
$12,590	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $12,843)	$ 12,590
U.S. GOVERNMENT OBLIGATIONS—0.1%
	U.S. Treasury Bills
3,251	0.261%—02/18/2016[12]	3,251
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,364)		33,397
TOTAL INVESTMENTS—128.7%
(Cost $3,588,195)		3,611,666
CASH AND OTHER ASSETS, LESS LIABILITIES—(28.7)%		(806,248)
TOTAL NET ASSETS—100.0%		$2,805,418

FUTURES CONTRACTS OPEN AT JANUARY 31, 2016
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Bankers Acceptance Futures (Buy)	574	CAD$ 143,500	03/14/2016	$ (2)
Bankers Acceptance Futures (Buy)	277	69,250	06/13/2016	1
Canadian Government Bond Futures 10 year (Sell)	280	28,000	03/21/2016	(930)
Euribor Interest Rate 3 month (Buy)	429	€ 107,250	03/14/2016	104
Euro-BOBL Futures (Buy)	269	26,900	03/08/2016	445
Euro-BTP Futures (Buy)	331	33,100	03/08/2016	771
Euro-BTP Futures (Sell)	68	6,800	03/08/2016	(183)
Euro-Schatz Futures (Buy)	60	6,000	03/08/2016	21
United Kingdom GILT Futures 90 day (Sell)	8	£ 800	03/29/2016	(30)
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	524	65,500	12/21/2016	(401)
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	699	87,375	06/21/2017	(1,017)
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	141	17,625	09/20/2017	(87)
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	1,599	199,875	03/21/2018	(381)
Eurodollar Futures-CME 90 day (Sell)	283	$ 70,750	06/13/2016	(261)
Eurodollar Futures-CME 90 day (Sell)	344	86,000	09/19/2016	(477)
Eurodollar Futures-CME 90 day (Sell)	2,635	658,750	03/13/2017	(5,139)
Eurodollar Futures-CME 90 day (Sell)	1,305	326,250	09/18/2017	(2,929)
Eurodollar Futures-CME 90 day (Sell)	621	155,250	12/18/2017	(1,433)
Eurodollar Futures-CME 90 day (Sell)	1,151	287,750	03/19/2018	(381)
Eurodollar Futures-CME 90 day (Sell)	1,022	255,500	06/18/2018	(321)
U.S. Treasury Bond Futures 30 year (Buy)	686	68,600	03/21/2016	4,229
U.S. Treasury Note Futures 5 year (Buy)	10,034	1,003,400	03/31/2016	20,790
U.S. Treasury Note Futures 10 year (Sell)	5,126	512,600	03/21/2016	(15,966)
Total Futures Contracts				$ (3,577)

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2016
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
Euro-Bund Futures (Call)	CME Group	65	€ 163.00	05/26/2016	$30	$(71)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Index/Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	14,100,000	215.95 [j]	03/12/2020	$ 119	$ (8)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	33,900,000	216.69 [j]	04/07/2020	302	(21)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	15,100,000	217.97 [j]	09/29/2020	195	(11)
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	5,100,000	215.950 [j]	03/10/2020	38	(3)
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	15,600,000	218.01 [j]	10/13/2020	153	(12)
Credit Default Option 5 year (Put)	BNP Paribas SA	28,900,000	1.000%	04/20/2016	80	(48)
Credit Default Option 5 year (Put)	Goldman Sachs International	9,500,000	1.000	04/20/2016	24	(16)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.100	01/30/2018	212	(219)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.600	01/30/2018	368	(406)
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	172,800,000	2.500	05/12/2016	582	(10)
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	402,200,000	2.500	05/23/2016	1257	(31)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	37,700,000	1.900	02/16/2016	153	—
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	49,600,000	2.800	08/20/2018	1,155	(550)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.100	01/29/2016	78	—
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.300	01/29/2016	119	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	143,500,000	1.900	02/16/2016	592	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	72,800,000	2.800	08/20/2018	1624	(808)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	7,900,000	$ 6.30	01/11/2018	421	(418)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Deutsche Bank AG	10,900,000	4.25	02/10/2016	130	(12)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	5,600,000	4.22	02/04/2016	62	(2)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	1,400,000	4.30	03/03/2016	24	(7)
Currency Option Australian Dollar U.S. Dollar (Put)	BNP Paribas SA	10,200,000	AUD$ 0.69	03/15/2016	50	(56)
Currency Option Australian Dollar U.S. Dollar (Put)	Goldman Sachs Bank USA	3,000,000	0.67	02/25/2016	18	(3)
Currency Option Australian Dollar U.S. Dollar (Put)	Société Générale Paris	17,000,000	0.67	02/23/2016	92	(16)
Currency Option Euro vs. U.S. Dollar (Call)	BNP Paribas SA	14,200,000	€ 1.10	02/24/2016	61	(52)
Currency Option Euro vs. U.S. Dollar (Call)	BNP Paribas SA	7,300,000	1.11	02/26/2016	39	(24)
Currency Option Euro vs. U.S. Dollar (Call)	Goldman Sachs Bank USA	5,400,000	1.11	03/23/2016	34	(31)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	15,900,000	$ 4.60	03/14/2016	448	(33)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Deutsche Bank AG	10,600,000	4.55	03/17/2016	268	(33)
Currency Option U.S. Dollar vs. Canadian Dollar (Call)	JP Morgan Chase Bank NA	6,900,000	1.50	03/18/2016	49	(10)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	HSBC Bank USA NA	19,500,000	7.00	04/08/2016	152	(94)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	BNP Paribas SA	5,800,000	116.10	03/18/2016	49	(20)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Citibank NA	9,600,000	115.60	03/23/2016	77	(32)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	JP Morgan Chase Bank NA	20,800,000	115.00	03/24/2016	147	(61)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	10,300,000	17.40	02/05/2016	101	(441)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	10,300,000	17.65	03/08/2016	116	(373)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	3,100,000	17.85	02/09/2016	30	(66)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	Goldman Sachs Bank USA	5,500,000	18.50	03/10/2016	50	(64)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	HSBC Bank USA NA	5,200,000	17.90	02/11/2016	30	(104)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	HSBC Bank USA NA	4,500,000	18.10	03/11/2016	48	(94)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	8,100,000	17.80	02/04/2016	35	(176)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	6,200,000	17.95	02/24/2016	65	(134)
Currency Option U.S. Dollar vs. Mexican Peso (Call)	JP Morgan Chase Bank NA	10,300,000	19.00	03/15/2016	83	(66)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Citibank NA	4,500,000	71.50	03/09/2016	97	(330)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	HSBC Bank USA NA	6,500,000	87.00	12/08/2016	279	(485)
Currency Option U.S. Dollar vs. Russian Ruble (Call)	Société Générale Paris	3,400,000	74.00	03/09/2016	62	(175)
Total Written Options Not Settled Through Variation Margin					10,168	$(5,555)
Total Written Options					$10,198	$(5,626)

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2016
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	BNP Paribas SA	$ 20,911	$ 20,753	02/11/2016	$ 158
Australian Dollar (Buy)	Citibank NA	2,557	2,559	02/11/2016	(2)
Australian Dollar (Buy)	Goldman Sachs Bank USA	12,413	12,114	02/11/2016	299
Australian Dollar (Buy)	JP Morgan Chase Bank NA	6,487	6,396	02/11/2016	91
Australian Dollar (Sell)	Goldman Sachs Bank USA	4,138	4,135	02/11/2016	(3)
Brazilian Real (Buy)	BNP Paribas SA	1,723	1,699	02/02/2016	24
Brazilian Real (Buy)	Credit Suisse International	1,284	1,271	02/02/2016	13
Brazilian Real (Buy)	Deutsche Bank AG	7,127	7,201	02/02/2016	(74)
Brazilian Real (Buy)	Deutsche Bank AG	3,626	3,579	02/02/2016	47
Brazilian Real (Buy)	Goldman Sachs Bank USA	4,908	4,858	02/02/2016	50
Brazilian Real (Buy)	HSBC Bank USA	2,967	2,940	02/02/2016	27
Brazilian Real (Buy)	JP Morgan Chase Bank	11,044	10,932	02/02/2016	112
Brazilian Real (Buy)	JP Morgan Chase Bank	10,947	10,508	03/02/2016	439
Brazilian Real (Buy)	JP Morgan Chase Bank	336	480	01/03/2018	(144)
Brazilian Real (Sell)	BNP Paribas SA	1,722	1,705	02/02/2016	(17)
Brazilian Real (Sell)	BNP Paribas SA	337	484	01/03/2018	147
Brazilian Real (Sell)	Credit Suisse International	1,284	1,281	02/02/2016	(3)
Brazilian Real (Sell)	Credit Suisse International	10,611	10,413	04/04/2016	(198)
Brazilian Real (Sell)	Deutsche Bank AG	10,753	10,643	02/02/2016	(110)
Brazilian Real (Sell)	Goldman Sachs Bank USA	2,454	2,429	02/02/2016	(25)
Brazilian Real (Sell)	Goldman Sachs Bank USA	22,645	26,682	04/04/2016	4,037
Brazilian Real (Sell)	HSBC Bank USA	5,935	5,875	02/02/2016	(60)
Brazilian Real (Sell)	JP Morgan Chase Bank	11,044	10,594	02/02/2016	(450)
British Pound Sterling (Buy)	Citibank NA	971	1,017	02/11/2016	(46)
British Pound Sterling (Buy)	HSBC Bank USA	41,074	40,947	02/02/2016	127
British Pound Sterling (Sell)	Citibank NA	37,824	39,395	02/02/2016	1,571
British Pound Sterling (Sell)	HSBC Bank USA	41,076	40,948	03/02/2016	(128)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	3,251	3,324	02/02/2016	73
Canadian Dollar (Buy)	Citibank NA	10,683	11,224	02/11/2016	(541)
Canadian Dollar (Buy)	Goldman Sachs Bank USA	4,907	4,739	02/02/2016	168
Canadian Dollar (Buy)	JP Morgan Chase Bank NA	80,827	79,566	02/02/2016	1,261
Canadian Dollar (Buy)	JP Morgan Chase Bank NA	19,248	20,319	02/11/2016	(1,071)
Canadian Dollar (Sell)	Barclays Bank plc	3,652	3,585	02/02/2016	(67)
Canadian Dollar (Sell)	JP Morgan Chase Bank NA	34,633	33,558	02/02/2016	(1,075)
Canadian Dollar (Sell)	JP Morgan Chase Bank NA	1,803	1,891	02/11/2016	88
Canadian Dollar (Sell)	JP Morgan Chase Bank NA	43,284	42,555	03/02/2016	(729)
Canadian Dollar (Sell)	Société Générale	47,450	47,979	02/02/2016	529
Chinese Yuan (Buy)	BNP Paribas SA	13,188	13,146	09/14/2016	42
Chinese Yuan (Buy)	BNP Paribas SA	7,081	7,080	10/11/2016	1
Chinese Yuan (Buy)	BNP Paribas SA	934	935	12/05/2016	(1)
Chinese Yuan (Buy)	BNP Paribas SA	7,439	7,442	12/07/2016	(3)
Chinese Yuan (Buy)	Deutsche Bank AG	3,873	3,864	09/26/2016	9
Chinese Yuan (Buy)	Deutsche Bank AG	8,060	8,090	12/05/2016	(30)
Chinese Yuan (Buy)	Goldman Sachs Bank USA	7,921	7,922	10/11/2016	(1)
Chinese Yuan (Buy)	Goldman Sachs Bank USA	19,286	19,161	10/11/2016	125
Chinese Yuan (Buy)	JP Morgan Chase Bank	5,207	5,435	09/14/2016	(228)
Chinese Yuan (Buy)	JP Morgan Chase Bank	4,163	4,164	09/30/2016	(1)
Chinese Yuan (Buy)	JP Morgan Chase Bank	6,991	6,975	09/30/2016	16
Chinese Yuan (Buy)	UBS AG	4,058	4,029	09/26/2016	29
Chinese Yuan (Sell)	BNP Paribas SA	12,623	12,793	09/14/2016	170
Chinese Yuan (Sell)	BNP Paribas SA	7,486	7,483	10/11/2016	(3)
Chinese Yuan (Sell)	BNP Paribas SA	940	940	10/11/2016	—
Chinese Yuan (Sell)	Goldman Sachs Bank USA	7,931	7,934	09/26/2016	3
Chinese Yuan (Sell)	HSBC Bank USA	21,248	21,995	10/11/2016	747
Chinese Yuan (Sell)	HSBC Bank USA	7,439	7,654	12/07/2016	215
Chinese Yuan (Sell)	JP Morgan Chase Bank	11,155	11,541	09/30/2016	386
Chinese Yuan (Sell)	JP Morgan Chase Bank	4,161	4,160	10/11/2016	(1)
Chinese Yuan (Sell)	JP Morgan Chase Bank	4,554	4,732	10/11/2016	178
Chinese Yuan (Sell)	JP Morgan Chase Bank	8,995	9,235	12/05/2016	240
Chinese Yuan (Sell)	UBS AG	5,772	5,950	09/14/2016	178
Euro Currency (Buy)	Citibank NA	30,151	30,263	02/02/2016	(112)
Euro Currency (Buy)	Citibank NA	36,386	36,068	02/02/2016	318
Euro Currency (Buy)	Deutsche Bank AG	13,741	17,075	06/13/2016	(3,334)
Euro Currency (Buy)	JP Morgan Chase Bank NA	4,034	4,065	02/02/2016	(31)
Euro Currency (Buy)	JP Morgan Chase Bank NA	7,617	7,726	02/11/2016	(109)
Euro Currency (Buy)	UBS AG	28,663	28,681	02/02/2016	(18)

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	Barclays Bank plc	$ 21,363	$ 26,995	06/27/2016	$ 5,632
Euro Currency (Sell)	Citibank NA	3,788	3,815	03/02/2016	27
Euro Currency (Sell)	Deutsche Bank AG	1,950	2,422	02/01/2016	472
Euro Currency (Sell)	Deutsche Bank AG	27,447	34,552	06/13/2016	7,105
Euro Currency (Sell)	JP Morgan Chase Bank NA	16,902	16,890	02/02/2016	(12)
Euro Currency (Sell)	JP Morgan Chase Bank NA	4,666	4,710	02/11/2016	44
Euro Currency (Sell)	JP Morgan Chase Bank NA	1,080	1,079	03/02/2016	(1)
Euro Currency (Sell)	JP Morgan Chase Bank NA	1,839	1,853	03/02/2016	14
Euro Currency (Sell)	UBS AG	82,331	83,070	02/02/2016	739
Euro Currency (Sell)	UBS AG	22,578	22,581	03/02/2016	3
Indian Rupee (Buy)	Citibank NA	311	315	05/24/2016	(4)
Japanese Yen (Buy)	Citibank NA	14,979	14,751	02/12/2016	228
Japanese Yen (Buy)	Goldman Sachs Bank USA	10,203	10,504	02/02/2016	(301)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	186,414	191,094	02/02/2016	(4,680)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	14,287	14,053	02/12/2016	234
Japanese Yen (Buy)	UBS AG	32,516	32,178	02/12/2016	338
Japanese Yen (Sell)	Citibank NA	10,933	11,194	02/02/2016	261
Japanese Yen (Sell)	JP Morgan Chase Bank NA	185,684	187,402	02/02/2016	1,718
Japanese Yen (Sell)	JP Morgan Chase Bank NA	7,455	7,326	02/12/2016	(129)
Japanese Yen (Sell)	JP Morgan Chase Bank NA	163,153	166,949	03/02/2016	3,796
Malaysian Ringgit (Buy)	Barclays Capital	3,557	3,468	02/16/2016	89
Malaysian Ringgit (Buy)	Barclays Capital	707	669	05/24/2016	38
Malaysian Ringgit (Buy)	Citibank NA	6,086	5,930	05/24/2016	156
Malaysian Ringgit (Buy)	Deutsche Bank AG	8,258	8,014	05/24/2016	244
Malaysian Ringgit (Buy)	Goldman Sachs Bank USA	6,330	5,942	02/11/2016	388
Malaysian Ringgit (Buy)	HSBC Bank USA	9,883	9,376	05/24/2016	507
Malaysian Ringgit (Buy)	JP Morgan Chase Bank	1,758	1,709	05/24/2016	49
Malaysian Ringgit (Buy)	Société Générale	2,777	2,698	05/24/2016	79
Malaysian Ringgit (Buy)	UBS AG	869	819	02/11/2016	50
Malaysian Ringgit (Buy)	UBS AG	9,707	9,420	05/24/2016	287
Malaysian Ringgit (Sell)	Barclays Capital	13,993	13,572	02/26/2016	(421)
Malaysian Ringgit (Sell)	BNP Paribas SA	422	395	02/16/2016	(27)
Malaysian Ringgit (Sell)	BNP Paribas SA	12,960	12,364	05/24/2016	(596)
Malaysian Ringgit (Sell)	Citibank NA	3,065	2,886	02/12/2016	(179)
Malaysian Ringgit (Sell)	Citibank NA	6,266	5,899	05/24/2016	(367)
Malaysian Ringgit (Sell)	Deutsche Bank AG	2,328	2,183	02/16/2016	(145)
Malaysian Ringgit (Sell)	HSBC Bank USA	7,199	6,756	02/11/2016	(443)
Malaysian Ringgit (Sell)	HSBC Bank USA	4,567	4,359	05/24/2016	(208)
Malaysian Ringgit (Sell)	Société Générale	2,110	1,994	02/12/2016	(116)
Malaysian Ringgit (Sell)	Société Générale	2,655	2,478	02/16/2016	(177)
Malaysian Ringgit (Sell)	UBS AG	2,656	2,491	05/24/2016	(165)
Mexican Peso (Buy)	Barclays Bank plc	1,968	2,071	03/14/2016	(103)
Mexican Peso (Buy)	Barclays Bank plc	1,793	1,753	03/14/2016	40
Mexican Peso (Buy)	Citibank NA	517	524	03/14/2016	(7)
Mexican Peso (Buy)	Citibank NA	511	504	03/14/2016	7
Mexican Peso (Buy)	Credit Suisse International	473	479	03/14/2016	(6)
Mexican Peso (Buy)	Goldman Sachs Bank USA	1,877	1,970	03/14/2016	(93)
Mexican Peso (Buy)	Goldman Sachs Bank USA	2,541	2,485	03/14/2016	56
Mexican Peso (Buy)	JP Morgan Chase Bank NA	7,875	8,347	03/14/2016	(472)
Mexican Peso (Buy)	Royal Bank of Scotland plc	2,426	2,389	03/14/2016	37
Mexican Peso (Buy)	UBS AG	5,797	6,100	03/14/2016	(303)
Mexican Peso (Sell)	BNP Paribas SA	3,546	3,774	03/14/2016	228
Mexican Peso (Sell)	Citibank NA	5,748	5,975	03/14/2016	227
Mexican Peso (Sell)	Goldman Sachs Bank USA	20,931	22,200	03/14/2016	1,269
Mexican Peso (Sell)	UBS AG	3,075	3,238	03/14/2016	163
New Israeli Sheqel (Buy)	Barclays Bank plc	2,396	2,444	02/18/2016	(48)
New Israeli Sheqel (Buy)	BNP Paribas SA	6,792	6,933	02/18/2016	(141)
New Israeli Sheqel (Buy)	Citibank NA	2,921	2,980	02/18/2016	(59)
New Israeli Sheqel (Buy)	JP Morgan Chase Bank NA	39,000	39,789	02/18/2016	(789)
New Israeli Sheqel (Buy)	Royal Bank of Scotland plc	1,611	1,637	02/18/2016	(26)
New Israeli Sheqel (Buy)	Société Générale	10,666	10,918	02/18/2016	(252)
New Israeli Sheqel (Sell)	Deutsche Bank AG	63,408	64,723	02/18/2016	1,315
Russian Ruble (Buy)	Deutsche Bank AG	1,789	1,616	03/23/2016	173
Russian Ruble (Buy)	Deutsche Bank AG	22,732	23,906	04/15/2016	(1,174)
Russian Ruble (Buy)	Goldman Sachs Bank USA	2,743	2,846	03/23/2016	(103)
Russian Ruble (Buy)	Goldman Sachs Bank USA	3,035	2,829	03/23/2016	206

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Russian Ruble (Buy)	Société Générale	$ 9,227	$ 10,512	03/23/2016	$ (1,285)
Russian Ruble (Buy)	Société Générale	3,472	3,157	03/23/2016	315
Russian Ruble (Sell)	Goldman Sachs Bank USA	4,630	4,425	03/23/2016	(205)
Russian Ruble (Sell)	JP Morgan Chase Bank	1,145	1,121	04/15/2016	(24)
Russian Ruble (Sell)	JP Morgan Chase Bank	2,538	2,648	04/15/2016	110
Russian Ruble (Sell)	Société Générale	2,479	2,437	03/23/2016	(42)
Russian Ruble (Sell)	Société Générale	2,404	2,363	04/15/2016	(41)
Singapore Dollar (Buy)	Barclays Bank plc	12,072	12,007	02/26/2016	65
Singapore Dollar (Buy)	Citibank NA	3,921	3,906	02/26/2016	15
Singapore Dollar (Buy)	Deutsche Bank AG	2,026	2,020	02/26/2016	6
Singapore Dollar (Buy)	Goldman Sachs Bank USA	1,327	1,324	02/26/2016	3
Singapore Dollar (Buy)	HSBC Bank USA	3,142	3,138	02/26/2016	4
Singapore Dollar (Buy)	Société Générale	3,797	3,789	02/26/2016	8
Singapore Dollar (Sell)	Citibank NA	3,343	3,318	02/26/2016	(25)
Singapore Dollar (Sell)	Goldman Sachs Bank USA	3,787	3,840	02/26/2016	53
Singapore Dollar (Sell)	HSBC Bank USA	1,493	1,477	02/26/2016	(16)
Singapore Dollar (Sell)	HSBC Bank USA	105	106	02/26/2016	1
Singapore Dollar (Sell)	JP Morgan Chase Bank NA	8,076	8,028	02/26/2016	(48)
Singapore Dollar (Sell)	JP Morgan Chase Bank NA	5,756	5,806	02/26/2016	50
Singapore Dollar (Sell)	Société Générale	3,644	3,668	02/26/2016	24
South Korean Won (Buy)	Citibank NA	713	716	05/24/2016	(3)
South Korean Won (Buy)	Credit Suisse International	6,971	7,020	02/16/2016	(49)
South Korean Won (Buy)	HSBC Bank USA	252	254	05/24/2016	(2)
South Korean Won (Buy)	JP Morgan Chase Bank	3,419	3,446	05/24/2016	(27)
South Korean Won (Sell)	Barclays Capital	2,039	2,045	05/24/2016	6
South Korean Won (Sell)	Citibank NA	4,785	4,772	02/16/2016	(13)
South Korean Won (Sell)	Credit Suisse International	893	893	02/16/2016	—
South Korean Won (Sell)	Goldman Sachs Bank USA	2,354	2,353	02/16/2016	(1)
South Korean Won (Sell)	JP Morgan Chase Bank	2,253	2,251	05/24/2016	(2)
Swiss Franc (Buy)	JP Morgan Chase Bank NA	8,301	8,338	02/11/2016	(37)
Swiss Franc (Buy)	UBS AG	2,572	2,584	02/11/2016	(12)
Swiss Franc (Sell)	JP Morgan Chase Bank NA	10,984	11,267	02/11/2016	283
Taiwan Dollar (Buy)	Barclays Capital	3,534	3,515	05/24/2016	19
Taiwan Dollar (Buy)	Citibank NA	2,989	2,990	02/16/2016	(1)
Taiwan Dollar (Buy)	Citibank NA	2,748	2,744	02/26/2016	4
Taiwan Dollar (Buy)	Citibank NA	2,123	2,125	05/24/2016	(2)
Taiwan Dollar (Buy)	Citibank NA	2,363	2,361	05/24/2016	2
Taiwan Dollar (Buy)	JP Morgan Chase Bank	3,043	3,028	02/26/2016	15
Taiwan Dollar (Buy)	JP Morgan Chase Bank	2,849	2,853	05/24/2016	(4)
Taiwan Dollar (Buy)	Société Générale	3,592	3,578	02/26/2016	14
Taiwan Dollar (Buy)	UBS AG	781	780	02/16/2016	1
Taiwan Dollar (Sell)	Barclays Capital	3,498	3,569	02/26/2016	71
Taiwan Dollar (Sell)	Goldman Sachs Bank USA	2,828	2,893	02/26/2016	65
Taiwan Dollar (Sell)	Goldman Sachs Bank USA	4,043	4,036	05/24/2016	(7)
Taiwan Dollar (Sell)	HSBC Bank USA	667	667	02/16/2016	—
Taiwan Dollar (Sell)	HSBC Bank USA	6,038	6,048	05/24/2016	10
Taiwan Dollar (Sell)	JP Morgan Chase Bank	2,077	2,066	02/16/2016	(11)
Taiwan Dollar (Sell)	JP Morgan Chase Bank	4,725	4,776	02/26/2016	51
Taiwan Dollar (Sell)	JP Morgan Chase Bank	1,453	1,452	05/24/2016	(1)
Taiwan Dollar (Sell)	Société Générale	2,285	2,285	02/16/2016	—
Total Forward Currency Contracts					$17,312

SWAP AGREEMENTS OPEN AT JANUARY 31, 2016
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.700%	12/19/2024	CAD$ 6,500	$ (176)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.880	10/05/2017	£ 40,400	(428)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	12/16/2017	87,100	(545)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	03/16/2018	96,200	(764)

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.000%	06/15/2018	£ 30,400	$ (312)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.250	09/21/2018	19,900	(223)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	09/21/2018	11,700	(127)
CME Group	Mexico Interbank TIIE 28 Day	Pay	3.610	03/14/2016	MEX$ 5,831,000	(25)
CME Group	Mexico Interbank TIIE 28 Day	Pay	4.060	08/24/2016	3,755,300	128
CME Group	Mexico Interbank TIIE 28 Day	Pay	4.390	07/28/2017	266,800	56
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019	144,000	64
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.010	10/10/2019	41,000	34
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.270	02/05/2020	864,800	719
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.620	06/02/2020	181,400	148
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.540	06/11/2020	140,000	109
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.310	10/22/2020	280,700	164
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.350	06/02/2021	213,600	197
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.610	07/07/2021	30,800	32
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.570	10/08/2021	108,200	134
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.610	10/08/2021	36,000	44
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.430	11/17/2021	1,158,500	1,404
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.920	12/08/2021	26,400	31
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.800	12/10/2021	100	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.850	12/21/2021	80,600	89
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.940	07/13/2022	4,200	6
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.830	01/12/2023	239,800	212
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.530	06/05/2025	213,600	296
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2019	$ 46,700	(727)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	138,000	(2,520)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500	02/02/2021	20,500	6
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	17,500	490
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	222,000	(5,286)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.350	08/05/2025	37,900	(1,977)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	14,900	(460)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	65,200	(1,960)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	12/16/2045	296,500	(23,597)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	06/15/2046	7,700	(459)
CME Group	Federal Funds Effective Rate U.S.	Pay	0.500	06/17/2016	46,600	(5)
Interest Rate Swaps						$(35,228)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Mexico Interbank TIIE 28 Day	Pay	6.920%	11/28/2029	MEX$ 300	$ 1
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023	15,300	44
Interest Rate Swaps						$45
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	TESCO plc 6.000% due 12/14/2029	Sell	1.000%	12/20/2020	2.891%	$(458)	$(483)	€ 5,000	$ 25
BNP Paribas SA	Volkswagen International Finance 5.380% due 05/22/2018	Sell	1.000	12/20/2017	1.627	(24)	(42)	2,100	18
Citibank NA	Volkswagen International Finance 5.380% due 05/22/2018	Sell	1.000	03/20/2017	1.539	(41)	94	7,700	(135)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.268	14	37	$ 2,400	(23)

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Chesapeake Energy Corporation 6.630% due 08/15/2020	Sell	5.000%	09/20/2018	13.831%	$(297)	$ (48)	$ 500	$ (249)
Goldman Sachs International	Chesapeake Energy Corporation 6.630% due 08/15/2020	Sell	5.000	06/20/2019	15.258	(640)	(63)	1,000	(577)
Goldman Sachs International	Chesapeake Energy Corporation 6.630% due 08/15/2020	Sell	5.000	09/20/2020	16.433	(2,920)	(556)	4,300	(2,364)
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.722	15	(46)	7,000	61
Citibank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.722	55	(81)	25,800	136
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.722	32	(44)	15,200	76
Goldman Sachs International	JP Morgan Chase & Co. 6.000% due 01/15/2018	Sell	1.000	12/20/2020	0.750	31	18	3,000	13
Morgan Stanley Capital Services LLC	Markit CMBX North America AAA Indices	Sell	0.080	12/13/2049	0.000	(19)	(104)	15,095	85
Citibank NA	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	12/20/2020	0.842	(17)	13	9,000	(30)
Deutsche Bank AG	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2018	0.546	148	186	14,100	(38)
Barclays Bank plc	People’s Republic of China Senior Unsecured	Sell	1.000	12/20/2018	0.632	4	6	600	(2)
Citibank NA	People’s Republic of China Senior Unsecured	Sell	1.000	12/20/2018	0.661	12	16	1,700	(4)
Barclays Bank plc	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	7.557	(858)	(353)	2,900	(505)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	06/20/2018	7.157	(180)	(130)	900	(50)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	7.557	(177)	(87)	600	(90)
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	7.419	(503)	(184)	1,700	(319)
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	7.570	(62)	(37)	200	(25)
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	7.557	(621)	(237)	2,100	(384)
Morgan Stanley Capital Services LLC	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	7.557	(739)	(231)	2,500	(508)
Citibank NA	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	6.115	(340)	87	1,700	(427)
Goldman Sachs International	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	6.115	(260)	70	1,300	(330)
Deutsche Bank AG	The Export-Import Bank of China Senior Unsecured	Sell	1.000	06/20/2017	0.480	3	(21)	500	24
Citibank NA	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.820	26	31	8,000	(5)
JP Morgan Chase Bank NA	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	06/20/2017	0.391	9	15	1,000	(6)
Citibank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.423	176	11	59,600	165
Citibank NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2020	1.448	(556)	(330)	14,800	(226)
Goldman Sachs International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2020	1.454	(466)	(274)	12,400	(192)
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2016	0.500	2	3	600	(1)
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.424	1	—	300	1
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2016	0.500	4	6	1,000	(2)

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Verizon Communications Inc. 5.500% due 04/01/2017	Sell	1.000%	09/20/2018	0.373%	$8	$13	$ 500	(5)
Credit Default Swaps									$ (5,893)
Total Swaps									$(41,076)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2016
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 29,000	Federal National Mortgage Association TBA[1]	$32,790	$(32,830)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 155,130	$ —	$ 155,130
Bank Loan Obligations	—	22,174	—	22,174
Collateralized Mortgage Obligations	—	234,049	—	234,049
Corporate Bonds & Notes	—	658,826	21,636	680,462
Foreign Government Obligations	—	84,787	—	84,787
Mortgage Pass-Through	—	1,136,952	6	1,136,958
Municipal Bonds	—	125,288	—	125,288
Preferred Stocks	2,045	—	—	2,045
Purchased Options	72	2,632	—	2,704
Rights/Warrants	—	—	—	—
U.S. Government Obligations	—	1,134,672	—	1,134,672
Short-Term Investments
Commercial Paper	—	17,556	—	17,556
Repurchase Agreements	—	12,590	—	12,590
U.S. Government Obligations	—	3,251	—	3,251
Total Investments in Securities	$ 2,117	$3,587,907	$21,642	$3,611,666
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 39,332	$ —	$ 39,332
Futures Contracts	26,361	—	—	26,361
Swap Agreements	—	5,012	—	5,012
Total Financial Derivative Instruments - Assets	$ 26,361	$ 44,344	$ —	$ 70,705
Liability Category
Fixed Income Investments Sold Short	$ —	$ (32,830)	$ —	$ (32,830)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (22,020)	$ —	$ (22,020)
Futures Contracts	(29,938)	—	—	(29,938)
Swap Agreements	—	(46,088)	—	(46,088)
Written Options	(71)	(5,555)	—	(5,626)
Total Financial Derivative Instruments - Liabilities	$(30,009)	$ (73,663)	$ —	$ (103,672)
Total Investments	$ (1,531)	$3,525,758	$21,642	$3,545,869

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2016.
Valuation Description	Balance Beginning at 11/01/2015 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2016 (000s)[u]
Corporate Bonds & Notes	$24,607	$ 65	$ (156)	$ (3)	$ 3	$(2,880)	$—	$—	$21,636
Mortgage Pass-Through	1,473	—	(1,469)	—	(8)	10	—	—	6
Rights/Warrants	—	—	—	—	—	—	—	—	—
	$26,080	$ 65	$(1,625)	$ (3)	$ (5)	$(2,870)	$—	$—	$21,642
There were no transfers between levels during the period.
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2016 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Corporate Bonds & Notes
Blackstone Group LP 9.625%—03/19/2019[4]	$ 2,878	Benchmark Pricing	Base Price Plus Spread	$ 100.30
Keane Group Holdings LLC 8.500%—08/08/2019	18,758	Proxy Pricing	Credit Curves	77.45
$21,636
Mortgage Pass-Through
Federal Housing Authority Project 7.400%—02/01/2021	$ 6	Benchmark Pricing	Base Price	$ 96.50
Rights/Warrants
General Motors Co. Escrow	$ —	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00
$ 21,642
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	604	(6,561)
Foreign Exchange Contracts	39,332	(25,432)
Interest Rate Contracts	33,473	(71,679)
Total	$73,409	$(103,672)

Harbor Bond Fund
Portfolio of Investments—Continued

1		Floating rate security, the stated rate represents the rate in effect at January 31, 2016.
2		Variable rate security, the stated rate represents the rate in effect at January 31, 2016.
3		CLO after the name of a security stands for Collateralized Loan Obligation.
4		Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $184,403 or 7% of net assets.
5		REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
6		MTN after the name of a security stands for Medium Term Note.
7		Perpetuity bond, the maturity date represents the next callable date.
8		Step coupon security, the stated rate represents the rate in effect at January 31, 2016.
9		Zero coupon bond.
10		TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2016. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11		Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
12		At January 31, 2016, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $62,736 or 2% of net assets.
b		If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c		If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d		Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e		The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f		The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
j		Amount represents Index Value.
u		The net unrealized appreciation/(depreciation) per investment type is as below:
	Valuation Description	Unrealized Gain/(Loss) as of 01/31/2016 (000s)
	Corporate Bonds & Notes	($5,001)
	Mortgage Pass-Through	$ 1
	Rights/Warrants	($ 15)
($5,015)
w		Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms plus a spread, which is a Level 3 input.
x		Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using credit curves, which is a Level 3 input.
y		Fair Valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value, which is a Level 3 input.
z		Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.
R$		Brazilian Real
£		British Pound
CAD$		Canadian Dollar
€		Euro
MEX$		Mexican Peso
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, Notional, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -36.8%)
ASSET-BACKED SECURITIES—5.3%
Principal Amount		Value
	Aegis Asset Backed Securities Trust
	Series 2004-6 Cl. M2
$726	1.427%—03/25/2035[1]	$ 667
	Citigroup Mortgage Loan Trust Inc.
	Series 2006-NC1 Cl. A1
1,067	0.557%—08/25/2036[1,2]	966
	Countrywide Asset Backed Certificates
	Series 2007-12 Cl. 2A2
135	0.927%—08/25/2047[1]	133
	First Franklin Mortgage Loan Trust
	Series 2005-FFH1 Cl. M2
900	1.207%—06/25/2036[1]	646
	GSAMP Trust
	Series 2004-WF Cl. M2
181	2.077%—10/25/2034[1]	168
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
766	0.628%—05/21/2021[1,2]	751
	JP Morgan Mortgage Acquisition Trust
	Series 2007-CH5 Cl. A4
700	0.587%—05/25/2037[1]	645
	Long Beach Mortgage Loan Trust
	Series 2005-WL2 Cl. M2
500	1.162%—08/25/2035[1]	427
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
218	0.667%—06/25/2036[1]	116
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
116	0.497%—10/25/2036[1]	63
	Park Place Securities Inc.
	Series 2004-WWF1 Cl. M2
11	1.447%—12/25/2034[1]	11
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
98	4.034%—06/25/2033[3]	100
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. A1B
289	0.987%—08/25/2035[1]	287
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€1,260	0.132%—12/15/2023[1]	1,291
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
$200	0.707%—05/25/2036[1]	159
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Wood Street CLO BV4
	Series II-A Cl. A1
€18	0.280%—03/29/2021[1,2]	$ 20
TOTAL ASSET-BACKED SECURITIES
(Cost $6,824)		6,450

COLLATERALIZED MORTGAGE OBLIGATIONS—7.6%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A1
$4	2.320%—08/25/2035[1]	4
	Series 2005-5 Cl. A2
7	2.480%—08/25/2035[1]	7
	Series 2005-2 Cl. A2
2	2.924%—03/25/2035[1]	1
	Series 2005-2 Cl. A1
6	3.090%—03/25/2035[1]	6
		18
	Bear Stearns Alt-A Trust
	Series 2005-5 Cl. 25A1
1,269	5.252%—07/25/2035[5]	1,043
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
516	1.222%—08/25/2035[1,2]	391
	Countrywide Alternative Loan Trust
	Series 2005-79CB Cl. A5
346	5.500%—01/25/2036	315
	Series 2006-19CB Cl. A4
140	6.000%—08/25/2036[1]	130
	Series 2007-5CB Cl. 1A13
152	6.000%—04/25/2037	133
	Series 2007-5CB Cl. 1A4
558	6.000%—04/25/2037	490
		1,068
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
47	2.566%—04/20/2035[5]	47
	DBUBS Mortgage Trust
	Series 2011-LC2A Cl. A2
1,905	3.386%—07/10/2044[2]	1,910
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-OA4 Cl. 1A1B
753	0.557%—08/25/2047[1]	602
	Series 2007-AB1 Cl. A1
578	0.727%—04/25/2037[1]	302
		904
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-HOA1 Cl. A11
548	0.607%—07/25/2047[1]	397
	JP Morgan Mortgage Trust
	Series 2005-A3 Cl. 2A1
104	2.575%—06/25/2035[5]	103
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,097	6.250%—10/26/2036[2]	819
	Lehman XS Trust
	Series 2006-12N Cl. A31A
257	0.627%—08/25/2046[1]	197
	Marche Mutui Srl
	Series 5 Cl. A
€16	0.245%—10/27/2065[1]	17

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 4 Cl. A
€51	0.342%—02/25/2055[1]	$ 55
	Series 6 Cl. A1
92	2.095%—01/27/2064[1]	101
		173
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
$213	2.233%—06/25/2036[5]	207
	RBSSP Resecuritization Trust
	Series 2010-1 Cl. 2A1
696	2.479%—07/26/2045[2,5]	692
	Residential Accredit Loans Inc.
	Series 2006-QO6 Cl. A1
114	0.607%—06/25/2046[1]	48
	Series 2006-QS13 Cl. 1A6
675	6.000%—09/25/2036	545
		593
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
65	0.827%—01/25/2046[1]	33
	Series 2006-A12 Cl. A3
639	6.000%—11/25/2036	430
	Series 2006-A12 Cl. A2
119	6.250%—11/25/2036	82
		545
	Structured Asset Mortgage Investments Inc.
	Series 2006-AR5 Cl. 1A1
67	0.637%—05/25/2036[1]	53
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2003-AR9 Cl. 2A
28	2.563%—09/25/2033[5]	28
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,390)		9,188

CORPORATE BONDS & NOTES—9.1%
	AT&T Inc.
100	1.533%—06/30/2020[5]	99
100	2.450%—06/30/2020	99
300	3.000%—06/30/2022	295
400	3.400%—05/15/2025	384
100	4.500%—05/15/2035	91
200	4.750%—05/15/2046	177
		1,145
	Banco Popolare SC MTN[6]
€500	3.500%—03/14/2019	536
	Banco Santander SA
200	6.250%—09/11/2021[5,7]	198
	Barclays Bank plc
$200	7.625%—11/21/2022	224
	Barclays plc
€200	6.500%—9/15/2019[5,7]	210
200	8.000%—12/15/2020[5,7]	228
		438
	BellSouth Corp.
$300	4.821%—04/26/2021[2]	303
	Credit Agricole SA
€300	6.500%—06/23/2021[5,7]	322
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		Ford Motor Credit Co. LLC
	$1,100	2.375%—01/16/2018	$ 1,099
		GATX Financial Corp.
	1,000	5.800%—03/01/2016	1,004
		Goldman Sachs Group Inc.
	500	1.712%—09/15/2020[5]	498
		Hewlett Packard Enterprise Co.
	150	2.450%—10/05/2017[2]	150
	150	2.850%—10/05/2018[2]	150
			300
		JPMorgan Chase & Co.
	1,100	2.750%—06/23/2020	1,106
		Navient Corp. MTN[6]
	740	2.752%—05/03/2019[5,8]	560
		Petrobras Global Finance BV
	100	2.886%—03/17/2017[5]	94
	400	5.375%—01/27/2021	303
			397
		Royal Bank of Scotland plc MTN[6]
	200	9.500%—03/16/2022[5]	213
		Telefonica Emisiones SAU
	2,450	1.243%—06/23/2017[5]	2,438
		Turkiye Garanti Bankasi AS
	200	3.124%—04/20/2016[2,5]	200
TOTAL CORPORATE BONDS & NOTES
(Cost $11,351)			10,981

FOREIGN GOVERNMENT OBLIGATIONS—7.3%
		Autonomous Community of Catalonia
	€300	4.950%—02/11/2020	349
		Bundesobligation Inflation Linked[8]
	213	0.750%—04/15/2018	237
		Colombian TES
COL$	344,492	3.000%—03/25/2033[8]	86
		France Government Bond OAT
	€340	3.500%—04/25/2020	426
		Hellenic Railways Organization SA
	500	4.028%—03/17/2017	489
		Hellenic Republic Government International Bond MTN[6]
	¥100,000	3.800%—08/08/2017	705
		Italy Buoni Poliennali Del Tesoro
	€332	2.350%—09/15/2024[2,8]	414
	185	2.550%—09/15/2041[8]	251
			665
		Mexican Bonos
MEX$	3,561	4.750%—06/14/2018	198
		Mexican Udibonos
	11,207	4.000%—11/08/2046[8]	638
	13,976	4.500%—12/04/2025[8]	859
			1,497
		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[8]	1,071
		Spain Government Inflation Linked Bond[8]
	€200	1.000%—11/30/2030[2]	212

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost, Notional, and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.K. Gilt Inflation Linked[8]
£1,624	0.125%—03/22/2024-03/22/2068	$ 2,711
77	0.375%—03/22/2062	197
		2,908
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,193)		8,843

MORTGAGE PASS-THROUGH—1.1%
	Federal Home Loan Mortgage Corp. REMIC[9]
$559	1.026%—12/15/2037[1]	561
	Federal National Mortgage Association REMIC[9]
145	0.777%—07/25/2037[1]	145
156	0.807%—07/25/2037[1]	157
124	0.867%—05/25/2036[1]	124
290	1.107%—02/25/2041[1]	293
		719
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,270)		1,280

PURCHASED OPTIONS—0.1%
No. of Contracts/ Notional
	Interest Rate Swap Option 1 year
39,100	1.250%—07/05/2016	7
20,500	1.000%—06/23/2016-06/24/2016	10
96,100	1.500%—04/06/2016-07/05/2016	1
		18
	Interest Rate Swap Option 5 year
2,600	3.400%—12/05/2016	7
	Interest Rate Swap Option 30 year
1,000	2.680%—12/11/2017	70
	U.K. LIBOR Future 90 day
16,750	£98.50—12/21/2016[11]	1
4,875	£98.88—03/11/2016[11]	—
		1
TOTAL PURCHASED OPTIONS
(Premiums Paid/Cost $309)		96

U.S. GOVERNMENT OBLIGATIONS—106.3%
Principal Amount		Value
	U.S. Treasury Inflation Indexed Bonds[8]
$2,692	0.125%—04/15/2017-04/15/2020[10]	$ 2,697
7,422	0.125%—04/15/2019-07/15/2024	7,351
2,550	0.375%—07/15/2023	2,545
31,328	0.625%—07/15/2021-02/15/2043	32,082
2,981	0.750%—02/15/2042-02/15/2045	2,696
6,095	1.250%—07/15/2020	6,442
12,164	1.375%—02/15/2044	12,757
11,671	1.875%—07/15/2019	12,513
1,160	2.125%—01/15/2019-02/15/2040	1,246
217	2.125%—02/15/2041[10]	263
40,382	2.375%—01/15/2025-01/15/2027	47,025
317	2.500%—07/15/2016[10]	322
287	2.500%—01/15/2029	347
279	3.625%—04/15/2028	371
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $127,773)		128,657

SHORT-TERM INVESTMENTS—0.9%
REPURCHASE AGREEMENTS—0.6%
737	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $753)	737
U.S. GOVERNMENT OBLIGATIONS—0.3%
	U.S. Treasury Bills
412	0.261%—02/18/2016[10]	412
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,149)		1,149
TOTAL INVESTMENTS—137.7%
(Cost $168,259)		166,644
CASH AND OTHER ASSETS, LESS LIABILITIES—(37.7)%		45,656
TOTAL NET ASSETS—100.0%		$120,988

FUTURES CONTRACTS OPEN AT JANUARY 31, 2016
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BTP Futures (Sell)	23	€ 2,300	03/08/2016	$ (79)
Eurodollar Futures-CME 90 day (Buy)	7	$ 1,750	06/19/2017	20
U.S. Treasury Bond Futures 30 year (Sell)	30	3,000	03/21/2016	(154)
U.S. Treasury Note Futures 5 year (Buy)	72	7,200	03/31/2016	152
U.S. Treasury Note Futures 10 year (Buy)	14	1,400	03/21/2016	47
Ultra U.S. Treasury Bond Futures 30 year (Buy)	4	400	03/21/2016	33
Total Futures Contracts				$ 19

Harbor Real Return Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2016
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price/ Spread	Expiration Date	Premiums Received (000s)	Value (000s)
U.K. LIBOR Future 90 day (Put)	CME Group	134	£ 98.00	12/21/2016	$3	$ —
U.K. LIBOR Future 90 day (Call)	CME Group	39	99.25	03/11/2016	3	(10)
U.K. LIBOR Future 90 day (Put)	CME Group	39	98.63	03/11/2016	2	—
Total Written Options that Require Periodic Settlement of Variation Margin					$8	$(10)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price/ Spread	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 1 year (Call)	Deutsche Bank AG	400,000	243.20 [j]	06/01/2016	$ —	$ —
Inflation-Linked Swap Option 4 year (Put)	Deutsche Bank AG	600,000	233.55 [j]	01/22/2018	6	(3)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,700,000	234.81 [j]	03/24/2020	19	(25)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,000,000	238.64 [j]	10/02/2020	18	(17)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	3,600,000	216.69 [j]	04/07/2020	32	(2)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	500,000	217.97 [j]	09/29/2020	6	—
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	4,000,000	243.27 [j]	04/22/2024	29	(5)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	300,000	244.17 [j]	05/16/2024	2	—
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	500,000	120.72 [j]	06/22/2035	23	(9)
Credit Default Option 5 year (Call)	Barclays Bank plc	300,000	1.000%	04/20/2016	—	—
Credit Default Option 5 year (Put)	Barclays Bank plc	300,000	1.000	04/20/2016	1	—
Credit Default Option 5 year (Put)	Citibank NA	500,000	1.000	04/20/2016	1	(1)
Credit Default Option 5 year (Call)	Credit Suisse International	100,000	1.000	04/20/2016	—	—
Credit Default Option 5 year (Put)	JP Morgan Chase Bank NA	500,000	1.000	02/17/2016	1	—
Credit Default Option 5 year (Call)	Morgan Stanley Capital Services LLC	200,000	1.000	04/20/2016	—	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,200,000	2.500	12/11/2017	140	(41)
Interest Rate Swap Option 5 year 5 year (Call)	Credit Suisse International	2,000,000	2.300	04/25/2016	8	(11)
Interest Rate Swap Option 5 year 5 year (Call)	Credit Suisse International	2,600,000	2.400	12/05/2016	21	(36)
Interest Rate Swap Option 5 year 5 year (Call)	Goldman Sachs Bank USA	5,800,000	2.400	03/14/2016	22	(33)
Interest Rate Swap Option 5 year 5 year (Call)	Goldman Sachs Bank USA	7,300,000	2.500	02/18/2016	23	(49)
Interest Rate Swap Option 5 year 5 year (Call)	Morgan Stanley Capital Services LLC	2,300,000	2.300	04/19/2016	10	(13)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	300,000	$ 4.00	03/17/2016	13	(10)
Total Written Options Not Settled Through Variation Margin					375	$(255)
Total Written Options					$383	$(265)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2016
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Deutsche Bank AG	$ 25	$ 26	02/11/2016	$ (1)
Australian Dollar (Sell)	JP Morgan Chase Bank NA	151	150	02/11/2016	(1)
Brazilian Real (Buy)	Citibank NA	154	152	02/02/2016	2
Brazilian Real (Buy)	Citibank NA	152	149	03/02/2016	3
Brazilian Real (Buy)	Credit Suisse International	418	414	02/02/2016	4
Brazilian Real (Buy)	Deutsche Bank AG	1,444	1,460	02/02/2016	(16)
Brazilian Real (Buy)	Deutsche Bank AG	153	149	02/02/2016	4
Brazilian Real (Buy)	Goldman Sachs Bank USA	64	63	02/02/2016	1
Brazilian Real (Buy)	JP Morgan Chase Bank	994	984	02/02/2016	10
Brazilian Real (Buy)	JP Morgan Chase Bank	986	946	03/02/2016	40
Brazilian Real (Sell)	Citibank NA	154	151	02/02/2016	(3)
Brazilian Real (Sell)	Credit Suisse International	418	415	02/02/2016	(3)
Brazilian Real (Sell)	Deutsche Bank AG	1,597	1,581	02/02/2016	(16)
Brazilian Real (Sell)	Goldman Sachs Bank USA	31	31	02/02/2016	—
Brazilian Real (Sell)	JP Morgan Chase Bank	994	953	02/02/2016	(41)
Brazilian Real (Sell)	JP Morgan Chase Bank	1,355	1,690	04/04/2016	335
British Pound Sterling (Buy)	HSBC Bank USA	4,633	4,619	02/02/2016	14
British Pound Sterling (Buy)	HSBC Bank USA	1,550	1,643	02/11/2016	(93)
British Pound Sterling (Buy)	JP Morgan Chase Bank NA	732	775	02/11/2016	(43)
British Pound Sterling (Sell)	Citibank NA	4,360	4,541	02/02/2016	181
British Pound Sterling (Sell)	Citibank NA	1,056	1,113	02/11/2016	57
British Pound Sterling (Sell)	HSBC Bank USA	4,634	4,620	03/02/2016	(14)

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	$ 273	$ 274	02/02/2016	$ 1
Chinese Yuan (Sell)	JP Morgan Chase Bank	408	424	10/24/2016	16
Chinese Yuan (Sell)	JP Morgan Chase Bank	309	306	01/06/2017	(3)
Chinese Yuan (Sell)	JP Morgan Chase Bank	308	310	01/06/2017	2
Colombian Peso (Buy)	Citibank NA	101	102	02/12/2016	(1)
Colombian Peso (Buy)	Citibank NA	65	65	02/12/2016	—
Colombian Peso (Sell)	HSBC Bank USA	245	274	02/12/2016	29
Euro Currency (Buy)	Citibank NA	5,746	5,803	02/11/2016	(57)
Euro Currency (Buy)	Citibank NA	91	91	02/11/2016	—
Euro Currency (Buy)	Goldman Sachs Bank USA	1,059	1,064	02/11/2016	(5)
Euro Currency (Sell)	Citibank NA	699	694	02/11/2016	(5)
Euro Currency (Sell)	Goldman Sachs Bank USA	46	46	02/11/2016	—
Euro Currency (Sell)	JP Morgan Chase Bank NA	11,584	11,493	02/11/2016	(91)
Euro Currency (Sell)	JP Morgan Chase Bank NA	43	43	02/11/2016	—
Euro Currency (Sell)	Société Générale	632	643	02/11/2016	11
Indian Rupee (Buy)	Citibank NA	516	520	02/26/2016	(4)
Indian Rupee (Buy)	Citibank NA	1,073	1,088	05/24/2016	(15)
Indian Rupee (Buy)	Citibank NA	509	505	05/24/2016	4
Indian Rupee (Sell)	Citibank NA	515	512	02/26/2016	(3)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	2,713	2,778	02/02/2016	(65)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	839	825	02/12/2016	14
Japanese Yen (Sell)	JP Morgan Chase Bank NA	2,713	2,737	02/02/2016	24
Japanese Yen (Sell)	JP Morgan Chase Bank NA	66	65	02/12/2016	(1)
Japanese Yen (Sell)	JP Morgan Chase Bank NA	2,714	2,779	03/02/2016	65
Mexican Peso (Sell)	Goldman Sachs Bank USA	1,534	1,628	03/14/2016	94
Mexican Peso (Sell)	HSBC Bank USA	174	176	03/14/2016	2
New Zealand Dollar (Sell)	HSBC Bank USA	128	130	02/11/2016	2
New Zealand Dollar (Sell)	JP Morgan Chase Bank NA	929	936	02/11/2016	7
Polish Zloty (Buy)	Goldman Sachs Bank USA	119	120	05/12/2016	(1)
Polish Zloty (Sell)	BNP Paribas SA	116	117	05/12/2016	1
Singapore Dollar (Buy)	JP Morgan Chase Bank NA	255	254	02/26/2016	1
Singapore Dollar (Sell)	HSBC Bank USA	195	194	02/26/2016	(1)
Singapore Dollar (Sell)	HSBC Bank USA	853	862	02/26/2016	9
Singapore Dollar (Sell)	JP Morgan Chase Bank NA	113	112	02/26/2016	(1)
South African Rand (Buy)	JP Morgan Chase Bank NA	116	127	05/12/2016	(11)
South African Rand (Sell)	Société Générale	172	192	05/12/2016	20
South Korean Won (Buy)	Credit Suisse International	20	20	05/24/2016	—
South Korean Won (Buy)	HSBC Bank USA	292	294	05/24/2016	(2)
South Korean Won (Sell)	JP Morgan Chase Bank	1,206	1,214	05/24/2016	8
Taiwan Dollar (Buy)	HSBC Bank USA	24	24	05/24/2016	—
Taiwan Dollar (Buy)	JP Morgan Chase Bank	24	24	05/24/2016	—
Taiwan Dollar (Sell)	Barclays Capital	111	111	02/26/2016	—
Taiwan Dollar (Sell)	Goldman Sachs Bank USA	195	195	02/26/2016	—
Taiwan Dollar (Sell)	JP Morgan Chase Bank	639	657	02/26/2016	18
Total Forward Currency Contracts					$482

SWAP AGREEMENTS OPEN AT JANUARY 31, 2016
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500%	03/16/2018	£ 2500	$ (21)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	2.000	03/16/2026	700	(46)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	2.250	03/16/2046	2,040	(316)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023	¥ 40,000	(7)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.780	09/29/2022	MEX$ 2,700	3
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.780	10/06/2022	11,300	14
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.910	11/25/2022	14,100	18
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500	12/16/2017	$ 1,200	5
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	1,800	(20)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.230	09/16/2025	1,300	(60)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.350%	10/02/2025	$ 1,500	$ (85)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.800	10/28/2025	12,000	(175)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	6,800	(554)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	1,800	(54)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	12/16/2045	50	(3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.570	02/10/2046	100	(6)
Interest Rate Swaps						$(1,307)
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 24	Buy	5.000%	12/20/2020	4.274%	$2	$9	$ 700	$(7)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	14.560%	01/04/2021	R$ 300	$ (2)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.550	10/15/2017	€ 100	—
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.660	08/15/2018	100	—
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.650	10/15/2018	100	—
Credit Suisse International	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.620	09/15/2018	100	—
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.580	10/15/2017	100	(1)
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.610	09/15/2018	100	—
Deutsche Bank AG	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.650	10/15/2018	200	(1)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.650	09/15/2018	100	(1)
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.650	10/15/2018	100	(1)
JP Morgan Chase Bank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.580	10/15/2017	100	(1)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.530	10/15/2017	400	(2)
UBS AG Stamford	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.610	09/15/2018	200	(1)
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	£ 300	27
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.300	12/15/2030	200	8
Citibank NA	UK Retail Prices Index All Items NSA	Pay	3.190	04/15/2030	400	19
Citibank NA	UK Retail Prices Index All Items NSA	Pay	3.350	05/15/2030	200	17
Citibank NA	UK Retail Prices Index All Items NSA	Pay	3.330	08/15/2030	800	56
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.350	05/15/2030	100	9
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044	100	21
Deutsche Bank AG	UK Retail Prices Index All Items NSA	Pay	3.330	08/15/2030	400	27
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030	950	48
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	200	18
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.330	08/15/2030	1,000	70
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.360	04/15/2035	200	13
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	200	19
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.320	05/15/2030	400	31
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	1.910	04/15/2017	$ 2,700	(104)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	1.830	11/29/2016	200	(6)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	7,000	(453)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.860	11/05/2016	2,700	(82)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.830	11/29/2016	2,300	(67)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.850	11/29/2016	1,900	(57)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.360	01/28/2017	1,900	(109)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018	2,000	(112)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022	300	(44)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.420	02/12/2017	2,000	(117)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.180%	10/01/2018	$ 1,100	$ (61)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.940	10/23/2016	3,200	(99)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016	3,700	(120)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	2,500	(164)
UBS AG Stamford	US Consumer Price Index Urban Consumers NSA	Pay	2.060	05/12/2025	100	4
Interest Rate Swaps						$(1,218)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	Gatx Corp. 5.800% due 03/01/2016	Buy	1.070%	03/20/2016	0.324%	$(2)	$ 1	$ 1,000	$ (3)
Goldman Sachs International	JSC GAZPROM	Sell	1.000	03/20/2016	2.232	—	(15)	200	15
JP Morgan Chase Bank NA	JSC GAZPROM	Sell	1.000	03/20/2016	2.232	—	(8)	100	8
Morgan Stanley Capital Services LLC	JSC GAZPROM	Sell	1.000	03/20/2016	2.232	—	(8)	100	8
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.698	2	(6)	300	8
BNP Paribas SA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.698	4	(11)	600	15
Goldman Sachs International	Sberbank	Sell	1.000	03/20/2016	4.447	—	(5)	100	5
Credit Default Swaps									$ 56
Total Swaps									$(2,476)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2016 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 6,450	$—	$ 6,450
Collateralized Mortgage Obligations	—	9,188	—	9,188
Corporate Bonds & Notes	—	10,981	—	10,981
Foreign Government Obligations	—	8,843	—	8,843
Mortgage Pass-Through	—	1,280	—	1,280
Purchased Options	1	95	—	96
U.S. Government Obligations	—	128,657	—	128,657
Short-Term Investments
Repurchase Agreements	—	737	—	737
U.S. Government Obligations	—	412	—	412
Total Investments in Securities	$ 1	$166,643	$—	$166,644
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 979	$—	$ 979
Futures Contracts	252	—	—	252
Swap Agreements	—	486	—	486
Total Financial Derivative Instruments - Assets	$252	$ 1,465	$—	$ 1,717

Harbor Real Return Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Liability Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (497)	$—	$ (497)
Futures Contracts	(233)	—	—	(233)
Swap Agreements	—	(2,962)	—	(2,962)
Written Options	(10)	(255)	—	(265)
Total Financial Derivative Instruments-Liabilities	$(243)	$ (3,714)	$—	$ (3,957)
Total Investments	$ 10	$164,394	$—	$164,404
There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	59	(11)
Foreign Exchange Contracts	979	(507)
Interest Rate Contracts	775	(3,439)
Total	$1,813	$(3,957)

Harbor Real Return Fund
Portfolio of Investments—Continued

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2016.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2016, the aggregate value of these securities was $6,978 or 6% of net assets.
3	Step coupon security, the stated rate represents the rate in effect at January 31, 2016.
4	CLO after the name of a security stands for Collateralized Loan Obligation.
5	Variable rate security, the stated rate represents the rate in effect at January 31, 2016.
6	MTN after the name of a security stands for Medium Term Note.
7	Perpetuity bond, the maturity date represents the next callable date.
8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
10	At January 31, 2016, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $1,280 or 1% of net assets.
11	Purchased option that requires periodic settlement on variation margin.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
j	Amount represents Index Value.
R$	Brazilian Real
£	British Pound
COL$	Colombian Peso
€	Euro
¥	Japanese Yen
MEX$	Mexican Peso
NZD$	New Zealand Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Money Market Fund
Portfolio of Investments— January 31, 2016 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash of 0.0%)
GOVERNMENT AGENCY DEBT—87.3%
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$7,000	0.250%—02/17/2016	$ 6,999
5,000	0.260%—02/10/2016	5,000
19,200	0.265%—02/11/2016-02/18/2016	19,198
11,000	0.280%—02/29/2016	10,997
29,050	0.300%—03/02/2016-03/15/2016	29,041
4,500	0.306%—03/09/2016	4,499
2,000	0.315%—03/18/2016	1,999
1,400	0.320%—02/12/2016	1,400
10,111	0.330%—03/16/2016	10,107
8,500	0.339%—03/17/2016	8,496
9,000	0.355%—03/04/2016	8,997
8,000	0.430%—02/23/2016	7,998
		114,731
	Federal Home Loan Mortgage Corp. Discount Notes
10,000	0.200%—02/24/2016	9,999
	Federal National Mortgage Association Discount Notes
1,400	0.260%—02/02/2016	1,400
TOTAL GOVERNMENT AGENCY DEBT
(Cost $126,130)		126,130

TREASURY DEBT—12.5%
Principal Amount		Value
	U.S. Treasury Bills
$6,000	0.200%—02/04/2016	$ 6,000
10,000	0.213%—02/11/2016	9,999
2,000	0.261%—02/18/2016	2,000
TOTAL TREASURY DEBT
(Cost $17,999)		17,999

REPURCHASE AGREEMENTS—0.2%
(Cost $355)
355	Repurchase Agreement with State Street Corp. dated January 29, 2016 due February 01, 2016 at 0.000% collateralized by U.S. Treasury Notes (value $365)	355
TOTAL INVESTMENTS—100.0%
(Cost $144,484)[1]		144,484
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		3
TOTAL NET ASSETS—100.0%		$144,487

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at January 31, 2016 or October 31, 2015, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— January 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
purchase price and the maturity value of the issue over the period to effective maturity. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by each Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund Fund and Harbor Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
Harbor High-Yield Bond Fund entered into unfunded loan commitments during the period, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
Harbor High-Yield Bond Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations.
As of January 31, 2016, Harbor High-Yield Bond Fund had $9,000,000 in unfunded loan commitments outstanding.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
During the year, Harbor Bond Fund and Harbor Real Return Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Sale-Buybacks
A “sale-buyback” transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended January 31, 2016 was $35,286,000 at a weighted average interest rate of 0.282% for the Harbor Bond Fund and $50,398,000 at a weighted average interest rate of 0.503% for the Harbor Real Return Fund.
Short Sales
During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the year, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2016 for Harbor Bond Fund and Harbor Real Return Fund was $228,328,000 and $1,400,000, respectively.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Netting Arrangements
As described in further detail below, the Funds may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended January 31, 2016, the following Master Netting Arrangements have been entered into by one or more of the Funds:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of January 31, 2016, Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of January 31, 2016, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties. As of January 31, 2016, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
New Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 requires additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.
Money Market Fund Reform
The Securities and Exchange Commission recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value rounded to the fourth decimal place. “Government money market funds,” which are money market funds that limit their investments to cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect the Harbor Money Market Fund’s investment strategies, operations and/or return potential and financial statements. At this time, management is evaluating the potential impact of these changes.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 3—TAX Information
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Convertible Securities Fund	$ 365,345	$ 4,511	$ (26,735)	$ (22,224)
Harbor High-Yield Bond Fund*	1,591,696	11,546	(125,486)	(113,940)
Harbor Bond Fund	3,588,195	97,395	(73,924)	23,471
Harbor Real Return Fund*	168,259	1,452	(3,067)	(1,615)
Harbor Money Market Fund	144,484	—	—	—

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Susan A. DeRoche
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.FI.0116

Quarterly Schedule of
Portfolio Holdings
January 31, 2016
Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class
Harbor Target Retirement Income	HARAX	HARBX	HARCX
Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX
Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX
Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX
Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX
Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX
Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX
Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX
Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX
Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX

Harbor Target Retirement Income Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY— 20.3%
Shares		Value
6,427	Harbor Capital Appreciation Fund	$ 357
23,922	Harbor Mid Cap Growth Fund	181
15,364	Harbor Small Cap Growth Fund	164
40,173	Harbor Large Cap Value Fund	431
15,831	Harbor Mid Cap Value Fund	279
8,848	Harbor Small Cap Value Fund	204
11,272	Harbor International Fund	633
38,376	Harbor International Growth Fund	445
7,663	Harbor Global Growth Fund	151
TOTAL EQUITY
(Cost $3,098)		2,845

FIXED INCOME—69.8%
88,276	Harbor Unconstrained Bond Fund	862
166,673	Harbor High-Yield Bond Fund	1,545
FIXED INCOME—Continued
Shares		Value
449,548	Harbor Bond Fund	$ 5,197
242,474	Harbor Real Return Fund	2,173
TOTAL FIXED INCOME
(Cost $10,680)		9,777

SHORT-TERM— 9.9%
(Cost $1,386)
1,386,223	Harbor Money Market Fund	1,386
TOTAL INVESTMENTS—100.0%
(Cost $15,164)		14,008
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$14,008

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
1

Harbor Target Retirement 2015 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—27.2%
Shares		Value
4,529	Harbor Capital Appreciation Fund	$ 252
16,945	Harbor Mid Cap Growth Fund	128
10,908	Harbor Small Cap Growth Fund	116
27,784	Harbor Large Cap Value Fund	298
10,994	Harbor Mid Cap Value Fund	194
6,160	Harbor Small Cap Value Fund	142
7,851	Harbor International Fund	441
26,531	Harbor International Growth Fund	307
5,415	Harbor Global Growth Fund	107
27,873	Harbor Commodity Real Return Strategy Fund	92
TOTAL EQUITY AND COMMODITY
(Cost $2,347)		2,077

FIXED INCOME—64.6%
48,330	Harbor Unconstrained Bond Fund	472
98,997	Harbor High-Yield Bond Fund	918
FIXED INCOME—Continued
Shares		Value
224,060	Harbor Bond Fund	$2,590
105,881	Harbor Real Return Fund	949
TOTAL FIXED INCOME
(Cost $5,322)		4,929

SHORT-TERM— 8.2%
(Cost $623)
623,179	Harbor Money Market Fund	623
TOTAL INVESTMENTS—100.0%
(Cost $8,292)		7,629
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$7,629

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Target Retirement 2020 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—35.9%
Shares		Value
19,020	Harbor Capital Appreciation Fund	$ 1,058
72,037	Harbor Mid Cap Growth Fund	545
46,242	Harbor Small Cap Growth Fund	492
117,238	Harbor Large Cap Value Fund	1,259
46,401	Harbor Mid Cap Value Fund	818
26,136	Harbor Small Cap Value Fund	603
32,864	Harbor International Fund	1,845
111,408	Harbor International Growth Fund	1,291
22,713	Harbor Global Growth Fund	447
198,640	Harbor Commodity Real Return Strategy Fund	654
TOTAL EQUITY AND COMMODITY
(Cost $10,059)		9,012

FIXED INCOME—61.3%
158,120	Harbor Unconstrained Bond Fund	1,545
76,895	Harbor Convertible Securities Fund	744
FIXED INCOME—Continued
Shares		Value
391,377	Harbor High-Yield Bond Fund	$ 3,628
618,184	Harbor Bond Fund	7,146
258,339	Harbor Real Return Fund	2,315
TOTAL FIXED INCOME
(Cost $16,818)		15,378

SHORT-TERM— 2.8%
(Cost $698)
698,144	Harbor Money Market Fund	698
TOTAL INVESTMENTS—100.0%
(Cost $27,575)		25,088
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$25,088

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Target Retirement 2025 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—41.8%
Shares		Value
9,552	Harbor Capital Appreciation Fund	$ 531
36,185	Harbor Mid Cap Growth Fund	274
23,244	Harbor Small Cap Growth Fund	248
58,890	Harbor Large Cap Value Fund	632
23,303	Harbor Mid Cap Value Fund	411
13,120	Harbor Small Cap Value Fund	303
16,526	Harbor International Fund	928
55,955	Harbor International Growth Fund	648
11,408	Harbor Global Growth Fund	224
120,313	Harbor Commodity Real Return Strategy Fund	396
TOTAL EQUITY AND COMMODITY
(Cost $5,253)		4,595

FIXED INCOME—58.2%
Shares		Value
65,530	Harbor Unconstrained Bond Fund	$ 640
52,989	Harbor Convertible Securities Fund	513
189,089	Harbor High-Yield Bond Fund	1,753
235,177	Harbor Bond Fund	2,719
87,330	Harbor Real Return Fund	782
TOTAL FIXED INCOME
(Cost $6,943)		6,407
TOTAL INVESTMENTS—100.0%
(Cost $12,196)		11,002
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$11,002

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Target Retirement 2030 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—50.7%
Shares		Value
24,415	Harbor Capital Appreciation Fund	$ 1,358
91,698	Harbor Mid Cap Growth Fund	693
58,672	Harbor Small Cap Growth Fund	625
151,422	Harbor Large Cap Value Fund	1,626
59,620	Harbor Mid Cap Value Fund	1,051
33,346	Harbor Small Cap Value Fund	769
42,356	Harbor International Fund	2,378
143,790	Harbor International Growth Fund	1,667
29,154	Harbor Global Growth Fund	573
328,536	Harbor Commodity Real Return Strategy Fund	1,081
TOTAL EQUITY AND COMMODITY
(Cost $12,855)		11,821

FIXED INCOME—49.3%
Shares		Value
117,373	Harbor Unconstrained Bond Fund	$ 1,147
94,724	Harbor Convertible Securities Fund	917
373,261	Harbor High-Yield Bond Fund	3,460
426,177	Harbor Bond Fund	4,927
114,743	Harbor Real Return Fund	1,028
TOTAL FIXED INCOME
(Cost $12,531)		11,479
TOTAL INVESTMENTS—100.0%
(Cost $25,386)		23,300
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$23,300

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Target Retirement 2035 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—61.1%
Shares		Value
11,209	Harbor Capital Appreciation Fund	$ 624
42,160	Harbor Mid Cap Growth Fund	319
27,001	Harbor Small Cap Growth Fund	288
68,897	Harbor Large Cap Value Fund	740
27,224	Harbor Mid Cap Value Fund	480
15,283	Harbor Small Cap Value Fund	352
19,446	Harbor International Fund	1,092
65,946	Harbor International Growth Fund	764
13,395	Harbor Global Growth Fund	263
135,668	Harbor Commodity Real Return Strategy Fund	446
TOTAL EQUITY AND COMMODITY
(Cost $6,274)		5,368

FIXED INCOME—38.9%
Shares		Value
34,977	Harbor Unconstrained Bond Fund	$ 342
13,031	Harbor Convertible Securities Fund	126
122,772	Harbor High-Yield Bond Fund	1,138
140,915	Harbor Bond Fund	1,629
20,594	Harbor Real Return Fund	184
TOTAL FIXED INCOME
(Cost $3,697)		3,419
TOTAL INVESTMENTS—100.0%
(Cost $9,971)		8,787
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$8,787

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Target Retirement 2040 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—70.5%
Shares		Value
28,027	Harbor Capital Appreciation Fund	$ 1,559
105,148	Harbor Mid Cap Growth Fund	795
67,393	Harbor Small Cap Growth Fund	718
173,500	Harbor Large Cap Value Fund	1,863
68,404	Harbor Mid Cap Value Fund	1,205
38,299	Harbor Small Cap Value Fund	883
48,575	Harbor International Fund	2,727
164,471	Harbor International Growth Fund	1,906
33,481	Harbor Global Growth Fund	659
249,417	Harbor Commodity Real Return Strategy Fund	821
TOTAL EQUITY AND COMMODITY
(Cost $13,720)		13,136

FIXED INCOME—29.5%
Shares		Value
56,245	Harbor Unconstrained Bond Fund	$ 550
207,693	Harbor High-Yield Bond Fund	1,925
242,446	Harbor Bond Fund	2,803
24,897	Harbor Real Return Fund	223
TOTAL FIXED INCOME
(Cost $5,980)		5,501
TOTAL INVESTMENTS—100.0%
(Cost $19,700)		18,637
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$18,637

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Target Retirement 2045 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—80.0%
Shares		Value
8,882	Harbor Capital Appreciation Fund	$ 494
33,457	Harbor Mid Cap Growth Fund	253
21,384	Harbor Small Cap Growth Fund	228
54,467	Harbor Large Cap Value Fund	585
21,550	Harbor Mid Cap Value Fund	380
12,077	Harbor Small Cap Value Fund	278
15,399	Harbor International Fund	865
52,036	Harbor International Growth Fund	603
10,618	Harbor Global Growth Fund	209
62,735	Harbor Commodity Real Return Strategy Fund	206
TOTAL EQUITY AND COMMODITY
(Cost $4,605)		4,101

FIXED INCOME—20.0%
Shares		Value
10,489	Harbor Unconstrained Bond Fund	$ 103
41,353	Harbor High-Yield Bond Fund	383
44,705	Harbor Bond Fund	517
2,500	Harbor Real Return Fund	22
TOTAL FIXED INCOME
(Cost $1,098)		1,025
TOTAL INVESTMENTS—100.0%
(Cost $5,703)		5,126
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$5,126

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Target Retirement 2050 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—89.4%
Shares		Value
34,008	Harbor Capital Appreciation Fund	$ 1,892
127,853	Harbor Mid Cap Growth Fund	967
81,868	Harbor Small Cap Growth Fund	872
209,375	Harbor Large Cap Value Fund	2,249
82,661	Harbor Mid Cap Value Fund	1,457
46,322	Harbor Small Cap Value Fund	1,068
59,039	Harbor International Fund	3,315
200,254	Harbor International Growth Fund	2,321
40,641	Harbor Global Growth Fund	799
181,875	Harbor Commodity Real Return Strategy Fund	598
TOTAL EQUITY AND COMMODITY
(Cost $16,371)		15,538

FIXED INCOME—10.6%
Shares		Value
18,776	Harbor Unconstrained Bond Fund	$ 183
79,273	Harbor High-Yield Bond Fund	735
79,397	Harbor Bond Fund	918
TOTAL FIXED INCOME
(Cost $1,969)		1,836
TOTAL INVESTMENTS—100.0%
(Cost $18,340)		17,374
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$17,374

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
9

Harbor Target Retirement 2055 Fund†
Portfolio of Investments— January 31, 2016 (Unaudited)

Value and Cost in Thousands

EQUITY AND COMMODITY—93.0%
Shares		Value
1,530	Harbor Capital Appreciation Fund	$ 85
5,748	Harbor Mid Cap Growth Fund	43
3,672	Harbor Small Cap Growth Fund	39
9,373	Harbor Large Cap Value Fund	101
3,704	Harbor Mid Cap Value Fund	65
2,077	Harbor Small Cap Value Fund	48
2,647	Harbor International Fund	149
8,957	Harbor International Growth Fund	104
1,828	Harbor Global Growth Fund	36
6,775	Harbor Commodity Real Return Strategy Fund	22
TOTAL EQUITY AND COMMODITY
(Cost $799)		692

FIXED INCOME—7.0%
Shares		Value
534	Harbor Unconstrained Bond Fund	$ 5
2,249	Harbor High-Yield Bond Fund	21
2,257	Harbor Bond Fund	26
TOTAL FIXED INCOME
(Cost $55)		52
TOTAL INVESTMENTS—100.0%
(Cost $854)		744
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$744

Fair Value Measurements
All holdings at January 31, 2016 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2015 or January 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000.
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Target Retirement Funds
Notes to Portfolios of Investments— January 31, 2016 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”.  The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by the subadvisers, none of which is affiliated with the Adviser.
The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.
Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
11

Harbor Target Retirement Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Related Parties
The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2016, each Fund held 10% or fewer of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 26% of Harbor Unconstrained Bond Fund.
Note 3—TAX Information
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2016 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Target Retirement Income Fund	$15,164	$ 12	$(1,168)	$(1,156)
Harbor Target Retirement 2015 Fund	8,292	—	(663)	(663)
Harbor Target Retirement 2020 Fund	27,575	99	(2,586)	(2,487)
Harbor Target Retirement 2025 Fund	12,196	—	(1,194)	(1,194)
Harbor Target Retirement 2030 Fund	25,386	333	(2,419)	(2,086)
Harbor Target Retirement 2035 Fund	9,971	—	(1,184)	(1,184)
Harbor Target Retirement 2040 Fund	19,700	609	(1,672)	(1,063)
Harbor Target Retirement 2045 Fund	5,703	2	(579)	(577)
Harbor Target Retirement 2050 Fund	18,340	629	(1,595)	(966)
Harbor Target Retirement 2055 Fund	854	—	(110)	(110)
12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Rodger F. Smith
Trustee
Ann M. Spruill
Trustee
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Susan A. DeRoche
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.TR.0116

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 28th day of March, 2016 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ David G. Van Hooser

David G. Van Hooser – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 28, 2016
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 28, 2016